As filed with the Securities and Exchange Commission on April 19, 2011

Registration No. 333-147743; 811-08183

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 5	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 28	(X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT

(Exact Name of Registrant)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

50 Main Street

White Plains, New York 10606

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Mitchell T.G. Graye

President and Chief Executive Officer

First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W. Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

       Immediately upon filing pursuant to paragraph (b) of Rule 485

 X  On May 1, 2011, pursuant to paragraph (b) of Rule 485

       60 days after filing pursuant to paragraph (a)(1) of Rule 485

       On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium deferred variable annuity

Issued by

First Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity® (the “Contract”) — a flexible premium deferred variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. First Great-West Life & Annuity Insurance Company (“we,” “us,” or “First Great-West”) issues the Contract as individual contracts.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2011 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity®, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account, which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio – Class O Shares)
•	Alger Mid Cap Growth Portfolio – Class I-2 Shares (formerly Alger American Midcap Growth Portfolio – Class O Shares)
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	American Century VP Balanced Fund – Class I Shares
•	American Century VP Mid Cap Value Fund – Class II Shares
•	American Century VP Value Fund – Class I Shares
•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares (formerly Columbia VIT Marsico 21st Century Fund – Class B Shares)
•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares (formerly Seligman Communications and Information Portfolio)
•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares (formerly Columbia VIT Small Cap Value Fund – Class B Shares)

The date of this Prospectus is May 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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•	Delaware VIP Smid Cap Growth Series – Standard Class (formerly Delaware VIP Growth Opportunities Series)
•	Delaware VIP Small Cap Value Series – Standard Class Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP – Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares
•	DWS Large Cap Value VIP – Class A Shares
•	DWS Small Cap Index VIP – Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class 2 Shares
•	Invesco V.I. International Growth Fund – Series I Shares (formerly AIM V.I. International Growth Fund)
•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Equity Fund)
•	Invesco V.I. Small Cap Equity Fund – Series I Shares (formerly AIM V.I. Small Cap Equity Fund)
•	Invesco Van Kampen V.I. Comstock Fund – Series I Shares (formerly Van Kampen LIT Comstock Portfolio)
•	Invesco Van Kampen V.I. Growth and Income Fund – Series I Shares (formerly Van Kampen LIT Growth and Income Portfolio)
•	Janus Aspen Balanced Portfolio – Service Shares
•	Janus Aspen Flexible Bond Portfolio – Service Shares
•	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
•	LVIP Baron Growth Opportunities Fund – Service Class Shares
•	MFS Utilities Series – Service Class (formerly MFS VIT Utility Series)
•	MFS International Value Portfolio – Service Class Shares
•	NVIT Mid Cap Index Fund – Class II Shares (formerly GVIT Mid Cap Index Fund)
•	Oppenheimer Global Securities Fund/VA – Non Service Shares
•	Oppenheimer International Growth Fund/VA – Non Service Shares
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares
•	Prudential Series Fund Equity Portfolio – Class II Shares
•	Prudential Series Fund Natural Resources Portfolio – Class II Shares
•	Putnam VT American Government Income Fund – Class IB Shares
•	Putnam VT Equity Income Fund – Class IB Shares
•	Putnam VT Global Health Care Fund – Class IB Shares*
•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares
•	Schwab MarketTrack Growth Portfolio II™
•	Schwab Money Market Portfolio™
•	Schwab S&P 500 Index Portfolio
•	Sentinel Variable Products Small Company Fund
•	Sentinel Variable Products Common Stock Fund
•	Sentinel Variable Products Bond Fund

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

•	Templeton Foreign Securities Portfolio – Class 2 Shares
•	Touchstone Mid Cap Growth Fund – Class I Shares
•	Van Eck VIP Global Bond Fund – Initial Class Shares (formerly Van Eck Insurance Trust Worldwide Bond Fund)
•	Van Eck VIP Global Hard Assets Fund – Class S Shares (formerly Van Eck Insurance Trust Worldwide Hard Assets Fund)
•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares (formerly Wells Fargo Advantage VT Discovery Fund – Class VT Shares)
•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares (formerly Wells Fargo Advantage VT Opportunity Fund – Class VT Shares)

*	New Portfolio available as of May 1, 2011.

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	AllianceBernstein VPS Growth Portfolio – Class A Shares[2]
•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares[2]
•	AllianceBernstein VPS International Value Portfolio – Class A Shares[1]
•	American Century VP Income & Growth Fund – Class I Shares[1]
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares[2]
•	Neuberger Berman AMT Regency Portfolio – Class S Shares[2]
•	Pioneer Emerging Markets VCT Portfolio – Class II Shares[1]
•	Third Avenue Value Portfolio – Variable Series Trust Shares[2]
[1]	Effective April 27, 2010, the Sub-Accounts investing in these Portfolio were closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

[2]	Effective May 1, 2009, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity®.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days and up to 60 days for replacement annuity contracts, during which time you may cancel your Contract as described in more detail on this Prospectus.

Payout Options

The Schwab OneSource Annuity® offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

1-888-560-5938.

Via Internet:

www.schwab.com/annuity

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Service Center – P.O. Box 173921, Denver, CO, 80217-3921. The toll-free telephone number is 1-888-560-5938.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

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Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant’s 90th birthday.

Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by First Great-West or at another time of First Great-West’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2. See “Death Benefit” on page XX.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to First Great-West and Schwab received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by First Great-West before it was processed.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by First Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or the financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.30%	3.07%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years
$411	$1,298	$2,274	$5,177

This Example does not show the effect of premium taxes. Premium taxes are deducted from Contract Value upon full surrender, death, or annuitization. See “Charges and Deductions – Premium Tax” on page XX. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

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How to contact the Annuity Service Center

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction. The duration of your Right of Cancellation period under New York state law is 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. In addition, each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the Right of Cancellation period by sending it to the Annuity Service Center or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity®. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

First Great-West Life & Annuity Insurance Company

First Great-West (formerly known as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. First Great-West operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. First Great-West’s Home Office is located at 50 Main Street, White Plains, New York 10606.

First Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the

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surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of the First Great-West Life & Annuity Insurance Company, including the Series Account, and it became directly liable for the First Great-West Life & Annuity Insurance Company’s liabilities and obligations, including those with respect to the Contract supported by the Series Account.

The Series Account

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Series Account was established in accordance with New York laws on January 15, 1997.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.

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Alger Large Cap Growth Portfolio–Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio-Class O Shares) seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end.

Alger Mid Cap Growth Portfolio–Class I-2 Shares (formerly Alger American MidCap Growth Portfolio-Class O Shares) seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued. AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry. The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio consists of approximately 90-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio may invest, without limit, in derivatives, such as options, futures, forwards and swaps. The Portfolio’s investments include investments in securities of companies selected by the Portfolio’s adviser for their growth potential within various market sectors. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises. Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Advisor may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk the Portfolio may from time to time invest in currency-related derivatives, including the forward currency exchange contracts, futures, option on futures, swaps and options. The Advisor may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

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AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or ‘‘REITs’’ and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

American Century Variable Portfolios, Inc.— advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily those of large (those with a market capitalization greater than $2 billion), publicly-traded U.S. companies, from most attractive to least attractive based on each stock’s value as well as its growth potential. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Portfolio, the portfolio managers look for companies whose stock price may not reflect the companies’ value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares (formerly Columbia VIT Marsico 21st Century Fund - Class B Shares) seeks long term growth of capital. The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares (formerly Seligman Communications and Information Portfolio) seeks long-term capital appreciation. The Portfolio invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies in technology and technology-related industries. The Portfolio may invest in any country and generally invests in several countries in different geographic regions.

Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares (formerly Columbia VIT Small Cap Value-Class B Shares) seeks long term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

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Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation. The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series investment manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward. Under normal circumstances, the Series will invest at least 80% of its net assets in small-capitalization companies. For purposes of the Series, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase.

Delaware VIP Smid Cap Growth Series–Standard Class Shares (formerly Delaware VIP Growth Opportunities Series) seeks long-term capital appreciation. The Series invests primarily in common stocks of growth oriented companies that the Series’ investment manage believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Series generally focuses on small- to mid-sized companies that, at the time of investment, have total market capitalizations within the range of the Russell 2500 Growth Index.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. (The Sub- Adviser is Fayez Sarofim & Co.)

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital. The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The Portfolio generally focuses on established companies that are similar in size to the companies in the “S&P 500® Index” (generally 500 of the largest companies in the U.S.) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest U.S. companies that have above-average price-to-earnings rations).

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP–Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management considers to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Sub-advised by QS Investors, LLC.

DWS Dreman Small Mid Cap Value VIP–Class A Shares seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management L.L.C.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity

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securities of large U.S. companies that are similar in size to the companies in the Russell 1000® Value Index and that Portfolio management believes are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Under normal circumstances, the Portfolio invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, Inc.

Federated Insurance Series—advised by Federated Equity Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income. The fund seeks to provide current income. Under normal market conditions, the fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The fund also may invest in U.S. government securities and certain derivative instruments.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. International Growth Fund–Series I Shares (formerly AIM V.I. International Growth Fund) seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the portfolio managers to have strong earnings growth. The Portfolios invests primarily in equity securities. The Portfolio focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. As of December 31, 2010, the principal countries in which the Portfolio invests were United Kingdom, Japan, Switzerland, Australia and the United States. The Portfolio may also invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Invesco V.I. Mid Cap Core Equity Fund–Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund) seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. In complying with the 80% investment requirement, the fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement. The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap Index range from $228 million to $21.2 billion. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. The fund may invest up to 25% of its total assets in foreign securities. In selecting securities for the fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive

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positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

Invesco V.I. Small Cap Equity Fund–Series I Shares (formerly AIM V.I. Small Cap Equity Fund) seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers. In complying with the 80% investment requirement, the fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement.

Invesco Van Kampen V.I. Comstock Fund–Series I Shares (formerly Van Kampen LIT Comstock Portfolio) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco Van Kampen V.I. Growth and Income Fund–Series I Shares (formerly Van Kampen LIT Growth and Income Portfolio) seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short term securities.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Portfolio–Service Shares seeks long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return. The Portfolio’s objective may be changed without shareholder approval. MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt

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instruments in investment grade debt instruments, but may also invest in lower quality debt instruments. MFS may invest the Portfolio’s assets in companies of any size. MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivative primarily to increase or decrease currency exposure. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

MFS® Variable Insurance Trust II— advised by Massachusetts Financial Services Company of Boston, Massachusetts

MFS® International Value Portfolio–Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest in a relatively large percentage of the Portfolio’s assets in issuers a single country, a small number of countries, or a particular geographic region. MFS focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size. MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund–Class II Shares (formerly GVIT Mid Cap Index Fund) seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies included in, or other instruments that are correlated with, the S&P 400 Index, such as derivates linked to that index.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, LLC of New York, New York.

Neuberger Berman AMT Regency Portfolio–Class S Shares seeks growth of capital. To pursue this goal, the Portfolio invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers):

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non Service Shares seeks long term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

Oppenheimer International Growth Fund/VA–Non Service Shares seeks long-term capital appreciation by investing under normal circumstances, at least 65% of its total assets in equity securities of issuers that are domiciled or have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies. The Portfolio mainly invests in “growth companies,” which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. The Portfolio may invest up to 25% of its total assets in emerging markets. The Portfolio considers an

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issuer to be located in an emerging market if it is domiciled or has its primary operations in emerging markets (directly or indirectly). From time to time, the Portfolio may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia, Europe or Latin America. The Portfolio’s manager looks primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. The Portfolio’s manager currently focuses on the following factors: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among countries, companies and industries to seek to reduce the risks of foreign investing, such as currency fluctuations and market volatility. The consideration of those factors may vary in particular cases and may change over time. The Portfolio’s manager also considers the effects of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The Portfolio’s manager does not invest any fixed amount of the Portfolio’s assets according to these criteria, which may change over time. The Portfolio’s manager monitors individual issuers for changes in these factors, which may trigger a decision to sell a security. The Portfolio does not limit its investment to issuers within a specific market capitalization range and at times may invest in both smaller, less well-known companies and larger, more established companies that the Portfolio’s manager believes have favorable prospects for capital growth relative to the market. The Portfolio may invest a substantial portion of its assets in stocks of small to mid-sized companies. The price of those stocks may be more volatile than the price of stocks issued by larger companies. The Portfolio primarily invests in common stock but may also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Portfolio typically does not invest in debt securities to a significant degree but can invest up to 20% of its total assets in debt securities when the Portfolio’s manager believes that it is appropriate to do so in order to seek the Portfolio’s objective. The Portfolio can invest up to 15% of its total assets in debt securities that are below investment grade, commonly referred to as “junk bonds.” The Portfolio can also use derivative instruments, such as options, futures, forwards and swaps, to seek higher investment returns or to try to manage investment risks.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2010 was 4.50 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

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PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor’s Services, Inc., or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital. The Portfolio invests primarily in securities of emerging market issuers. Although the Portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the Portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers. The Portfolio considers emerging market issuers to include: issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market government issuers.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad group of carefully selected securities that the Portfolio’s adviser believes are reasonably priced, rather than securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests predominately in equity securities.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital. The Portfolio invests primarily in equity securities of companies that the Portfolio‘s investment adviser considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies.

The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.

The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital by investing in common stock of major established companies (companies within the market capitalization range of the Russell 1000® Index) as well as smaller companies. Sub-advised by Jennison Associates, LLC of New York, New York.

The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital by investing in common stocks and convertible securities of natural resource companies and in securities that are related to the market value of some natural resource.

Putnam Variable Trust—advised by Putnam Investments, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit

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of the United States (e.g. U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g. Fannie Mae and Freddie Mac mortgage-backed bonds); and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities.

Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in common stocks and other equity investments that offer the potential for current income.

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that the fund believes have favorable investment potential. The fund considers, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund also uses derivatives, such as futures, options, warrants, and swap contracts, for both hedging and non-hedging purposes and the fund may engage in short sales of securities.

Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.

Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital. The Portfolio’s investment adviser invests the Portfolio’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Portfolio normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2010 was $2.0 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole. The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk. The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds: (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions; (3) Debt securities (payable in U.S. dollars)

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issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities. The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, and debt instruments (including high-yield and “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where the adviser determines that these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restricting. The adviser searches for companies that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance. Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded. The Portfolio may invest in companies of any market capitalization, including companies that are considered ranging from small-cap to large-cap by relevant rating and tracking agencies such as S&P. When the Portfolio acquires debt securities, it primarily does so where the adviser believes that those securities will be worth significantly more when they are eventually sold, redeemed, mature or are converted into another form through a company restructuring. These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy. The adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues. The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund–Class I Shares seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal. Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $1.3 billion and $14 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The fund may also invest in companies in the technology sector.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York, New York.

Van Eck VIP Global Bond Fund—Initial Class Shares (formerly Van Eck Insurance Trust Worldwide Bond Fund) seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Eck VIP Global Hard Assets Fund–Class S Shares (formerly Van Eck Insurance Trust Worldwide Hard Assetst Fund) seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”. “Hard assets” consist of precious metals, natural resources, real estate and commodities. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Fund will invest in securities of companies located throughout the world (including the U.S.). The Funds investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trust, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard asset securities

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Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class 2 Shares (formerly Wells Fargo Advantage VT Discovery Fund–Class VT Shares) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the fund’s total assets in equity securities of small- and medium-capitalization companies and up to 25% of the fund’s total assets in equity securities of foreign issuers through ADRs and similar investments. The fund invests in equity securities of small- and medium-capitalization companies that the fund believes offer favorable opportunities for growth. The fund defines small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may use futures, options, repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares (formerly Wells Fargo Advantage VT Opportunity Fund–Class VT Shares) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80%of the fund’s total assets in equity securities and up to 25% of the fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments. The fund invests principally in equity securities of medium-capitalization companies, which the fund defines as those within the range of market capitalizations of companies in the Russell Midcap® Index. Furthermore, the fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. The fund reserves the right to hedge the fund’s foreign currency exposure to purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the fund will not engage in extensive foreign currency hedging.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

W here to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com/annuity.

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

First Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to First Great-West) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

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The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by First Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days required by New York state law and 60 days if the contract is a replacement), you may cancel your Contract. During the Right of Cancellation period, all Contributions will first be allocated to the Money Market Sub-Account and will remain there until the next Transaction Date following the end of the Right of Cancellation period plus five calendar days. If you exercise your Right of Cancellation, you must return the Contract to First Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages. Any changes made during the Right of Cancellation period will take effect after the Right of Cancellation period has expired.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In New York, we will refund the greater of (i) Contributions (less any withdrawals and distributions taken during the Right of Cancellation period, or (ii) the Annuity Account Value.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. New York state requires that we return the greater of: (a) Contributions received (less any surrenders, withdrawals, and distributions taken during the Right of Cancellation period), or (b) the Annuity Account Value effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center at First Great-West if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

First Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

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Each Sub-Account’s value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge, and

•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.com/annuity where you will be redirected to a First Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center if received before 4:00 p.m. ET. Any transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

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Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, First Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

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You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

First Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

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Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

First Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to the Annuity Service Center or via the Internet at www.schwab.com/annuity, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

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If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to commence, First Great-West may delay the Annuity Commencement Date by 30 days.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

First Great-West generally will pay the Surrender Value in a single sum within 7 days after receipt of the Request. First Great-West may delay payment for: (a) any period (i) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (ii) during which trading on the New York Stock Exchange is restricted; (b) any period during which an emergency exists as a result of which (i) disposal of the Series Account owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Series Account to determine the value of its net assets; or (c)  any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” on page XX.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET on days the New York Stock Exchange is open for business will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

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If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

If you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Proportional Withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Proportional Withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

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The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by First Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

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If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.

Contingent Annuitant

While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date, you may, by written Request designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. If the Beneficiary is a partnership, any benefits will be paid to the partnership as it existed at the time of the Owner’s or the Annuitant’s death.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

The Owner may change the ownership while the Annuitant and Owner are living. Any change will take effect as of the date the signed written Request is received by us at the Annuity Service Center, unless a different date is specified by the Owner. If the Owner wishes to specify a specific date, that date must be within 60 days of the Owner’s signature. The change will not take affect if any other action was taken by the Owner or payout was made by First Great-West before the requested change was processed.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select

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Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes in connection with Contributions or values under the Contracts. As of May 1, 2009, the State of New York does not charge Premium Taxes and no deductions will be made. Should applicable New York law subsequently be changed, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

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•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to First Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant’s 90th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

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Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. The interest rate used will be 3%.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the fifth valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

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Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable New York or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which

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represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for

35

federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59 1/2, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to First Great-West. All assignments are subject to any action taken or payout made by First Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribu tion of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

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GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

First Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in First Great-West.

Rights Reserved by First Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.

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•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

L egal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, First Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of First Great-West.

Le gal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company and the financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report on the financial statements of First Great-West Life & Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Availab le Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

(888) 560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by First Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and First Great-West, such as:

•	general information;
•	information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

Investment Division (0.65)	2010	2009	2008
ALGER LARGECAP GROWTH
Value at beginning of period	8.51	5.80	10.00
Value at end of period	9.58	8.51	5.80
Number of accumulation units outstanding at end of period	3,069	980	40
ALGER MIDCAP GROWTH
Value at beginning of period	7.21	10.00
Value at end of period	8.56	7.21
Number of accumulation units outstanding at end of period	-	-
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	7.70	10.00
Value at end of period	8.65	7.70
Number of accumulation units outstanding at end of period	-	-
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	8.30	10.00
Value at end of period	9.48	8.30
Number of accumulation units outstanding at end of period	-	-
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	7.27	5.24	10.00
Value at end of period	8.15	7.27	5.24
Number of accumulation units outstanding at end of period	18,717	12,899	2,505
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.41	4.79	10.00
Value at end of period	6.66	6.41	4.79
Number of accumulation units outstanding at end of period	10,220	17,377	3,838
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	7.52	5.85	10.00
Value at end of period	9.44	7.52	5.85
Number of accumulation units outstanding at end of period	5,402	1,119	1,085
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	8.85	10.00
Value at end of period	11.16	8.85
Number of accumulation units outstanding at end of period	5,992	4,694
AMERICAN CENTURY VP BALANCED
Value at beginning of period	9.21	8.03	10.00
Value at end of period	10.21	9.21	8.03
Number of accumulation units outstanding at end of period	649	649	649
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	7.96	10.00
Value at end of period	9.03	7.96
Number of accumulation units outstanding at end of period	4,437	3,661
AMERICAN CENTURY VP MIDCAP VALUE
Value at beginning of period	13.11	10.00
Value at end of period	15.50	13.11
Number of accumulation units outstanding at end of period	4,501	4,501
AMERICAN CENTURY VP VALUE
Value at beginning of period	8.75	7.35	10.00
Value at end of period	9.86	8.75	7.35
Number of accumulation units outstanding at end of period	16,940	11,716	1,505
COLUMBIA VIT MARSICO 21ST CENTURY
Value at beginning of period	10.00	10.00
Value at end of period	15.50	10.00
Number of accumulation units outstanding at end of period	-	-
COLUMBIA VIT SMALL CAP VALUE
Value at beginning of period	12.65	10.00
Value at end of period	15.89	12.65
Number of accumulation units outstanding at end of period	2,562	2,562
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	8.97	6.85	10.00

Value at end of period	11.79	8.97	6.85
Number of accumulation units outstanding at end of period	3,105	2,234	4
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	9.19	10.00
Value at end of period	12.44	9.19
Number of accumulation units outstanding at end of period	167	-
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.00	10.00
Value at end of period	10.16	10.00
Number of accumulation units outstanding at end of period	-	-
DREYFUS VIF APPRECIATION
Value at beginning of period	8.84	7.26	10.00
Value at end of period	10.13	8.84	7.26
Number of accumulation units outstanding at end of period	26,554	22,647	12
DWS BLUE CHIP VIP
Value at beginning of period	8.56	10.00
Value at end of period	9.68	8.56
Number of accumulation units outstanding at end of period	1,085	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	8.49	10.00
Value at end of period	9.84	8.49
Number of accumulation units outstanding at end of period	16,399	41
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	8.93	10.00
Value at end of period	10.92	8.93
Number of accumulation units outstanding at end of period	10,212	10,325
DWS HEALTH CARE VIP
Value at beginning of period	9.72	10.00
Value at end of period	10.45	9.72
Number of accumulation units outstanding at end of period	3,108	-
DWS LARGE CAP VALUE VIP
Value at beginning of period	7.98	6.40	10.00
Value at end of period	8.78	7.98	6.40
Number of accumulation units outstanding at end of period	3,158	6,983	23
DWS SMALL CAP INDEX VIP
Value at beginning of period	8.65	6.88	10.00
Value at end of period	10.86	8.65	6.88
Number of accumulation units outstanding at end of period	6,346	6,494	767
DWS STRATEGIC VALUE VIP
Value at beginning of period	7.02	10.00
Value at end of period	7.85	7.02
Number of accumulation units outstanding at end of period	-	-
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.66	10.20	10.00
Value at end of period	11.14	10.66	10.20
Number of accumulation units outstanding at end of period	22,490	31,217	3,665
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	8.39	10.00
Value at end of period	10.68	8.39
Number of accumulation units outstanding at end of period	640	757
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.00
Value at end of period	10.82
Number of accumulation units outstanding at end of period	5,808
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	8.41	6.26	10.00
Value at end of period	9.43	8.41	6.26
Number of accumulation units outstanding at end of period	15,815	11,437	795
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.50	10.00
Value at end of period	14.17	12.50
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. SMALL CAP EQUITY

Value at beginning of period	12.21	10.00
Value at end of period	15.60	12.21
Number of accumulation units outstanding at end of period	-	-
INVESCO VAN KAMPEN LIT COMSTOCK
Value at beginning of period	8.48	10.00
Value at end of period	9.77	8.48
Number of accumulation units outstanding at end of period	-	-
INVESCO VAN KAMPEN LIT GROWTH & INCOME
Value at beginning of period	8.65	10.00
Value at end of period	9.67	8.65
Number of accumulation units outstanding at end of period	11,159	7,690
JANUS ASPEN BALANCED
Value at beginning of period	10.33	10.00
Value at end of period	11.10	10.33
Number of accumulation units outstanding at end of period	35,135	12,963
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	11.51	10.25	10.00
Value at end of period	12.32	11.51	10.25
Number of accumulation units outstanding at end of period	39,060	24,398	1,936
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.66	10.00
Value at end of period	17.87	14.66
Number of accumulation units outstanding at end of period	13,441	1,643
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	8.52	10.00
Value at end of period	10.70	8.52
Number of accumulation units outstanding at end of period	17,685	14,570
MFS INTERNATIONAL VALUE
Value at beginning of period	13.12	10.00
Value at end of period	14.18	13.12
Number of accumulation units outstanding at end of period	10,552	1,181
MFS UTILITIES
Value at beginning of period	8.35	6.32	10.00
Value at end of period	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	2,227	1,005	1,005
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	8.06	10.00
Value at end of period	10.09	8.06
Number of accumulation units outstanding at end of period	-	-
NVIT MID CAP INDEX
Value at beginning of period	8.62	10.00
Value at end of period	10.78	8.62
Number of accumulation units outstanding at end of period	2,846	5,083
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	8.63	10.00
Value at end of period	9.94	8.63
Number of accumulation units outstanding at end of period	1,499	2,259
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	8.21	10.00
Value at end of period	9.36	8.21
Number of accumulation units outstanding at end of period	1,286	5,950
PIMCO VIT HIGH YIELD
Value at beginning of period	10.42	7.48	10.00
Value at end of period	11.85	10.42	7.48
Number of accumulation units outstanding at end of period	15,900	4,309	833
PIMCO VIT LOW DURATION
Value at beginning of period	10.97	9.74	10.00
Value at end of period	11.47	10.97	9.74
Number of accumulation units outstanding at end of period	49,567	14,484	3,449
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.38	10.05	10.00
Value at end of period	12.23	11.38	10.05
Number of accumulation units outstanding at end of period	63,917	29,301	357

PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.65	10.00
Value at end of period	8.79	7.65
Number of accumulation units outstanding at end of period	-	5,960
PIONEER FUND VCT
Value at beginning of period	8.30	10.00
Value at end of period	9.56	8.30
Number of accumulation units outstanding at end of period	7,266	8,931
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.09	10.00
Value at end of period	12.06	10.09
Number of accumulation units outstanding at end of period	-	-
PIONEER MID CAP VALUE VCT
Value at beginning of period	8.51	10.00
Value at end of period	9.97	8.51
Number of accumulation units outstanding at end of period	-	1,810
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	13.21	10.00
Value at end of period	14.63	13.21
Number of accumulation units outstanding at end of period	864	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	14.39	10.00
Value at end of period	18.23	14.39
Number of accumulation units outstanding at end of period	-	-
ROYCE SMALL-CAP
Value at beginning of period	13.11	10.00
Value at end of period	15.67	13.11
Number of accumulation units outstanding at end of period	8,430	5,730
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	8.65	10.00
Value at end of period	9.77	8.65
Number of accumulation units outstanding at end of period	5,580	2,101
SCHWAB MONEY MARKET
Value at beginning of period	10.02	10.07	10.00
Value at end of period	9.96	10.02	10.07
Number of accumulation units outstanding at end of period	196,082	34,349	227,841
SCHWAB S&P 500 INDEX
Value at beginning of period	8.21	6.55	10.00
Value at end of period	9.35	8.21	6.55
Number of accumulation units outstanding at end of period	18,074	13,903	2,052
SELIGMAN COMMUNICATIONS & INFORMATION
Value at beginning of period	10.65	10.00
Value at end of period	12.14	10.65
Number of accumulation units outstanding at end of period	360	331
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.59	10.00
Value at end of period	11.29	10.59
Number of accumulation units outstanding at end of period	5,178	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	12.64	10.00
Value at end of period	14.54	12.64
Number of accumulation units outstanding at end of period	-	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	12.63	10.00
Value at end of period	15.53	12.63
Number of accumulation units outstanding at end of period	3,508	3,508
THIRD AVENUE VALUE
Value at beginning of period	8.32	10.00
Value at end of period	9.42	8.32
Number of accumulation units outstanding at end of period	2,717	4,131
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.14	10.00
Value at end of period	15.88	13.14

Number of accumulation units outstanding at end of period	-	-
VAN ECK VIP GLOBAL BOND FUND
Value at beginning of period	10.90	10.00
Value at end of period	11.50	10.90
Number of accumulation units outstanding at end of period	12,671	799
VAN ECK VIP GLOBAL HARD ASSETS FUND
Value at beginning of period	13.51	10.00
Value at end of period	17.28	13.51
Number of accumulation units outstanding at end of period	14,421	-
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	8.41	10.00
Value at end of period	11.32	8.41
Number of accumulation units outstanding at end of period	859	3,486
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	8.75	10.00
Value at end of period	10.76	8.75
Number of accumulation units outstanding at end of period	363	1,284
Investment Division (0.85)	2010	2009	2008
ALGER LARGECAP GROWTH
Value at beginning of period	8.48	10.00
Value at end of period	9.53	8.48
Number of accumulation units outstanding at end of period	337	-
ALGER MIDCAP GROWTH
Value at beginning of period	7.19	4.78	10.00
Value at end of period	8.51	7.19	4.78
Number of accumulation units outstanding at end of period	8,805	8,782	3,075
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	7.68	10.00
Value at end of period	8.61	7.68
Number of accumulation units outstanding at end of period	-	-
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	8.27	10.00
Value at end of period	9.43	8.27
Number of accumulation units outstanding at end of period	-	-
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	7.25	5.24	10.00
Value at end of period	8.11	7.25	5.24
Number of accumulation units outstanding at end of period	2,931	7,141	4,124
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.39	4.78	10.00
Value at end of period	6.62	6.39	4.78
Number of accumulation units outstanding at end of period	8,062	10,764	6,005
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	7.50	5.84	10.00
Value at end of period	9.39	7.50	5.84
Number of accumulation units outstanding at end of period	7,382	6,269	3,863
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	8.82	10.00
Value at end of period	11.10	8.82
Number of accumulation units outstanding at end of period	608	-
AMERICAN CENTURY VP BALANCED
Value at beginning of period	9.18	8.02	10.00
Value at end of period	10.16	9.18	8.02
Number of accumulation units outstanding at end of period	11,387	6,129	2,520
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	7.94	6.78	10.00
Value at end of period	8.98	7.94	6.78
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY VP MIDCAP VALUE
Value at beginning of period	13.09	10.00
Value at end of period	15.45	13.09
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY VP VALUE

Value at beginning of period	8.72	7.34	10.00
Value at end of period	9.81	8.72	7.34
Number of accumulation units outstanding at end of period	4,811	3,890	1,289
COLUMBIA VIT MARSICO 21ST CENTURY
Value at beginning of period	13.30	10.00
Value at end of period	15.45	13.30
Number of accumulation units outstanding at end of period	-	-
COLUMBIA VIT SMALL CAP VALUE
Value at beginning of period	12.63	10.00
Value at end of period	15.84	12.63
Number of accumulation units outstanding at end of period	428	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	8.94	6.84	10.00
Value at end of period	11.72	8.94	6.84
Number of accumulation units outstanding at end of period	854	671	671
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	9.16	6.35	10.00
Value at end of period	12.38	9.16	6.35
Number of accumulation units outstanding at end of period	5,085	3,547	2,303
DREYFUS IP MIDCAP STOCK
Value at beginning of period	8.02	10.00
Value at end of period	10.10	8.02
Number of accumulation units outstanding at end of period	-	-
DREYFUS VIF APPRECIATION
Value at beginning of period	8.81	10.00
Value at end of period	10.08	8.81
Number of accumulation units outstanding at end of period	1,785	-
DWS BLUE CHIP VIP
Value at beginning of period	8.53	10.00
Value at end of period	9.63	8.53
Number of accumulation units outstanding at end of period	-	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	8.46	10.00
Value at end of period	9.79	8.46
Number of accumulation units outstanding at end of period	508	-
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	8.90	6.92	10.00
Value at end of period	10.86	8.90	6.92
Number of accumulation units outstanding at end of period	5,378	5,674	2,851
DWS HEALTH CARE VIP
Value at beginning of period	9.69	8.00	10.00
Value at end of period	10.39	9.69	8.00
Number of accumulation units outstanding at end of period	2,537	1,050	1,050
DWS LARGE CAP VALUE VIP
Value at beginning of period	7.95	10.00
Value at end of period	8.73	7.95
Number of accumulation units outstanding at end of period	-	-
DWS SMALL CAP INDEX VIP
Value at beginning of period	8.62	10.00
Value at end of period	10.81	8.62
Number of accumulation units outstanding at end of period	1,554	1,025
DWS STRATEGIC VALUE VIP
Value at beginning of period	7.00	10.00
Value at end of period	7.81	7.00
Number of accumulation units outstanding at end of period	-	-
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.62	10.18	10.00
Value at end of period	11.08	10.62	10.18
Number of accumulation units outstanding at end of period	7,865	6,799	1,375
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	8.36	6.53	10.00
Value at end of period	10.63	8.36	6.53
Number of accumulation units outstanding at end of period	3,868	3,005	1,309

FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	8.38	10.00
Value at end of period	9.38	8.38
Number of accumulation units outstanding at end of period	1,256	1,174
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.48	10.00
Value at end of period	14.12	12.48
Number of accumulation units outstanding at end of period	319	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.20	10.00
Value at end of period	15.55	12.20
Number of accumulation units outstanding at end of period	1,291	798
INVESCO VAN KAMPEN LIT COMSTOCK
Value at beginning of period	8.45	10.00
Value at end of period	9.72	8.45
Number of accumulation units outstanding at end of period	4,725	2,670
INVESCO VAN KAMPEN LIT GROWTH & INCOME
Value at beginning of period	8.62	10.00
Value at end of period	9.62	8.62
Number of accumulation units outstanding at end of period	1,451	-
JANUS ASPEN BALANCED
Value at beginning of period	10.30	8.27	10.00
Value at end of period	11.04	10.30	8.27
Number of accumulation units outstanding at end of period	10,257	5,502	1,191
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	11.47	10.24	10.00
Value at end of period	12.25	11.47	10.24
Number of accumulation units outstanding at end of period	6,528	5,290	1,426
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.64	10.00
Value at end of period	17.81	14.64
Number of accumulation units outstanding at end of period	7,083	2,505
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	8.49	10.00
Value at end of period	10.64	8.49
Number of accumulation units outstanding at end of period	948	2,772
MFS INTERNATIONAL VALUE
Value at beginning of period	13.11	10.00
Value at end of period	14.14	13.11
Number of accumulation units outstanding at end of period	8,114	2,324
MFS UTILITIES
Value at beginning of period	8.32	10.00
Value at end of period	9.36	8.32
Number of accumulation units outstanding at end of period	96	-
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	8.03	10.00
Value at end of period	10.04	8.03
Number of accumulation units outstanding at end of period	-	-
NVIT MID CAP INDEX
Value at beginning of period	8.59	6.35	10.00
Value at end of period	10.73	8.59	6.35
Number of accumulation units outstanding at end of period	2,676	1,339	1,339
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	8.60	10.00
Value at end of period	9.89	8.60
Number of accumulation units outstanding at end of period	-	1,130
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	8.18	5.93	10.00
Value at end of period	9.31	8.18	5.93

Number of accumulation units outstanding at end of period	6,155	5,475	2,455
PIMCO VIT HIGH YIELD
Value at beginning of period	10.38	7.47	10.00
Value at end of period	11.78	10.38	7.47
Number of accumulation units outstanding at end of period	7,432	7,719	3,083
PIMCO VIT LOW DURATION
Value at beginning of period	10.93	10.00
Value at end of period	11.41	10.93
Number of accumulation units outstanding at end of period	16,723	5,565
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.34	10.03	10.00
Value at end of period	12.16	11.34	10.03
Number of accumulation units outstanding at end of period	22,653	9,612	3,469
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.63	4.42	10.00
Value at end of period	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	691	3,329	691
PIONEER FUND VCT
Value at beginning of period	8.27	10.00
Value at end of period	9.51	8.27
Number of accumulation units outstanding at end of period	3,026	3,026
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.06	10.00
Value at end of period	11.99	10.06
Number of accumulation units outstanding at end of period	-	-
PIONEER MID CAP VALUE VCT
Value at beginning of period	8.48	10.00
Value at end of period	9.92	8.48
Number of accumulation units outstanding at end of period	334	-
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	13.19	10.00
Value at end of period	14.58	13.19
Number of accumulation units outstanding at end of period	-	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	14.37	10.00
Value at end of period	18.15	14.37
Number of accumulation units outstanding at end of period	1,075	669
ROYCE SMALL-CAP
Value at beginning of period	13.10	10.00
Value at end of period	15.62	13.10
Number of accumulation units outstanding at end of period	2,310	931
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	8.62	10.00
Value at end of period	9.71	8.62
Number of accumulation units outstanding at end of period	10,655	4,724
SCHWAB MONEY MARKET
Value at beginning of period	9.98	10.06	10.00
Value at end of period	9.90	9.98	10.06
Number of accumulation units outstanding at end of period	18,784	32,633	47,772
SCHWAB S&P 500 INDEX
Value at beginning of period	8.18	6.54	10.00
Value at end of period	9.30	8.18	6.54
Number of accumulation units outstanding at end of period	18,118	11,103	1,864
SELIGMAN COMMUNICATIONS & INFORMATION
Value at beginning of period	10.61	6.71	10.00
Value at end of period	12.07	10.61	6.71
Number of accumulation units outstanding at end of period	1,228	3,253	1,228
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.58	10.00
Value at end of period	11.25	10.58
Number of accumulation units outstanding at end of period	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	12.62	10.00

Value at end of period	14.49	12.62
Number of accumulation units outstanding at end of period	-	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	12.62	10.00
Value at end of period	15.48	12.62
Number of accumulation units outstanding at end of period	439	-
THIRD AVENUE VALUE
Value at beginning of period	8.29	5.75	10.00
Value at end of period	9.37	8.29	5.75
Number of accumulation units outstanding at end of period	5,114	7,642	2,529
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.13	10.00
Value at end of period	15.83	13.13
Number of accumulation units outstanding at end of period	-	-
VAN ECK VIP GLOBAL HARD ASSETS FUND
Value at beginning of period	13.50	10.00
Value at end of period	17.22	13.50
Number of accumulation units outstanding at end of period	926	-
VAN ECK VIP GLOBAL BOND FUND
Value at beginning of period	10.89	10.00
Value at end of period	11.47	10.89
Number of accumulation units outstanding at end of period	5,355	1,991
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	8.38	6.02	10.00
Value at end of period	11.26	8.38	6.02
Number of accumulation units outstanding at end of period	3,171	-	-
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	8.72	10.00
Value at end of period	10.70	8.72
Number of accumulation units outstanding at end of period	444	-

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the net result of:

(i) the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus or plus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.85% if you have selected Death Benefit option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2011, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2011.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the “Company” or “First Great-West”) (formerly known as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Contract provides two variable annuity payout options. When a variable annuity payout option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account’s Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by First Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First Great-West. First Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First Great-West.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First Great-West’s and the Series Account’s Independent Registered Public Accounting Firm. Deloitte & Touche LLP audits financial statements for First Great-West and the Series Account and provides other audit, tax and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company and the financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements of First Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of First Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for each of the last three fiscal years.

D.	Administrative Services

First Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First Great-West. In addition, certain of GWL&A’s property, equipment, and facilities are made available for First Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist First Great-West in processing the Contracts. These services are described in written agreements between GWFS and First Great-West. The total compensation paid to GWFS in connection with these services was zero for each of the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The financial statements of First Great-West Life & Annuity Insurance Company should be considered only as bearing upon Depositor’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

First Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

Great-West Life & Annuity

Insurance Company)

Balance Sheets as of December 31, 2010 and 2009 and Related Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2010 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

First Great-West Life & Annuity Insurance Company

White Plains, New York

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the “Company”) as of December 31, 2010 and 2009, and the related statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2011

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $562,753 and $517,231)	$575,373	$506,328
Fixed maturities, held-for-trading, at fair value (amortized cost $3,007 and $0)	2,857	-
Mortgage loans on real estate (net of allowances of ($750 and $796)	75,276	80,458
Equity investments, available-for-sale, at fair value (cost $110 and $59)	98	87
Policy loans	14,976	13,667
Short-term investments, available-for-sale (cost approximates fair value)	127,201	75,477
Other investments	-	155

Total investments	795,781	676,172
Other assets:
Cash	572	4,710
Reinsurance receivable	47,033	47,012
Deferred acquisition costs and value of business acquired	11,922	13,412
Investment income due and accrued	4,791	4,982
Premiums in course of collection	480	395
Deferred income tax asset, net	890	7,869
Collateral under securities lending agreements	48,136	22,943
Due from parents and affiliates	2,280	-
Other assets	1,455	6,202
Assets of discontinued operations	2,431	6,761
Separate account assets	230,483	193,556

Total assets	$1,146,254	$984,014

See notes to financial statements.	(Continued)

2

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$601,373	$576,285
Policy and contract claims	2,219	3,111
Policyholders’ funds	2,569	2,813
Provision for policyholders’ dividends	1,600	1,600
Undistributed earnings on participating business	6,803	3,580

Total policy benefit liabilities	614,564	587,389
General liabilities:
Due to parent and affiliates	-	2,451
Repurchase agreements	146,139	82,301
Payable under securities lending agreements	48,136	22,943
Other liabilities	4,401	8,735
Liabilities of discontinued operations	2,381	6,769
Separate account liabilities	230,483	193,556

Total liabilities	1,046,104	904,144

Commitments and contingencies (Note 13)

Stockholder’s equity:
Common stock, $1,000 par value, 10,000 sharesauthorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income (loss)	4,306	(6,979)
Retained earnings	36,994	27,999

Total stockholder’s equity	100,150	79,870

Total liabilities and stockholder’s equity	$1,146,254	$984,014

See notes to financial statements.	(Concluded)

3

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Income

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Premium income, net of premiums ceded of $4,736, $8,428 and $10,807	$15,508	$13,762	$15,263
Fee income	4,860	4,448	5,852
Net investment income	35,832	32,550	31,001
Realized investment gains (losses), net:
Total other-than-temporary losses	(301)	(236)	(5,717)
Other realized investment gains (losses), net	2,487	(456)	502

Total realized investment gains (losses), net	2,186	(692)	(5,215)

Total revenues	58,386	50,068	46,901

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $3,465, $13,484 and $10,469	18,612	21,393	22,303
Increase (decrease) in policy reserves	(4,295)	(7,923)	(6,612)
Interest paid or credited to contractholders	12,729	13,348	12,176
Provision (benefit) for policyholders’ share of earnings on participating business	2,197	1,245	1,370
Dividends to policyholders	1,526	1,397	1,333

Total benefits	30,769	29,460	30,570
General insurance expenses	8,860	9,395	6,009
Amortization of deferred acquisition costs and value of business acquired	2,631	2,285	2,333

Total benefits and expenses, net	42,260	41,140	38,912

Income from continuing operations before income taxes	16,126	8,928	7,989
Income tax expense	7,131	2,471	2,708

Income from continuing operations	8,995	6,457	5,281
Income (loss) from discontinued operations, net of income tax (benefit) expense of $ -, ($35) and $2,923	-	(65)	834

Net income	$8,995	$6,392	$6,115

See notes to financial statements.

4

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Stockholder’s Equity

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balances, January 1, 2008	$2,500	$56,350	$1,441	$14,095	$74,386
Net income				6,115	6,115
Net change in unrealized gains (losses)			(24,303)		(24,303)

Total comprehensive income					(18,188)

Balances, December 31, 2008	2,500	56,350	(22,862)	20,210	56,198
Net income				6,392	6,392
Non-credit component of impairment losses on fixed maturities, available-for-sale			555		555
Net change in unrealized gains (losses)			16,725		16,725

Total comprehensive income					23,672
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on avaivable-for-sale securities, net of tax			(1,397)	1,397	-

Balances, December 31, 2009	2,500	56,350	(6,979)	27,999	79,870
Net income				8,995	8,995
Non-credit component of impairment losses on fixed maturities, available-for-sale			382		382
Net change in unrealized gains (losses)			10,903		10,903

Total comprehensive income					20,280

Balances, December 31, 2010	$2,500	$56,350	$4,306	$36,994	$100,150

See notes to financial statements.

5

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$8,995	$6,392	$6,115
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	2,197	1,245	1,370
Amortization of premiums, (accretion) of discounts on investments, net	(1,599)	(1,137)	(727)
Net realized (gains) losses on investments	(5,005)	692	5,162
Net proceeds (purchases) of trading securities	(3,007)	184	3,914
(Gains) losses on hedged assets	(3,632)	4,691	(4,927)
Interest credited to contractholders	12,625	13,174	11,975
Depreciation and amortization	2,645	2,305	2,369
Deferral of acquisition costs	(2,049)	(1,701)	(2,423)
Deferred income taxes	349	1,511	(2,059)
Other, net	148	(749)	60
Changes in assets and liabilities:
Policy benefit liabilities	(13,850)	(15,940)	(9,869)
Reinsurance receivable	4,226	3,598	(5,012)
Accrued interest and policyholder receivables	106	(621)	1,886
Other assets	2,743	(2,401)	1,270
Other liabilities	(1,642)	3,715	(3,227)

Net cash provided by operating activities	3,250	14,958	5,877

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	313,832	69,080	141,518
Mortgage loans on real estate	7,786	5,874	7,449
Equity investments	85	-	35
Purchases of investments:
Fixed maturities available-for-sale	(288,319)	(100,116)	(123,119)
Mortgage loans on real estate	(3,500)	-	(8,650)
Equity investments	(110)	(2)	(73)
Net change in short-term investments	(116,632)	(127,373)	(11,027)
Net change in repurchase agreements	63,838	82,301	-
Policy loans, net	(953)	(700)	(1,400)
Other, net	672	1,501	(876)

Net cash provided by (used in) investing activities	(23,301)	(69,435)	3,857

See notes to financial statements.	(Continued)

6

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from financing activities:
Contract deposits	$93,008	$86,614	$90,395
Contract withdrawals	(72,574)	(30,521)	(96,663)
Change in due to parent and affiliates	(4,694)	1,161	(3,204)
Change in bank overdrafts	173	405	(613)

Net cash provided by (used in) financing activities	15,913	57,659	(10,085)

Net increase (decrease) in cash	(4,138)	3,182	(351)
Cash, beginning of year	4,710	1,528	1,879

Cash, end of year	$572	$4,710	$1,528

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for income taxes	$(686)	$(1,528)	$9,283

Non-cash investing transactions during the year:
Fair value of assets acquired in settlement of fixed maturity investments	$-	$-	$212
Real estate acquired in satisfaction of debt	578	-	-

See notes to financial statements.	(Concluded)

7

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - First Great-West Life & Annuity Insurance Company (the “Company”) is a wholly-owned direct subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”).

The Company offers individual life insurance and individual and group annuity products. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York Department of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for valuation of investments and other-than-temporary impairments, valuation and accounting for derivative instruments, deferred acquisition costs and value of business acquired, policy and contract benefits and claims and taxes on income. Actual results could differ from those estimates.

The Company is a member of a controlled group and therefore, its results are not indicative of those of a stand alone company. See Note 4 for related party amounts.

Significant accounting policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the accompanying balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s balance sheets. The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

8

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The Company reviews the reasonableness of its credit loss methodology quarterly, by reviewing certain key indicators by loan type, including but not limited to, trends in the number of individual loans in default, number of late payments and other data indicative of underperforming loans. Additionally, the Company’s provision methodology is reviewed for reasonableness in relation to current trends in market data affecting collateral values, local and national economic market conditions and their effect on the Company’s historic loan loss experience. The primary risk characteristics in the portfolio include the borrower’s inability to service debt from operations and collateral valuation declines due to leasing or market conditions. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not fully charged off. Generally, unrecoverable amounts are charged off during the final stage of the foreclosure process.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s balance sheets. Realized gains and losses are included in net realized investment gains (losses). Declines in value, determined to be other-than-temporary, are included in total other-than-temporary losses.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

6.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying balance sheets. The liability is collateralized by securities with approximately the same fair value.

7.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

8.

One of the significant estimates inherent in the valuation of investments is the evaluation of fixed maturities for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.

9

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

Derivative financial instruments – All derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying balance sheets. This liability was $622 and $449 at December 31, 2010 and 2009, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated Other Comprehensive Income (Loss)”. See Note 8 for additional information regarding deferred acquisition costs and the value of business acquired.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts through separate accounts

10

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of GWL&A, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $369,976 and $356,809 at December 31, 2010 and 2009, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $231,126 and $219,229 at December 31, 2010 and 2009, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as a purchaser of reinsurance. In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $109,732 and $110,389 at December 31, 2010 and 2009, respectively. Participating business approximates 11% and 11% of the Company’s individual life insurance in-force at December 31, 2010 and 2009, respectively, and 34%, 40% and 43% of individual life insurance premium income for the years ended December 31, 2010, 2009 and 2008, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheet.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the

11

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on ex-dividend date.

Realized investment gains (losses) and derivative financial instruments - Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships. See Investments item 8 above for a description of realized investment gains (losses) as it relates to other-than-temporary impairments.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Regulatory requirements - In accordance with the requirements of the New York State Department of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2010 and 2009, the Company was in compliance with the requirement (See Note 9). Also, in accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of the FASB Accounting Standards CodificationTM (the “ASC”) topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 apply to all derivative instruments and related hedged items. These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008. The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”). Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”). These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold. These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses. These provisions of ASC topic 320 were effective for interim and annual periods ending after June 15, 2009. The

12

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle. The Company recognized a $1,397, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASU No. 2010-06 did not have an impact on the Company’s financial position or the results of its operations.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-10 “Consolidation: Amendments for Certain Investment Funds” (“ASU No. 2010-10”). ASU No. 2010-10 defers the effective date of the amendments to the consolidation requirements made by certain provisions of ASC topic 810 (formerly SFAS No. 167), specifically the evaluation of a company’s interests in mutual funds, private equity funds, hedge funds, real estate entities that measure their investments at fair value, real estate investment trusts and venture capital funds. The deferral provisions of ASU No. 2010-10 will continue indefinitely. ASU No. 2010-10 was effective for interim and annual periods in fiscal years beginning after November 15, 2009. The Company adopted ASU No. 2010-10 for its fiscal year beginning January 1, 2010. The adoption of ASU No. 2010-10 did not have an impact on the Company’s financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been temporarily deferred and are expected to be effective for periods ending on or after June 15, 2011. As such, the Company has not adopted the provisions of ASU No. 2010-20 related to this deferral. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s financial position or the results of its operations

Future adoption of new accounting pronouncements

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company will adopt ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 will not have an impact on the Company’s financial position or results of its operations.

13

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as deferred acquisition costs. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company is evaluating the impact of the adoption of ASU No. 2010-26.

3. Discontinued Operations

On April 1, 2008, the Company completed the sale of all of its healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”). The Company recognized a gain of $655, net of income taxes, upon completion of the transaction. The business that was sold was the vehicle through which the Company marketed and administered group life and health insurance to small and mid-sized employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in New York through a combination of 100% indemnity reinsurance agreements, renewal rights and related administrative service agreements. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the financial statements.

Certain assets and liabilities of the disposed business activities continue to be held by the Company and are presented as discontinued operations for all periods presented in the balance sheets. The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2010 and 2009:

	December 31,
Assets	2010	2009
Reinsurance receivable	$2,431	$6,761

Total assets	$2,431	$6,761

Liabilities
Future policy benefits	$286	$1,556
Policy and contract claims	2,095	5,213

Total liabilities	$2,381	$6,769

The following table summarizes selected financial information included in income from discontinued operations in the statements of income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Revenues from discontinued operations	$-	$-	$808
Benefits and expenses from discontinued operations	-	65	629

Income (loss) from discontinued operations, net of income taxes of $ - , ($35), and $90	-	(65)	179
Gain on sale of discontinued operations, net of income taxes of $ -, $ - and $2,833	-	-	655

Income (loss) from discontinued operations	$-	$(65)	$834

14

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

4. Related Party Transactions

Included in the balance sheets at December 31, 2010 and 2009 are the following related party amounts:

	December 31,
	2010	2009
Reinsurance receivable	$40,683	$39,960

Included in the statements of income for the years ended December 31, 2010, 2009 and 2008 are the following related party amounts:

	Year ended December 31,
	2010	2009	2008
Premium income, ceded to related parties	$(6,510)	$(5,354)	$(7,798)
Reinsurance recoveries on life and other policy benefits	(2,531)	(4,308)	(9,881)

The Company and GWL&A have service agreements whereby GWL&A administers, distributes and underwrites business for the Company and administers its investment portfolio. The amounts recorded are based upon estimated costs incurred and resources expended. For the years ended December 31, 2010, 2009 and 2008, the amounts paid to GWL&A for these services are summarized as follows:

	Year ended December 31,
	2010	2009	2008
Investment management expense included in net investment income	$541	$539	$628
Administrative and underwriting expense included in general insurance expenses	5,647	5,329	5,363

Total	$6,188	$5,868	$5,991

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

During 2008, a policyholder surrendered its business-owned life insurance policy with the Company and purchased a similar policy from GWL&A. As a result, the Company incurred losses from the sale of invested assets and a writedown of DAC which were reimbursed by GWL&A as the Company waived fees and penalties on the transaction. The reimbursement amount of $2,627 is included in fee income in the accompanying statement of income for the year ended December 31, 2008.

15

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

5. Summary of Investments

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2010 and 2009:

	December 31, 2010
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimanted fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$227,612	$8,636	$3,141	$233,107	$-
Obligations of U.S. states and their subdivisions	29,016	2,448	428	31,036	-
Corporate debt securities	186,431	12,553	1,718	197,266	707
Asset-backed securities	64,685	664	5,461	59,888	-
Residential mortgage-backed securities	30,693	471	1,815	29,349	-
Commercial mortgage-backed securities	24,316	1,029	618	24,727	-

Total fixed maturities	$562,753	$25,801	$13,181	$575,373	$707

Equity investments:
Airline industry	$110	$-	$12	$98	$-

Total equity investments	$110	$-	$12	$98	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

	December 31, 2009
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimanted fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$173,871	$5,364	$1,254	$177,981	$-
Obligations of U.S. states and their subdivisions	15,443	1,820	42	17,221	-
Foreign governments	77	1	-	78	-
Corporate debt securities	204,557	7,607	4,178	207,986	1,296
Asset-backed securities	66,275	13	14,376	51,912	-
Residential mortgage-backed securities	35,295	122	4,611	30,806	-
Commercial mortgage-backed securities	21,713	297	1,666	20,344	-

Total fixed maturities	$517,231	$15,224	$26,127	$506,328	$1,296

Equity investments:
Airline industry	$59	$28	$-	$87	$-

Total equity investments	$59	$28	$-	$87	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

See Note 6 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

16

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2010, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2010
	Amortized cost	Estimated fair value
Maturing in one year or less	$14,349	$15,136
Maturing after one year through five years	99,589	109,481
Maturing after five years through ten years	61,881	66,100
Maturing after ten years	81,143	85,908
Mortgage-backed and asset-backed securities	305,791	298,748

	$562,753	$575,373

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Proceeds from sales	$254,548	$35,833	$112,438
Gross realized investment gains from sales	5,280	184	587
Gross realized investment losses from sales	(1)	(7)	-

Gross realized gains and losses from sales were primarily attributable to changes in interest rates and gains on repurchase agreement transactions.

The Company has a corporate fixed maturity security with fair values of $1,145 and $1,033 that has been non-income producing for the twelve months preceding December 31, 2010 and 2009, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired. No additional impairment has been recognized since the period in which it was deemed impaired.

Derivative financial instruments - The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are not used for speculative purposes. As detailed below, derivatives are used to hedge the economic risks of transactions such as future asset acquisitions or dispositions, and the timing of liability pricing.

Derivative transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Upon purchasing the instrument, the Company determines if (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (b) a separate instrument with the same terms would qualify as a derivative instrument. If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

17

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

At December 31, 2010 and 2009, the Company had interest rate futures designated as fair value hedges with a notional amount of $42,900 and $39,200, respectively.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 40 and 39 futures transactions with an average number of contracts per transaction of 77 and 60 during the years ended December 31, 2010 and 2009, respectively.

The following table presents the effect of derivative instruments in the statements of income for the years ended December 31, 2010 and 2009 reported by fair value hedges:

	Gain (loss) on derivatives recognized in net income			Gain (loss) on hedged assets recognized in net income
	Year ended December 31,		Income statement	Year ended December 31,		Income statement
	2010	2009	location	2010	2009	location
Fair value hedges:
Interest rate futures	$(1,343)	$6,030	(A)	$-	$-
Interest rate futures	(2,819)	(1,124)	(B)	-	-
Items hedged in interest rate futures	-	-		3,632	(4,691)	(A)

Total fair value hedges (1)	$(4,162)	$4,906		$3,632	$(4,691)

(1)	Total hedge ineffectiveness of ($530) and $215 for the years ended 2010 and 2009 was recognized.

(A)	Net investment income.

(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

Mortgage loans – The Company’s mortgage loans on real estate are comprised exclusively of domestic commercial collateralized real estate loans. The table below summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Principal	$74,523	$79,317
Write-offs	-	-
Unamortized premium (discount)	1,503	1,937
Allowance for credit loss	(750)	(796)

Total mortgage loans	$75,276	$80,458

Of the total principal balance in the mortgage loan portfolio, $632 million and zero related to impaired loans at December 31, 2010 and 2009, respectively.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

18

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

•  Performing – generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•  Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators, or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed and determined by applying the Company’s historic loss percentages, adjusted to current credit market conditions, to loan groups with similar credit quality indicators. Loans that meet the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio.

The recorded investment of impaired mortgage loans was $680 and zero as of December 31, 2010 and 2009, respectively. The Company estimated no loss and therefore no specific allowance was recorded at December 31, 2010 and 2009. The average recorded investment of impaired mortgage loans was $340 and zero for the years ended December 31, 2010 and 2009, respectively. The interest income earned and recognized on impaired loans during the years ended December 31, 2010 and 2009 was $53 and zero, respectively. The interest income collected on impaired loans during the years ended December 31, 2010 and 2009 was $56 and zero, respectively. For the year ended December 31, 2008, there was no interest income earned and recognized or collected on impaired loans.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2010 and 2009:

	Years ended December 31,
	2010	2009
Performing	$75,346	$81,254
Non-performing	680	-

Total	$76,026	$81,254

19

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2010 and 2009:

	December 31,
	2010	2009
	Commercial mortgages	Commercial mortgages
Beginning balance	$796	$802
Charge offs	-	-
Recoveries	-	-
Provision increases	-	-
Provision decreases	(46)	(6)
Quantitative change in policy or methodology	-	-

Ending balance	$750	$796

Ending allowance balance from loans individually evaluated for impairment	$-	$-
Ending allowance balance from loans collectively evaluated for impairment	750	796
Ending allowance balance from loans acquired with deteriorated credit quality	-	-

Mortgage loans, gross of allowance, ending recorded investment	$76,026	$81,254
Ending recorded investment of loans individually evaluated for impairment	680	-
Ending recorded investment of loans collectively evaluated for impairment	75,346	81,254
Ending recorded investment of loans acquired with deteriorated credit quality	-	-

There was no specific impairment for the years ended December 31, 2010, 2009 or 2008. One property was acquired through foreclosure during 2010. There were no properties acquired through foreclosure during 2009. The property acquired through foreclosure in 2010 was liquidated during 2010 for $513. As of December 31, 2010, there were no properties in the process of foreclosure. As of December 31, 2009, there was one property in the process of foreclosure which had a recorded investment of $626. The Company did not complete any significant purchases or sales of mortgage loans during the years ended December 31, 2010 and 2009.

20

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The tables below summarize the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2010 and 2009:

	December 31, 2010
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$75,460	$566	$-	$-	$76,026

(1)	There are no loans in process of foreclosure.

	December 31, 2009
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$80,628	$-	$-	$626	$81,254

(1)	Includes one loan in the amount of $626 in process of foreclosure.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest was discontinued. There were no loans greater than 90 days past due and accruing interest during the years ended December 31, 2010 and 2009. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

Occasionally, the Company elects to restructure certain mortgage loans if the economic benefits are considered to be more favorable than those achieved by acquiring the collateral through foreclosure. At December 31, 2010, the Company had one loan, with a recorded investment of $680, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal. The Company did not create a specific allowance for the restructured loan. At December 31, 2009, there were no restructured loans.

Equity investments - The carrying value of the Company’s equity investments was $98 and $87 at December 31, 2010 and 2009, respectively.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures initial margin. The fair value of margin deposits related to futures contracts was approximately $910 and $1,355 at December 31, 2010 and 2009, respectively. These pledged securities are included in fixed maturities in the accompanying balance sheets.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $355 and $338 at December 31, 2010 and 2009, respectively. These deposits are included in short-term investments in the accompanying balance sheets.

The Company participates in a securities lending program whereby securities, which are included in investments in the accompanying balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $41,292 and $20,013 and estimated fair values in the amounts of $47,297 and $22,213 were on loan under the program at December 31, 2010 and 2009, respectively. The Company received restricted cash collateral in the amounts of $48,136 and $22,943 at December 31, 2010 and 2009, respectively.

21

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying balance sheets. All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	A fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

22

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2010 and 2009:

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
Fixed Maturities	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$143,957	$3,141	$-	$-	$143,957	$3,141
Obligations of U.S. states and their subdivisions	10,591	409	974	19	11,565	428
Corporate debt securities	7,265	326	10,452	1,392	17,717	1,718
Asset-backed securities	-	-	41,807	5,461	41,807	5,461
Residential mortgage-backed securities	-	-	16,016	1,815	16,016	1,815
Commercial mortgage-backed securities	-	-	5,676	618	5,676	618

Total fixed maturities	$161,813	$3,876	$74,925	$9,305	$236,738	$13,181

Equity investments:
Airline industry	$98	$12	$-	$-	$98	$12

Total equity investments	$98	$12	$-	$-	$98	$12

Total number of securities in an unrealized loss position		13		29		42

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
Fixed Maturities	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$80,561	$1,254	$-	$-	$80,561	$1,254
Obligations of U.S. states and their subdivisions	2,950	42	-	-	2,950	42
Corporate debt securities	14,661	1,814	38,376	2,364	53,037	4,178
Asset-backed securities	-	-	51,849	14,376	51,849	14,376
Residential mortgage-backed securities	-	-	21,594	4,611	21,594	4,611
Commercial mortgage-backed securities	-	-	11,217	1,666	11,217	1,666

Total fixed maturities	$98,172	$3,110	$123,036	$23,017	$221,208	$26,127

Total number of securities in an unrealized loss position		15		65		80

At December 31, 2009, there were no unrealized losses on equity investments.

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $12,946 and the total number of securities in an unrealized loss position decreased by 38, or 48%, from December 31, 2009 to December 31, 2010. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity, lower interest rates and tightening of credit spreads, although the economic uncertainty in these markets still remains.

Unrealized losses on securities of U.S. government and U.S states and their subdivisions increased by $1,887 and $386, respectively, from December 31, 2009 to December 31, 2010. These increases were

23

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

primarily due to the increase in interest rates subsequent to the acquisition of these securities by the Company.

Unrealized losses on corporate debt securities decreased by $2,460 from December 31, 2009 to December 31, 2010. The valuation of these securities has been significantly influenced by market conditions with increased liquidity, lower interest rates and tightening of credit spreads resulting in generally higher valuations of fixed income securities. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2010	2009
Finance	52%	51%
Utility	20%	16%
Consumer	1%	16%
Transportation	0%	8%
Natural resources	7%	7%
Industrial	20%	2%

	100%	100%

While the proportionate percentage in the utility sector increased by 4%, the actual unrealized losses decreased by $349. The decrease of 15% in the consumer sector was primarily due to the sale or maturity of several fixed maturities (decrease in carry value of consumer securities of $12,775) during the year ended December 31, 2010. The 8% decrease ($314 of actual unrealized losses) in the transportation sector was primarily due to the sale or maturity of several fixed maturities during the year ended December 31, 2010. The increase of 18% in the industrial sector was primarily due to the purchase of additional securities which incurred unrealized losses (increase in carry value of industrial securities of $4,397 during the year ended December 31, 2010). The actual increase in unrealized losses in the industrial sector from December 31, 2009 to December 31, 2010 was $271. At December 31, 2010, there were no rating downgrades on corporate debt securities as compared to December 31, 2009.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $8,915, $2,796, and $1,048, respectively, since December 31, 2009, generally due to tightening of credit spreads, lower interest rates and increased market liquidity.

Of the total estimated fair value of fixed maturities with unrealized losses and OTTI greater than twelve months, asset-backed securities account for 59%. Of the $5,461 of unrealized losses and OTTI over twelve months on asset-backed securities, 91% are on securities which continue to be rated investment grade. Of the securities with unrealized losses and OTTI greater than twelve months which are no longer investment grade, the market value remains at 79% of amortized cost. Accordingly, unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal.

See Note 6 for additional discussion regarding fair value measurements.

Equity investments - The increase in unrealized losses of $12 between December 31, 2009 and December 31, 2010 is primarily due to additional airline industry securities received during the fourth quarter of 2010 for defaulted fixed maturity investments previously held.

24

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments and equity securities for the years ended December 31, 2010, 2009 and 2008 as follows:

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
Fixed maturities:	Credit related	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$301	$-	$301

Total fixed maturities	-	301	-	301

There were no equity securities with other-than-temporary impairments as of December 31, 2010.

	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
Fixed maturities:	Credit related	Non-credit related	Non-credit related	Total
Corporate debt securities	$-	$236	$-	$236

Total fixed maturities	$-	$236	$-	$236

There were no equity securities with other-than-temporary impairments as of December 31, 2009.

	Year ended December 31, 2008
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (1)
Fixed maturities:	Credit related	Non-credit related	Non-credit related	Total
Corporate debt securities	$5,675	$-	$-	$5,675

Total fixed maturities	$5,675	$-	$-	$5,675

Equity investments:
Technology industry	$42	$-	$-	$42

Total equity investments	$42	$-	$-	$42

Total OTTI impairments	$5,717	$-	$-	$5,717

(1) Of the credit-related other-than-temporary impairment on corporate debt securities, $1,059 and $4,616 were related to General Motors Corporation and Lehman Brothers, respectively, for the year ended December 31, 2008.

25

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$5,675
Non-credit losses reclassified out of retained earnings into AOCI	(2,149)
Bifurcated credit loss balance, December 31, 2009	3,526
Credit loss recognized on securities	-

Bifurcated credit loss balance, December 31, 2010	$3,526

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows. These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate. Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

Net investment income

The following table summarizes net investment income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Investment income:
Fixed maturity and short-term investments	$28,594	$26,024	$24,605
Mortgage loans on real estate	4,665	5,135	5,389
Policy loans	905	901	824
Derivative instruments (1)	2,289	1,339	110
Other	(80)	(310)	700

	36,373	33,089	31,628
Investment expenses	(541)	(539)	(627)

Net investment income	$35,832	$32,550	$31,001

(1)	Includes fair value gains (losses) of $2,289, $1,339 and $110, net of any gains (losses) on the hedged assets in a fair value hedge, for the years ended December 31, 2010, 2009 and 2008, respectively.

Included in net investment income are unrealized gains (losses) of $(150), on held-for-trading fixed maturity investments still held at December 31, 2010. The Company did not have any held-for-trading fixed maturity investments at December 31, 2009 and 2008.

26

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Realized investment gains (losses):
Fixed maturity and short-term investments	$4,978	$243	$(5,316)
Equity investments	27	-	(41)
Mortgage loans on real estate	4	182	219
Derivative instruments	(2,819)	(1,123)	(77)
Other	(49)	-	-
Provision for mortgage impairments, net of recoveries	45	6	-

Realized investment gains (losses):	$2,186	$(692)	$(5,215)

6. Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2010 and 2009:

	December 31, 2010		December 31, 2009
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$705,431	$705,431	$581,805	$581,805
Mortgage loans on real estate	75,276	79,233	80,458	81,522
Equity investments	98	98	87	87
Policy loans	14,976	14,976	13,667	13,667
Other investments	-	-	155	155
Collateral under securities lending agreements	48,136	48,136	22,943	22,943
Separate account assets	230,483	230,483	193,556	193,556

	December 31, 2010		December 31, 2009
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies	$231,126	$221,343	$219,229	$213,284
Policyholders’ funds	2,569	2,569	2,813	2,813
Repurchase agreements	146,139	146,139	82,301	82,301
Payable under securities lending agreements	48,136	48,136	22,943	22,943

Fixed maturity and equity investments- The fair values for fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

27

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Short-term investments, securities lending agreements and repurchase agreements - The carrying value of short-term investments, collateral and payable under securities lending agreements and repurchase agreements is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate - Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Policy loans - Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments - Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft.

Annuity contract benefits without life contingencies - The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds - The estimated fair value of policyholders’ funds is the same as the carrying amount since the Company can change the interest crediting rates due to fluctuations in market interest rates with thirty days notice.

Separate account assets - Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•    Level 1 inputs, which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•    Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

¡ Asset-backed, residential mortgage-backed and commercial mortgage-backed securities - new issue data, monthly payment information, collateral performance and third party real estate analysis.

¡ U.S. states and their subdivisions - material event notices.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

¡ Equity investments - exchange rates, various index data and news sources.

¡ Short-term investments - valued on the basis of amortized cost, which approximates fair value.

•    Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

¡ Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

¡ Asset-backed securities - internal models utilizing asset-backed securities index spreads.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

29

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and liabilities measured at fair value on a recurring basis December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$233,107	$-	$233,107
Obligations of U.S. states and their subdivisions	-	31,036	-	31,036
Corporate debt securities	-	195,087	2,179	197,266
Asset-backed securities	-	54,576	5,312	59,888
Residential mortgage-backed securities	-	29,349	-	29,349
Commercial mortgage-backed securities	-	24,727	-	24,727

Total fixed maturities available-for-sale	-	567,882	7,491	575,373
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	2,857	-	2,857

Total fixed maturities held for trading	-	2,857	-	2,857

Equity investments, available-for-sale:
Transportation	98	-	-	98

Total equity investments	98	-	-	98
Short-term investments, available-for-sale	6,601	120,600	-	127,201
Collateral under securities lending agreements	48,136	-	-	48,136
Separate account assets (1)	229,919	-	-	229,919

Total assets	$284,754	$691,339	$7,491	$983,584

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

30

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$177,981	$-	$177,981
Obligations of U.S. states and their subdivisions	-	17,221	-	17,221
Foreign governments	-	78	-	78
Corporate debt securities	-	204,474	3,512	207,986
Asset-backed securities	-	46,715	5,197	51,912
Residential mortgage-backed securities	-	30,806	-	30,806
Commercial mortgage-backed securities	-	15,335	5,009	20,344

Total fixed maturities available-for-sale	-	492,610	13,718	506,328
Equity investments, available-for-sale:
Airline industry	87	-	-	87

Total equity investments	87	-	-	87
Short-term investments, available-for-sale	10,122	65,355	-	75,477
Collateral under securities lending agreements	22,943	-	-	22,943
Separate account assets (1)	193,492	-	-	193,492

Total assets	$226,644	$557,965	$13,718	$798,327

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2009.

31

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010

	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Other assets and liabilities	Separate accounts
Balance, January 1, 2010	$3,512	$5,197	$5,009	$-	$-
Realized and unrealized gains and losses:
(Gains) losses included in net income	-	-	-	-	-
Gains (losses) included in other comprehensive income	506	128	-	-	-
Purchases, issuances and settlements	(301)	(13)	-	-	-
Transfers in (out) of Level 3 (1)	(1,538)	-	(5,009)	-	-

Balance, December 31, 2010	$2,179	$5,312	$-	$-	$-

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-

(1)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009

	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Other assets and liabilities	Separate accounts
Balance, January 1, 2009	$9,447	$5,288	$5,108	$-	$-
Realized and unrealized gains and losses:
(Gains) losses included in net income	(115)	-	-	-	-
Gains (losses) included in other comprehensive income	(436)	751	1	-	-
Purchases, issuances and settlements	(59)	(27)	(100)	-	-
Transfers in (out) of Level 3 (1)	(5,325)	(815)	-	-	-

Balance, December 31, 2009	$3,512	$5,197	$5,009	$-	$-

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-

(1)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

32

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the years ended December 31, 2010 and 2009 are as follows:

Year ended December 31, 2010
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the year	$-	$-

Year ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the year	$(115)	$-

Non-recurring fair value measurements - At December 31, 2010 and 2009, the Company had no assets or liabilities measured at fair value on a non-recurring basis.

7. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to GWL&A up to a maximum of $3,250 of coverage per individual life. Any excess amount is reinsured to a third party.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2010 and 2009, the reinsurance receivables had net carrying values of $47,033 and $47,012, respectively. Included in these amounts are $40,683 and $39,960 at December 31, 2010 and 2009, respectively, associated with reinsurance agreements with related parties. At December 31, 2010 and 2009, 85% and 84% of the total reinsurance receivable was due from Canada Life Assurance Company, a related party, respectively. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2010 or 2009.

33

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following table summarizes life insurance in force and premium income at, and for the year ended December 31, 2010:

	Written and earned direct	Reinsurance ceded	Reinsurance assumed	Net
Life insurance in-force:
Individual	$4,328,523	$(2,461,266)	$-	$1,867,257

Premium income:
Life insurance	$20,089	$(4,734)	$-	$15,355
Annuities	155	(2)	-	153

Total	$20,244	$(4,736)	$-	$15,508

The following table summarizes life insurance in force and premium income at, and for the year ended December 31, 2009:
	Written and earned direct	Reinsurance ceded	Reinsurance assumed	Net
Life insurance in-force:
Individual	$4,735,112	$(2,654,978)	$-	$2,080,134

Premium income:
Life insurance	$22,100	$(8,425)	$-	$13,675
Annuities	90	(3)	-	87

Total	$22,190	$(8,428)	$-	$13,762

The following table summarizes premium income for the year ended December 31, 2008:
	Written and earned direct	Reinsurance ceded	Reinsurance assumed	Net
Premium income:
Life insurance	$25,907	$(10,800)	$-	$15,107
Annuities	163	(7)	-	156

Total	$26,070	$(10,807)	$-	$15,263

34

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

8. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2010, 2009 and 2008:

	DAC	VOBA	Total
Balance, January 1, 2008	$12,700	$312	$13,012
Capitalized additions	2,423	-	2,423
Amortization and writedowns	(2,245)	(88)	(2,333)
Unrealized investment (gains) losses	(195)	384	189

Balance, December 31, 2008	12,683	608	13,291
Capitalized additions	1,701	-	1,701
Amortization and writedowns	(2,308)	23	(2,285)
Unrealized investment (gains) losses	590	115	705

Balance, December 31, 2009	12,666	746	13,412
Capitalized additions	2,049	-	2,049
Amortization and writedowns	(2,510)	(121)	(2,631)
Unrealized investment (gains) losses	(481)	(427)	(908)

Balance, December 31, 2010	$11,724	$198	$11,922

The estimated future amortization expense for VOBA for the next five years is as follows:

Year ended December 31,	Amount
2011	$25
2012	25
2013	25
2014	25
2015	25

9. Stockholder’s Equity, Dividend Restrictions and Other Matters

At December 31, 2010 and 2009, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010 (1)	2009	2008

Net income	$8,487	$8,940	$4,943
Capital and surplus	70,992	65,872	53,411

(1)	As filed with the State of New York Insurance Department

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company paid no dividends during the three years ended December 31, 2010.

35

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The maximum amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory surplus and statutory net gain from operations. Unaudited statutory surplus and net gain from operations at and for the year ended December 31, 2010 were $68,492 and $8,501, respectively. The Company may pay up to $6,849 (unaudited) of dividends in 2011 without the approval of the Insurance Commissioner.

10. Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2010:

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-salefixed maturity investments	$22,940	$(8,029)	$14,911
Reclassification adjustment for (gains) losses realized in net income	(4,670)	1,634	(3,036)

Net unrealized gains (losses)	18,270	(6,395)	11,875
Future policy benefits, DAC and VOBA adjustment	(908)	318	(590)

Other comprehensive income (loss)	$17,362	$(6,077)	$11,285

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$20,997	$(7,349)	$13,648
Reclassification adjustment for (gains) losses realized in net income	4,883	(1,709)	3,174

Net unrealized gains (losses)	25,880	(9,058)	16,822
Future policy benefits, DAC and VOBA adjustment	704	(246)	458

Other comprehensive income (loss)	$26,584	$(9,304)	$17,280

36

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year ended December 31, 2008
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-salefixed maturity investments	$(37,817)	$13,236	$(24,581)
Reclassification adjustment for (gains) losses realized in net income	237	(83)	154

Net unrealized gains (losses)	(37,580)	13,153	(24,427)
Future policy benefits, DAC and VOBA adjustment	191	(67)	124

Other comprehensive income (loss)	$(37,389)	$13,086	$(24,303)

11. General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Compensation	$5,791	$5,494	$5,003
Commissions	3,824	3,218	2,870
Premium and other taxes	1,014	2,183	322
Capitalization of deferred acquisition costs	(2,049)	(1,701)	(2,423)
Other	280	201	237

Total general insurance expenses	$8,860	$9,395	$6,009

12. Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following for the years ending December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Current	$6,782	$925	$4,767
Deferred	349	1,546	(2,059)

Total income tax provision from continuing operations	$7,131	$2,471	$2,708

37

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	2.2%	3.0%	4.2%
Provision for participating policies	5.2%	4.7%	6.0%
Prior year tax adjustment	2.0%	(14.5%)	(10.8%)
Income tax contingency provision	(0.2%)	0.0%	0.0%
Other, net	0.0%	(0.5%)	(0.5%)

Effective federal income tax rate from continuing operations	44.2%	27.7%	33.9%

The prior year tax adjustments for the years ended December 31, 2009 and 2008 are due to the analysis of the deferred income tax and other tax related accounts including adjustments to the provision for income taxes compared to the tax return as filed.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The income tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	December 31,
	2010		2009
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$23,584	$-	$11,194	$-
Deferred acquisition costs	762	-	-	181
Investment assets	-	23,581	-	4,386
Premiums receivable	-	6	8	-
Deferred director’s fees	119	-	-	-
Other	12	-	1,234	-

Total deferred taxes	$24,477	$23,587	$12,436	$4,567

Amounts presented for investment assets above include $(3,242) and $3,385 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2010 and 2009, respectively.

38

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands, Except Share Amounts)

The Company recognized a decrease of $166 in the liability for unrecognized tax benefits for the year ended December 31, 2010. A reconciliation of unrecognized tax benefits for the years ended December 31, 2010, 2009, and 2008 is as follows:

	Year ended December 31,
	2010	2009	2008
Beginning Balance	$166	$166	$166
Additions for tax positions in the current year	-	-	-
Reductions for tax positions in the current year	-	-	-
Additions for tax positions in the prior year	-	-	-
Reductions for tax positions in the prior year	(79)	-	-
Reduction for tax positions from statute expiring	(87)	-	-
Settlements	-	-	-

Ending Balance	$-	$166	$166

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $(37), $8 and $18 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2010, 2009 and 2008, respectively. The Company had approximately $0 and $37 accrued for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

The Company and its ultimate U.S. parent, Great-West Lifeco U.S. Inc. (“Lifeco U.S.”), have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2006 and prior. Tax years 2007, 2008 and 2009 are open to federal examination by the Internal Revenue Service (the “I.R.S.”). The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in other liabilities at December 31, 2010 are current income taxes payable of $1,122 and included in other assets at December 31, 2009 are current income tax receivables in the amounts of $590, related to the separate federal income tax returns.

13. Commitments and Contingencies

The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s financial position or results of its operations.

The Company makes commitments to fund investments in the normal course of its business. There were no unfunded commitments at December 31, 2010 or 2009.

14. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through April 8, 2011, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

39

Variable Annuity-1 Series

Account of First Great-West

Life & Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2010 and 2009

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

First Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2010, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 15, 2011

Variable Annuity-1 Series Account of First Great-West Life & Annuity

Insurance Company –

APPENDIX A

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Alger LargeCap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger MidCap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Growth & Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS International Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS International Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Real Estate Investment Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Small/Mid Cap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Utility Income Portfolio	N/A	N/A	the Period from January 1, 2009 to September 28, 2009 **
American Century VP Balanced Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century VP Income & Growth Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from January 7, 2009 * to December 31, 2009
American Century VP International Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century VP Mid Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from August 3, 2009 * to December 31, 2009
American Century VP Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Columbia VIT Marsico 21st Century Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 19, 2009 * to December 31, 2009

Variable Annuity-1 Series Account of First Great-West Life & Annuity

Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Columbia VIT Small Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from September 10, 2009 * to December 31, 2009
Delaware VIP Small Cap Value Series	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Delaware VIP Smid Cap Growth Series	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus IP MidCap Stock Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Appreciation Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Growth & Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Opportunistic Small Cap Portfolio	N/A	N/A	the Period from January 1, 2009 to October 20, 2009 **
DWS Blue Chip VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Capital Growth VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Growth & Income VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Health Care VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Large Cap Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Small Cap Index VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Strategic Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Capital Appreciation Fund II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Capital Income Fund II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Fund for U.S. Government Securities II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Franklin Small Cap Value Securities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of First Great-West Life & Annuity

Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Franklin Templeton Foreign Securities Portfolio	December 31, 2010	Period from May 17, 2010 * to December 31, 2010	the Period from May 17, 2010 * to December 31, 2010
Invesco V.I. Core Equity Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. High Yield Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. International Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. Mid Cap Core Equity Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from August 21, 2009 * to December 31, 2009
Invesco V.I. Small Cap Equity Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 21, 2009 * to December 31, 2009
Invesco V.I. Technology Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen VI Comstock Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen VI Growth & Income Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Balanced Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Growth & Income Portfolio Institutional Shares	N/A	Period from January 1, 2010 to May 13, 2010 **	the Period from January 1, 2010 to May 13, 2010 ** and Year Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Service Shares	N/A	Period from January 1, 2010 to May 17, 2010 **	the Period from January 1, 2010 to May 17, 2010 ** and Year Ended December 31, 2009
Janus Aspen Janus Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of First Great-West Life & Annuity

Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Janus Aspen Overseas Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Overseas Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Worldwide Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Lazard Retirement Emerging Markets Equity Series Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 3, 2009 * to December 31, 2009
LVIP Baron Growth Opportunities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
MFS International Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from July 28, 2009 * to December 31, 2009
MFS Utilities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Neuberger Berman AMT Regency Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
NVIT Mid Cap Index Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer Global Securities Fund/VA	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer International Growth Fund/VA	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT High Yield Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT Low Duration Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT Total Return Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Emerging Markets VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Fund VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Growth Opportunities VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Mid Cap Value VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Small Cap Value VCT Portfolio	N/A	N/A	the Period from January 1, 2009 to April 29, 2009 **

Variable Annuity-1 Series Account of First Great-West Life & Annuity

Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Prudential Series Fund Equity Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Prudential Series Fund Natural Resources Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from October 21, 2009 * to December 31, 2009
Putnam VT American Government Income IB Portfolio	N/A	Period from October 12, 2010 * to November 2, 2010 **	the Period from October 12, 2010 * to November 2, 2010 **
Putnam VT Equity Income IB Portfolio	December 31, 2010	Period from October 27, 2010 * to December 31, 2010	the Period from October 27, 2010 * to December 31, 2010
Royce Small-Cap Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 1, 2009 * to December 31, 2009
Schwab MarketTrack Growth Portfolio II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Schwab Money Market Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Schwab S&P 500 Index Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Seligman Communications & Information Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Sentinel Variable Products Bond Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from August 21, 2009 * to December 31, 2009
Sentinel Variable Products Common Stock Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 19, 2009 * to December 31, 2009
Sentinel Variable Products Small Company Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 19, 2009 * to December 31, 2009
Third Avenue Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Touchstone Mid Cap Growth Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 19, 2009 * to December 31, 2009
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance

Company –

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Van Eck VIP Global Bond Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from August 24, 2009 * to December 31, 2009
Van Eck VIP Global Hard Assets Fund	December 31, 2010	Period from January 7, 2010 * to December 31, 2010	the Period from January 7, 2010* to December 31, 2010
Wells Fargo Advantage VT Discovery Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from April 6, 2009 * to December 31, 2009
Wells Fargo Advantage VT Opportunity Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Wells Fargo Advantage VT Small Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

* Date represents commencement of operations

** Date represents cessation of operations

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE - BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at market value (1)	$1,136,636	$381,080	$30,318	$43,330	$935,582	$308,135
Investment income due and accrued	1
Receivable for investments sold					351
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company						866

Total assets	1,136,637	381,080	30,318	43,330	935,933	309,001

LIABILITIES:
Payable for investments purchased
Redemptions payable					351
Due to First Great West Life & Annuity Insurance Company	80	27	2	3	5,617	21

Total liabilities	80	27	2	3	5,968	21

NET ASSETS	$1,136,557	$381,053	$30,316	$43,327	$929,965	$308,980

NET ASSETS REPRESENTED BY:
Accumulation units	$1,136,557	$381,053	$30,316	$43,327	$904,499	$296,023
Contracts in payout phase					25,466	12,957

NET ASSETS	$1,136,557	$381,053	$30,316	$43,327	$929,965	$308,980

ACCUMULATION UNITS OUTSTANDING	63,278	29,224	3,300	4,537	74,009	41,219

UNIT VALUE (ACCUMULATION)	$17.96	$13.04	$9.19	$9.55	$12.22	$7.18

(1) Cost of investments:	$1,207,155	$280,411	$21,977	$48,614	$811,188	$254,055
Shares of investments:	26,022	29,889	1,764	2,150	50,792	20,680

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	INVESTMENT DIVISIONS
	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND

ASSETS:
Investments at market value (1)	$120,355	$280,545	$467,999	$40,074	$310,530	$79,010
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company			1,386

Total assets	120,355	280,545	469,385	40,074	310,530	79,010

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	8	19	32	2	22	4

Total liabilities	8	19	32	2	22	4

NET ASSETS	$120,347	$280,526	$469,353	$40,072	$310,508	$79,006

NET ASSETS REPRESENTED BY:
Accumulation units	$120,347	$280,526	$449,679	$40,072	$310,508	$79,006
Contracts in payout phase			19,674

NET ASSETS	$120,347	$280,526	$469,353	$40,072	$310,508	$79,006

ACCUMULATION UNITS OUTSTANDING	12,784	23,814	36,124	4,437	18,242	5,100

UNIT VALUE (ACCUMULATION)	$9.41	$11.78	$12.45	$9.03	$17.02	$15.49

(1) Cost of investments:	$87,308	$239,752	$418,983	$33,080	$326,581	$62,359
Shares of investments:	10,013	16,551	74,286	6,624	36,277	5,588

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO

ASSETS:
Investments at market value (1)	$1,063,638	$18,320	$175,085	$270,770	$240,399	$53,300
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable					21,149
Due from First Great West Life & Annuity Insurance Company

Total assets	1,063,638	18,320	175,085	270,770	261,548	53,300

LIABILITIES:
Payable for investments purchased					21,149
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	73	1	12	17	15	4

Total liabilities	73	1	12	17	21,164	4

NET ASSETS	$1,063,565	$18,319	$175,073	$270,753	$240,384	$53,296

NET ASSETS REPRESENTED BY:
Accumulation units	$1,063,565	$18,319	$175,073	$270,753	$240,384	$53,296
Contracts in payout phase

NET ASSETS	$1,063,565	$18,319	$175,073	$270,753	$240,384	$53,296

ACCUMULATION UNITS OUTSTANDING	81,005	1,186	11,046	15,301	19,193	3,531

UNIT VALUE (ACCUMULATION)	$13.13	$15.45	$15.85	$17.70	$12.52	$15.09

(1) Cost of investments:	$890,532	$16,817	$148,459	$185,314	$195,438	$30,933
Shares of investments:	181,508	1,531	10,011	8,472	10,819	4,047

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$1,009,365	$54,090	$61,970	$558,247	$290,340	$130,300
Investment income due and accrued		205
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company						1,195

Total assets	1,009,365	54,295	61,970	558,247	290,340	131,495

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	67	4	5	36	19	9

Total liabilities	67	4	5	36	19	9

NET ASSETS	$1,009,298	$54,291	$61,965	$558,211	$290,321	$131,486

NET ASSETS REPRESENTED BY:
Accumulation units	$1,009,298	$54,291	$61,965	$558,211	$290,321	$114,514
Contracts in payout phase						16,972

NET ASSETS	$1,009,298	$54,291	$61,965	$558,211	$290,321	$131,486

ACCUMULATION UNITS OUTSTANDING	90,846	5,176	6,177	53,434	26,320	12,460

UNIT VALUE (ACCUMULATION)	$11.11	$10.49	$10.03	$10.45	$11.03	$9.19

(1) Cost of investments:	$815,328	$58,335	$55,528	$478,467	$209,622	$143,897
Shares of investments:	28,481	2,737	5,819	28,497	23,779	17,235

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED CAPITAL INCOME FUND II

ASSETS:
Investments at market value (1)	$161,413	$361,705	$357,524	$35,557	$210,711	$59,213
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	161,413	361,705	357,524	35,557	210,711	59,213

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	11	25	24	2	15	4

Total liabilities	11	25	24	2	15	4

NET ASSETS	$161,402	$361,680	$357,500	$35,555	$210,696	$59,209

NET ASSETS REPRESENTED BY:
Accumulation units	$161,402	$361,680	$357,500	$35,555	$210,696	$59,209
Contracts in payout phase

NET ASSETS	$161,402	$361,680	$357,500	$35,555	$210,696	$59,209

ACCUMULATION UNITS OUTSTANDING	14,280	32,012	22,955	3,874	15,411	4,083

UNIT VALUE (ACCUMULATION)	$11.30	$11.30	$15.57	$9.18	$13.67	$14.50

(1) Cost of investments:	$153,160	$332,147	$262,821	$25,058	$297,184	$54,903
Shares of investments:	14,234	30,653	28,809	4,374	32,924	6,471

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

ASSETS:
Investments at market value (1)	$1,556,664	$239,786	$70,413	$177,244	$80,179	$361,779
Investment income due and accrued
Receivable for investments sold	492
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	1,557,156	239,786	70,413	177,244	80,179	361,779

LIABILITIES:
Payable for investments purchased
Redemptions payable	492
Due to First Great West Life & Annuity Insurance Company	1,022	17	4	12	6	24

Total liabilities	1,514	17	4	12	6	24

NET ASSETS	$1,555,642	$239,769	$70,409	$177,232	$80,173	$361,755

NET ASSETS REPRESENTED BY:
Accumulation units	$1,537,031	$239,769	$70,409	$177,232	$80,173	$361,755
Contracts in payout phase	18,611

NET ASSETS	$1,555,642	$239,769	$70,409	$177,232	$80,173	$361,755

ACCUMULATION UNITS OUTSTANDING	96,091	22,497	6,510	10,162	4,766	35,010

UNIT VALUE (ACCUMULATION)	$16.00	$10.66	$10.82	$17.44	$16.82	$10.33

(1) Cost of investments:	$1,530,121	$167,785	$61,220	$154,652	$80,159	$306,040
Shares of investments:	135,362	14,756	4,927	6,557	14,987	12,610

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at market value (1)	$8,173	$32,466	$289,793	$294,590	$802,119	$803,242
Investment income due and accrued
Receivable for investments sold					500
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	8,173	32,466	289,793	294,590	802,619	803,242

LIABILITIES:
Payable for investments purchased
Redemptions payable					500
Due to First Great West Life & Annuity Insurance Company	1	2	20	21	55	56

Total liabilities	1	2	20	21	555	56

NET ASSETS	$8,172	$32,464	$289,773	$294,569	$802,064	$803,186

NET ASSETS REPRESENTED BY:
Accumulation units	$8,172	$32,464	$289,773	$294,569	$802,064	$803,186
Contracts in payout phase

NET ASSETS	$8,172	$32,464	$289,773	$294,569	$802,064	$803,186

ACCUMULATION UNITS OUTSTANDING	579	2,088	99,985	27,066	69,326	49,681

UNIT VALUE (ACCUMULATION)	$14.11	$15.55	$2.90	$10.88	$11.57	16.17

(1) Cost of investments:	$7,107	$27,659	$252,663	$291,578	$710,974	$753,019
Shares of investments:	660	1,964	18,112	25,157	43,593	28,383

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

ASSETS:
Investments at market value (1)	$1,652,009	$638,969	$2,720,111	$266,062	$527,701	$1,100,154
Investment income due and accrued
Receivable for investments sold		1,968			102
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company			630		4,162

Total assets	1,652,009	640,937	2,720,741	266,062	531,965	1,100,154

LIABILITIES:
Payable for investments purchased
Redemptions payable		1,968			102
Due to First Great West Life & Annuity Insurance Company	109	45	182	19	37	76

Total liabilities	109	2,013	182	19	139	76

NET ASSETS	$1,651,900	$638,924	$2,720,559	$266,043	$531,826	$1,100,078

NET ASSETS REPRESENTED BY:
Accumulation units	$1,651,900	$638,924	$2,711,612	$266,043	$471,744	$1,100,078
Contracts in payout phase			8,947		60,082

NET ASSETS	$1,651,900	$638,924	$2,720,559	$266,043	$531,826	$1,100,078

ACCUMULATION UNITS OUTSTANDING	144,614	34,156	210,176	16,559	15,234	88,676

UNIT VALUE (ACCUMULATION)	$11.42	$18.71	$12.90	$16.07	$30.97	12.41

(1) Cost of investments:	$1,521,573	$573,907	$2,578,857	$220,841	$467,781	$766,931
Shares of investments:	56,153	50,313	200,746	10,967	9,243	19,632

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO

ASSETS:
Investments at market value (1)	$486,147	$1,253,855	$1,342,894	$685,522	$203,199	$27,373
Investment income due and accrued
Receivable for investments sold			75		21,269	337
Purchase payments receivable		21,269
Due from First Great West Life & Annuity Insurance Company

Total assets	486,147	1,275,124	1,342,969	685,522	224,468	27,710

LIABILITIES:
Payable for investments purchased		21,269
Redemptions payable			75		21,269	337
Due to First Great West Life & Annuity Insurance Company	34	81	486	45	15	2

Total liabilities	34	21,350	561	45	21,284	339

NET ASSETS	$486,113	$1,253,774	$1,342,408	$685,477	$203,184	$27,371

NET ASSETS REPRESENTED BY:
Accumulation units	$486,113	$1,253,774	$1,334,403	$685,477	$203,184	$27,371
Contracts in payout phase			8,005

NET ASSETS	$486,113	$1,253,774	$1,342,408	$685,477	$203,184	$27,371

ACCUMULATION UNITS OUTSTANDING	31,130	70,347	72,752	48,455	21,689	2,703

UNIT VALUE (ACCUMULATION)	$15.62	$17.82	$18.34	$14.15	$9.37	10.13

(1) Cost of investments:	$397,786	$1,055,429	$1,027,293	$617,068	$174,764	$30,140
Shares of investments:	16,135	53,744	44,364	44,428	8,144	1,650

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at market value (1)	$301,649	$1,139,978	$69,352	$2,406,829	$2,884,359	$5,783,218
Investment income due and accrued				15,438	5,314	13,344
Receivable for investments sold						1,217
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	301,649	1,139,978	69,352	2,422,267	2,889,673	5,797,779

LIABILITIES:
Payable for investments purchased
Redemptions payable						1,217
Due to First Great West Life & Annuity Insurance Company	21	323	5	8,451	192	1,387

Total liabilities	21	323	5	8,451	192	2,604

NET ASSETS	$301,628	$1,139,655	$69,347	$2,413,816	$2,889,481	$5,795,175

NET ASSETS REPRESENTED BY:
Accumulation units	$301,628	$1,134,707	$69,347	$2,385,297	$2,889,481	$5,774,951
Contracts in payout phase		4,948		28,519		20,224

NET ASSETS	$301,628	$1,139,655	$69,347	$2,413,816	$2,889,481	$5,795,175

ACCUMULATION UNITS OUTSTANDING	18,802	59,404	7,441	157,536	233,248	421,939

UNIT VALUE (ACCUMULATION)	$16.04	$19.10	$9.32	$15.14	$12.39	13.69

(1) Cost of investments:	$225,985	$886,170	$59,713	$2,293,955	$2,781,844	$5,650,896
Shares of investments:	16,412	37,623	37,086	310,559	276,280	521,951

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

ASSETS:
Investments at market value (1)	$6,042	$193,099	$163,392	$166,581	$279,487	$19,518
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	6,042	193,099	163,392	166,581	279,487	19,518

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company		12	11	13	19	1

Total liabilities		12	11	13	19	1

NET ASSETS	$6,042	$193,087	$163,381	$166,568	$279,468	$19,517

NET ASSETS REPRESENTED BY:
Accumulation units	$6,042	$193,087	$163,381	$166,568	$279,468	$19,517
Contracts in payout phase

NET ASSETS	$6,042	$193,087	$163,381	$166,568	$279,468	$19,517

ACCUMULATION UNITS OUTSTANDING	691	17,228	10,600	15,759	23,867	1,075

UNIT VALUE (ACCUMULATION)	$8.74	$11.21	$15.41	$10.57	$11.71	18.16

(1) Cost of investments:	$5,271	$177,497	$159,140	$135,522	$269,375	$15,934
Shares of investments:	195	8,609	7,101	9,898	11,179	415

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME IB PORTFOLIO	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO

ASSETS:
Investments at market value (1)	$769	$424,462	$655,504	$6,602,339	$6,039,043	$40,963
Investment income due and accrued				78
Receivable for investments sold				6,864
Purchase payments receivable				35,478	21,149
Due from First Great West Life & Annuity Insurance Company				17,821

Total assets	769	424,462	655,504	6,662,580	6,060,192	40,963

LIABILITIES:
Payable for investments purchased					21,085
Redemptions payable				42,342	64
Due to First Great West Life & Annuity Insurance Company		28	45	431	10,131	3

Total liabilities		28	45	42,773	31,280	3

NET ASSETS	$769	$424,434	$655,459	$6,619,807	$6,028,912	$40,960

NET ASSETS REPRESENTED BY:
Accumulation units	$769	$424,434	$655,459	$6,541,288	$5,981,216	$40,960
Contracts in payout phase				78,519	47,696

NET ASSETS	$769	$424,434	$655,459	$6,619,807	$6,028,912	$40,960

ACCUMULATION UNITS OUTSTANDING	72	27,150	43,943	550,126	382,362	3,390

UNIT VALUE (ACCUMULATION)	$10.68	$15.63	$14.92	$11.89	$15.64	12.08

(1) Cost of investments:	$726	$363,784	$624,495	$6,602,339	$5,795,673	$30,823
Shares of investments:	57	40,892	44,023	6,602,339	330,544	1,826

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
ASSETS:
Investments at market value (1)	$74,651	$111,920	$64,058	$413,090	$18,733	$1,058,571
Investment income due and accrued
Receivable for investments sold				284
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company						2,102

Total assets	74,651	111,920	64,058	413,374	18,733	1,060,673

LIABILITIES:

Payable for investments purchased
Redemptions payable				284
Due to First Great West Life & Annuity Insurance Company	4	8	4	5,949	1	74

Total liabilities	4	8	4	6,233	1	74

NET ASSETS	$74,647	$111,912	$64,054	$407,141	$18,732	$1,060,599

NET ASSETS REPRESENTED BY:
Accumulation units	$74,647	$111,912	$64,054	$395,284	$18,732	$1,030,756
Contracts in payout phase				11,857		29,843

NET ASSETS	$74,647	$111,912	$64,054	$407,141	$18,732	$1,060,599

ACCUMULATION UNITS OUTSTANDING	6,616	7,722	4,127	44,127	1,183	34,853

UNIT VALUE (ACCUMULATION)	$11.28	$14.49	$15.52	$8.96	$15.83	29.57

(1) Cost of investments:	$80,250	$95,950	$48,401	$315,872	$17,414	$965,726
Shares of investments:	7,625	8,223	4,397	27,930	1,398	81,996

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
ASSETS:
Investments at market value (1)	$609,698	$265,093	$45,441	$218,156	$194,172
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	609,698	265,093	45,441	218,156	194,172

LIABILITIES:

Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	40	14	3	7,992	14

Total liabilities	40	14	3	7,992	14

NET ASSETS	$609,658	$265,079	$45,438	$210,164	$194,158

NET ASSETS REPRESENTED BY:
Accumulation units	$609,658	$265,079	$45,438	$194,191	$194,158
Contracts in payout phase				15,973

NET ASSETS	$609,658	$265,079	$45,438	$210,164	$194,158

ACCUMULATION UNITS OUTSTANDING	53,131	15,347	4,030	16,595	12,691

UNIT VALUE (ACCUMULATION)	$11.47	$17.27	$11.27	$11.70	$15.30

(1) Cost of investments:	$589,373	$217,959	$41,365	$152,701	$235,391
Shares of investments:	50,681	7,174	2,135	11,843	21,503

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$8,354	$		$		$117	$19,751	$9,730

EXPENSES:
Mortality and expense risk	9,621		2,965		428	424	7,870	3,169

NET INVESTMENT INCOME (LOSS)	(1,267)		(2,965)		(428)	(307)	11,881	6,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(40,196)		(15,832)		9,770	(9,624)	(184,673)	82,896
Realized gain distributions

Net realized gain (loss)	(40,196)		(15,832)		9,770	(9,624)	(184,673)	82,896

Change in net unrealized appreciation (depreciation) on investments	174,482		81,590		(2,914)	16,892	267,201	(91,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,019		$62,793		$6,428	$6,961	$94,409	$(2,269)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$881	$1,171	$8,770	$530	$6,655	$1,484

EXPENSES:
Mortality and expense risk	658	1,810	3,872	232	2,474	469

NET INVESTMENT INCOME (LOSS)	223	(639)	4,898	298	4,181	1,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,587	28,098	(17,912)	1,119	(2,413)	168
Realized gain distributions

Net realized gain (loss)	5,587	28,098	(17,912)	1,119	(2,413)	168

Change in net unrealized appreciation (depreciation) on investments	14,343	7,941	59,813	2,829	33,693	11,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,153	$35,400	$46,799	$4,246	$35,461	$12,198

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND		COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO

INVESTMENT INCOME:
Dividends	$21,906	$		$1,460	$1,914	$		$444

EXPENSES:
Mortality and expense risk	8,110		59	943	2,123		772	393

NET INVESTMENT INCOME (LOSS)	13,796		(59)	517	(209)		(772)	51

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(111,198)		13	119	7,913		1,342	123
Realized gain distributions

Net realized gain (loss)	(111,198)		13	119	7,913		1,342	123

Change in net unrealized appreciation on investments	213,675		1,304	23,678	66,436		35,026	10,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,273		$1,258	$24,314	$74,140		$35,596	$11,008

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$17,636	$585	$1,462	$3,689	$4,630	$1,993

EXPENSES:
Mortality and expense risk	6,591	414	744	3,622	2,740	1,049

NET INVESTMENT INCOME	11,045	171	718	67	1,890	944

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11,220)	(1,887)	6,372	(2,646)	63,695	(2,267)
Realized gain distributions

Net realized gain (loss)	(11,220)	(1,887)	6,372	(2,646)	63,695	(2,267)

Change in net unrealized appreciation (depreciation) on investments	120,225	9,834	1,706	78,083	4,127	16,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,050	$8,118	$8,796	$75,504	$69,712	$15,624

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED CAPITAL INCOME FUND II

INVESTMENT INCOME:
Dividends	$		$6,980	$3,046	$670	$4,411	$5,303

EXPENSES:
Mortality and expense risk		568	2,499	2,814	306	1,867	717

NET INVESTMENT INCOME (LOSS)		(568)	4,481	232	364	2,544	4,586

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares		4,772	(2,570)	(11,763)	(4,166)	(125,911)	816
Realized gain distributions		4,558

Net realized gain (loss)		9,330	(2,570)	(11,763)	(4,166)	(125,911)	816

Change in net unrealized appreciation (depreciation) on investments		(3,337)	26,121	105,429	7,884	146,417	3,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$5,425	$28,032	$93,898	$4,082	$23,050	$9,079

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND
			(1)
INVESTMENT INCOME:
Dividends	$83,917	$1,598	$1,070	$2,373	$8,237	$9,543

EXPENSES:
Mortality and expense risk	14,760	1,859	242	2,175	707	2,824

NET INVESTMENT INCOME (LOSS)	69,157	(261)	828	198	7,530	6,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	16,575	(13,048)	11	27,732	(2,865)	20,712
Realized gain distributions

Net realized gain (loss)	16,575	(13,048)	11	27,732	(2,865)	20,712

Change in net unrealized appreciation on investments	(5,882)	67,597	9,193	(11,714)	5,503	21,887

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,850	$54,288	$10,032	$16,216	$10,168	$49,318

(1)	For the period May 17, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
INVESTMENT INCOME:
Dividends	$43	$		$		$339	$454	$23,512

EXPENSES:
Mortality and expense risk	76		168		2,126	2,235	5,251	7,306

NET INVESTMENT INCOME (LOSS)	(33)		(168)		(2,126)	(1,896)	(4,797)	16,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(214)		348		(175)	(15,125)	(25,617)	6,817
Realized gain distributions

Net realized gain (loss)	(214)		348		(175)	(15,125)	(25,617)	6,817

Change in net unrealized appreciation on investments	712		4,670		51,449	55,000	107,065	38,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$465		$4,850		$49,148	$37,979	$76,651	$61,246

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO
				(1)	(2)
INVESTMENT INCOME:
Dividends	$34,433	$39,224	$148,644	$2,130	$3,407	$3,121

EXPENSES:
Mortality and expense risk	10,689	5,399	20,999	797	1,296	2,612

NET INVESTMENT INCOME	23,744	33,825	127,645	1,333	2,111	509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(2,918)	3,034	29,459	(40,449)	108,746	(5,062)
Realized gain distributions		2,035	7,955

Net realized gain (loss)	(2,918)	5,069	37,414	(40,449)	108,746	(5,062)

Change in net unrealized appreciation on investments	63,565	4,097	1,267	53,576	(82,380)	38,532

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,391	$42,991	$166,326	$14,460	$28,477	$33,979

(1)	For the period January 1, 2010 to May 13, 2010.
(2)	For the period January 1, 2010 to May 17, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND

INVESTMENT INCOME:
Dividends	$3,256	$5,476	$2,785	$13,041	$		$3,658

EXPENSES:
Mortality and expense risk	4,027	9,012	3,932	6,963		9,667	2,833

NET INVESTMENT INCOME (LOSS)	(771)	(3,536)	(1,147)	6,078		(9,667)	825

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,118)	(65,026)	14,156	78,988		(41,340)	1,901
Realized gain distributions

Net realized gain (loss)	(5,118)	(65,026)	14,156	78,988		(41,340)	1,901

Change in net unrealized appreciation on investments	110,088	296,341	48,797	92,097		328,052	45,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,199	$227,779	$61,806	$177,163		$277,045	$48,402

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,645	$83	$2,939	$18,004	$927	$161,810

EXPENSES:
Mortality and expense risk	1,406	209	2,421	10,005	658	18,691

NET INVESTMENT INCOME (LOSS)	3,239	(126)	518	7,999	269	143,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8,484	(311)	(13,015)	(126,972)	23,171	398,257
Realized gain distributions			308

Net realized gain (loss)	8,484	(311)	(12,707)	(126,972)	23,171	398,257

Change in net unrealized appreciation (depreciation) on investments	11,393	6,061	89,182	276,334	(11,433)	(257,475)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,116	$5,624	$76,993	$157,361	$12,007	$283,901

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$41,250	$146,285	$17	$2,754	$		$1,883

EXPENSES:
Mortality and expense risk	20,644	50,370	160	1,602		1,040	1,721

NET INVESTMENT INCOME (LOSS)	20,606	95,915	(143)	1,152		(1,040)	162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,022	136,769	14,649	(4,327)		(1,307)	(9,612)
Realized gain distributions	9,187	169,325

Net realized gain (loss)	10,209	306,094	14,649	(4,327)		(1,307)	(9,612)

Change in net unrealized appreciation on investments	74,763	17,797	(18,919)	31,402		22,194	40,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,578	$419,806	$(4,413)	$28,227		$19,847	$31,102

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO		PUTNAM VT EQUITY INCOME IB PORTFOLIO		ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II
				(1)		(2)
INVESTMENT INCOME:
Dividends	$338	$9	$		$		$424	$14,214

EXPENSES:
Mortality and expense risk	1,409	111		11		1	1,751	4,832

NET INVESTMENT INCOME (LOSS)	(1,071)	(102)		(11)		(1)	(1,327)	9,382

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,341)	526		38			369	(23,314)
Realized gain distributions

Net realized gain (loss)	(1,341)	526		38			369	(23,314)

Change in net unrealized appreciation on investments	20,878	3,557				43	48,939	83,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,466	$3,981		$27		$42	$47,981	$69,676

(1)	For the period October 12, 2010 to November 2, 2010.
(2)	For the period October 27, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

INVESTMENT INCOME:
Dividends	$597	$111,794	$		$2,704	$1,381	$31

EXPENSES:
Mortality and expense risk	48,658	48,115		562	377	507	361

NET INVESTMENT INCOME (LOSS)	(48,061)	63,679		(562)	2,327	874	(330)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(169,812)		5,229	459	840	613
Realized gain distributions	2,591				3,690

Net realized gain (loss)	2,591	(169,812)		5,229	4,149	840	613

Change in net unrealized appreciation (depreciation) on investments		851,133		(3,671)	(4,514)	15,837	11,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,470)	$745,000		$996	$1,962	$17,551	$11,346

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND
					(1)

INVESTMENT INCOME:
Dividends	$16,795	$38	$21,411	$6,866	$371	$

EXPENSES:
Mortality and expense risk	3,618	114	8,437	3,587	1,229		121

NET INVESTMENT INCOME (LOSS)	13,177	(76)	12,974	3,279	(858)		(121)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(20,310)	1,106	(141,840)	2,071	(38)		7,166
Realized gain distributions

Net realized gain (loss)	(20,310)	1,106	(141,840)	2,071	(38)		7,166

Change in net unrealized appreciation on investments	61,426	1,126	382,553	21,623	47,134		(2,826)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,293	$2,156	$253,687	$26,973	$46,238		$4,219

(1)	For the period January 7, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$1,696	$2,610

EXPENSES:
Mortality and expense risk	1,796	1,501

NET INVESTMENT INCOME (LOSS)	(100)	1,109

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,390	(4,029)
Realized gain distributions

Net realized gain (loss)	19,390	(4,029)

Change in net unrealized appreciation (depreciation) on investments	23,277	30,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,567	$27,968

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,267)	$(1,841)	$(2,965)	$(3,265)	$(428)	$4,369
Net realized gain (loss)	(40,196)	(53,304)	(15,832)	(461,472)	9,770	(50,200)
Change in net unrealized appreciation (depreciation) on investments	174,482	504,369	81,590	628,537	(2,914)	74,997

Increase in net assets resulting from operations	133,019	449,224	62,793	163,800	6,428	29,166

CONTRACT TRANSACTIONS:
Purchase payments received			420	1,770
Transfers for contract benefits and terminations	(110,021)	(157,944)	(3,723)	(46,859)	(17,505)	(5,176)
Net transfers	(109,459)	(103,458)	(37,453)	(99,763)	(49,755)	(20,240)
Contract maintenance charges	(133)	(162)	(33)	(46)	(6)	(6)
Adjustments to net assets allocated to contracts in payout phase		(2,817)

Decrease in net assets resulting from contract transactions	(219,613)	(264,381)	(40,789)	(144,898)	(67,266)	(25,422)

Total increase (decrease) in net assets	(86,594)	184,843	22,004	18,902	(60,838)	3,744

NET ASSETS:
Beginning of period	1,223,151	1,038,308	359,049	340,147	91,154	87,410

End of period	$1,136,557	$1,223,151	$381,053	$359,049	$30,316	$91,154

CHANGES IN UNITS OUTSTANDING:
Units issued	5,089	2,570	1,963	18,766		8,484
Units redeemed	(16,865)	(19,561)	(4,885)	(28,349)	(7,828)	(10,140)

Net decrease	(11,776)	(16,991)	(2,922)	(9,583)	(7,828)	(1,656)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(307)	$(555)	$11,881	$39,852	$6,561	$1,417
Net realized gain (loss)	(9,624)	(1,779)	(184,673)	(661,725)	82,896	(506,558)
Change in net unrealized appreciation (depreciation) on investments	16,892	21,284	267,201	955,881	(91,726)	707,859

Increase (decrease) in net assets resulting from operations	6,961	18,950	94,409	334,008	(2,269)	202,718

CONTRACT TRANSACTIONS:
Purchase payments received				600
Transfers for contract benefits and terminations	(30,305)	(3,807)	(35,752)	(68,752)	(34,313)	(70,451)
Net transfers	(7,741)		(244,962)	(144,158)	(220,457)	(155,681)
Contract maintenance charges	(2)	(5)	(76)	(89)	(60)	(75)
Adjustments to net assets allocated to contracts in payout phase			(5,554)		866

Decrease in net assets resulting from contract transactions	(38,048)	(3,812)	(286,344)	(212,399)	(253,964)	(226,207)

Total increase (decrease) in net assets	(31,087)	15,138	(191,935)	121,609	(256,233)	(23,489)

NET ASSETS:
Beginning of period	74,414	59,276	1,121,900	1,000,291	565,213	588,702

End of period	$43,327	$74,414	$929,965	$1,121,900	$308,980	$565,213

CHANGES IN UNITS OUTSTANDING:
Units issued	1		10,507	29,311	16,670	95,432
Units redeemed	(4,353)	(466)	(33,886)	(44,419)	(56,073)	(123,221)

Net decrease	(4,352)	(466)	(23,379)	(15,108)	(39,403)	(27,789)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO		ALLIANCE- BERNSTEIN VPS UTILITY INCOME PORTFOLIO
	2010	2009	2010	2009	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$223	$973	$(639)	$787	$4,713
Net realized gain (loss)	5,587	(363)	28,098	(29,214)	(63,997)
Change in net unrealized appreciation on investments	14,343	18,292	7,941	91,208	67,913

Increase in net assets resulting from operations	20,153	18,902	35,400	62,781	8,629

CONTRACT TRANSACTIONS:
Purchase payments received	700
Transfers for contract benefits and terminations	(609)	(309)		(20,896)	(16,889)
Net transfers	44,682	7,917	45,700	62,591	(121,503)
Contract maintenance charges			(43)	(49)	(34)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	44,773	7,608	45,657	41,646	(138,426)

Total increase (decrease) in net assets	64,926	26,510	81,057	104,427	(129,797)

NET ASSETS:
Beginning of period	55,421	28,911	199,469	95,042	129,797

End of period	$120,347	$55,421	$280,526	$199,469	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	7,488	4,201	20,532	20,674	0
Units redeemed	(2,092)	(1,761)	(17,942)	(13,543)	(9,193)

Net increase (decrease)	5,396	2,440	2,590	7,131	(9,193)

(1)	For the period January 1, 2009 to September 28, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND		AMERICAN CENTURY VP INTERNATIONAL FUND
	2010	2009	2010	2009	2010	2009
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,898	$19,284	$298	$608	$4,181	$4,321
Net realized gain (loss)	(17,912)	(119,881)	1,119		(2,413)	(33,992)
Change in net unrealized appreciation (depreciation) on investments	59,813	147,265	2,829	4,165	33,693	120,890

Increase in net assets resulting from operations	46,799	46,668	4,246	4,773	35,461	91,219

CONTRACT TRANSACTIONS:
Purchase payments received	120	39,604
Transfers for contract benefits and terminations	(87,515)	(131,907)			(4,362)	(2,290)
Net transfers	99,355	(39,801)	6,667	24,386	(14,392)	(110,660)
Contract maintenance charges	(31)	(44)			(50)	(85)
Adjustments to net assets allocated to contracts in payout phase	1,386

Increase (decrease) in net assets resulting from contract transactions	13,315	(132,148)	6,667	24,386	(18,804)	(113,035)

Total increase (decrease) in net assets	60,114	(85,480)	10,913	29,159	16,657	(21,816)

NET ASSETS:
Beginning of period	409,239	494,719	29,159	0	293,851	315,667

End of period	$469,353	$409,239	$40,072	$29,159	$310,508	$293,851

CHANGES IN UNITS OUTSTANDING:
Units issued	8,391	12,169	1,677	3,661
Units redeemed	(7,309)	(24,066)	(901)		(1,151)	(8,238)

Net increase (decrease)	1,082	(11,897)	776	3,661	(1,151)	(8,238)

(1)	For the period January 7, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP MID CAP VALUE FUND		AMERICAN CENTURY VP VALUE FUND		COLUMBIA VIT MARSICO 21ST CENTURY FUND
	2010	2009	2010	2009	2010	2009
		(1)				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,015	$173	$13,796	$45,675	$(59)	$(23)
Net realized gain (loss)	168	839	(111,198)	(438,455)	13	1,852
Change in net unrealized appreciation (depreciation) on investments	11,015	5,636	213,675	574,773	1,304	199

Increase in net assets resulting from operations	12,198	6,648	116,273	181,993	1,258	2,028

CONTRACT TRANSACTIONS:
Purchase payments received			640	1,610
Transfers for contract benefits and terminations			(39,460)	(127,534)
Net transfers	6,091	54,071	(50,217)	22,775	15,367	(333)
Contract maintenance charges	(2)		(76)	(111)	(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	6,089	54,071	(89,113)	(103,260)	15,366	(333)

Total increase in net assets	18,287	60,719	27,160	78,733	16,624	1,695

NET ASSETS:
Beginning of period	60,719	0	1,036,405	957,672	1,695	0

End of period	$79,006	$60,719	$1,063,565	$1,036,405	$18,319	$1,695

CHANGES IN UNITS OUTSTANDING:
Units issued	493	5,259	14,214	31,090	1,059	4,948
Units redeemed	(24)	(628)	(19,428)	(35,059)	0	(4,821)

Net increase (decrease)	469	4,631	(5,214)	(3,969)	1,059	127

(1)	For the period August 3, 2009 to December 31, 2009.
(1)	For the period June 19, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	COLUMBIA VIT SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES
	2010	2009	2010	2009	2010	2009
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$517	$(126)	$(209)	$439	$(772)	$(233)
Net realized gain (loss)	119	359	7,913	(103,019)	1,342	381
Change in net unrealized appreciation on investments	23,678	2,948	66,436	169,525	35,026	9,257

Increase in net assets resulting from operations	24,314	3,181	74,140	66,945	35,596	9,405

CONTRACT TRANSACTIONS:
Purchase payments received		48	420	420
Transfers for contract benefits and terminations		(48)	(3,205)	(17,850)	(7,669)	(811)
Net transfers	92,578	55,000	(80,762)	(83,311)	170,354	18,884
Contract maintenance charges			(12)	(34)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	92,578	55,000	(83,559)	(100,775)	162,683	18,073

Total increase (decrease) in net assets	116,892	58,181	(9,419)	(33,830)	198,279	27,478

NET ASSETS:
Beginning of period	58,181	0	280,172	314,002	42,105	14,627

End of period	$175,073	$58,181	$270,753	$280,172	$240,384	$42,105

CHANGES IN UNITS OUTSTANDING:
Units issued	6,439	5,423	2,833	4,428	15,764	5,144
Units redeemed		(816)	(7,307)	(12,170)	(1,152)	(2,866)

Net increase (decrease)	6,439	4,607	(4,474)	(7,742)	14,612	2,278

(1)	For the period September 10, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$51	$529	$11,045	$9,534	$171	$282
Net realized gain (loss)	123	(37,821)	(11,220)	(132,776)	(1,887)	(10,285)
Change in net unrealized appreciation (depreciation) on investments	10,834	46,129	120,225	247,176	9,834	27,000

Increase in net assets resulting from operations	11,008	8,837	120,050	123,934	8,118	16,997

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(43,371)	(100,617)	(7,774)	(7,876)
Net transfers		(114)	154,769	226,088		(24,282)
Contract maintenance charges			(15)	(45)	(19)	(19)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	0	(114)	111,383	125,426	(7,793)	(32,177)

Total increase (decrease) in net assets	11,008	8,723	231,433	249,360	325	(15,180)

NET ASSETS:
Beginning of period	42,288	33,565	777,865	528,505	53,966	69,146

End of period	$53,296	$42,288	$1,009,298	$777,865	$54,291	$53,966

CHANGES IN UNITS OUTSTANDING:
Units issued		5,516	19,243	50,636
Units redeemed		(5,751)	(8,199)	(34,391)	(875)	(3,849)

Net increase (decrease)	0	(235)	11,044	16,245	(875)	(3,849)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS
	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO
	2009	2010	2009	2010	2009
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$101	$718	$206	$67	$1,892
Net realized gain (loss)	(8,564)	6,372	(347)	(2,646)	(40,631)
Change in net unrealized appreciation (depreciation) on investments	9,789	1,706	11,531	78,083	115,425

Increase in net assets resulting from operations	1,326	8,796	11,390	75,504	76,686

CONTRACT TRANSACTIONS:
Purchase payments received				185	810
Transfers for contract benefits and terminations			(164)	(4,997)	(84,800)
Net transfers	(10,302)	(23,923)	41,318	136,498	83,265
Contract maintenance charges		(2)		(7)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,302)	(23,925)	41,154	131,679	(732)

Total increase (decrease) in net assets	(8,976)	(15,129)	52,544	207,183	75,954

NET ASSETS:
Beginning of period	8,976	77,094	24,550	351,028	275,074

End of period	$0	$61,965	$77,094	$558,211	$351,028

CHANGES IN UNITS OUTSTANDING:
Units issued		2,492	5,103	22,002	13,882
Units redeemed	(1,187)	(4,920)	(138)	(6,434)	(13,340)

Net increase (decrease)	(1,187)	(2,428)	4,965	15,568	542

(1)	For the period January 1, 2009 to October 20, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,890	$2,715	$944	$1,288	$(568)	$202
Net realized gain (loss)	63,695	(63,675)	(2,267)	(4,050)	9,330	(7,011)
Change in net unrealized appreciation (depreciation) on investments	4,127	139,778	16,947	34,910	(3,337)	18,424

Increase in net assets resulting from operations	69,712	78,818	15,624	32,148	5,425	11,615

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(17,641)	(497)	(8,368)	(4,831)		(123)
Net transfers	(109,347)	38,037	(6,772)	136	91,407	(335)
Contract maintenance charges	(12)	(20)	(5)	(11)
Adjustments to net assets allocated to contracts in payout phase			1,195	(2,937)

Increase (decrease) in net assets resulting from contract transactions	(127,000)	37,520	(13,950)	(7,643)	91,407	(458)

Total increase (decrease) in net assets	(57,288)	116,338	1,674	24,505	96,832	11,157

NET ASSETS:
Beginning of period	347,609	231,271	129,812	105,307	64,570	53,413

End of period	$290,321	$347,609	$131,486	$129,812	$161,402	$64,570

CHANGES IN UNITS OUTSTANDING:
Units issued	6,396	28,371		1,030	15,976	3,381
Units redeemed	(18,362)	(22,533)	(3,562)	(1,120)	(7,656)	(3,394)

Net increase (decrease)	(11,966)	5,838	(3,562)	(90)	8,320	(13)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,481	$2,371	$232	$2,642	$364	$5,395
Net realized loss	(2,570)	(48,156)	(11,763)	(108,082)	(4,166)	(133,294)
Change in net unrealized appreciation (depreciation) on investments	26,121	76,927	105,429	169,810	7,884	152,692

Increase in net assets resulting from operations	28,032	31,142	93,898	64,370	4,082	24,793

CONTRACT TRANSACTIONS:
Purchase payments received			1,050	240
Transfers for contract benefits and terminations	(1,843)	(6,876)	(13,087)	(38,354)	(3,208)	(3,541)
Net transfers	97,256	58,966	(33,899)	6,238	(7,014)	(116,546)
Contract maintenance charges	(6)	(28)	(30)	(47)	(5)	(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	95,407	52,062	(45,966)	(31,923)	(10,227)	(120,092)

Total increase (decrease) in net assets	123,439	83,204	47,932	32,447	(6,145)	(95,299)

NET ASSETS:
Beginning of period	238,241	155,037	309,568	277,121	41,700	136,999

End of period	$361,680	$238,241	$357,500	$309,568	$35,555	$41,700

CHANGES IN UNITS OUTSTANDING:
Units issued	16,075	14,864	10,770	15,765		1,720
Units redeemed	(8,369)	(8,852)	(12,312)	(15,721)	(1,196)	(17,344)

Net increase (decrease)	7,706	6,012	(1,542)	44	(1,196)	(15,624)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FEDERATED CAPITAL APPRECIATION FUND II		FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,544	$5,049	$4,586	$4,342	$69,157	$91,320
Net realized gain (loss)	(125,911)	(34,992)	816	(1,427)	16,575	(3,967)
Change in net unrealized appreciation (depreciation) on investments	146,417	67,090	3,677	16,936	(5,882)	1,581

Increase in net assets resulting from operations	23,050	37,147	9,079	19,851	79,850	88,934

CONTRACT TRANSACTIONS:
Purchase payments received					420	420
Transfers for contract benefits and terminations	(112,364)	(13,829)	(33,341)	(4,613)	(156,430)	(431,122)
Net transfers		(8,610)	(5,000)	(5,180)	(427,199)	302,842
Contract maintenance charges	(31)	(48)	(25)	(31)	(59)	(67)
Adjustments to net assets allocated to contracts in payout phase		(35,395)			(918)

Decrease in net assets resulting from contract transactions	(112,395)	(57,882)	(38,366)	(9,824)	(584,186)	(127,927)

Total increase (decrease) in net assets	(89,345)	(20,735)	(29,287)	10,027	(504,336)	(38,993)

NET ASSETS:
Beginning of period	300,041	320,776	88,496	78,469	2,059,978	2,098,971

End of period	$210,696	$300,041	$59,209	$88,496	$1,555,642	$2,059,978

CHANGES IN UNITS OUTSTANDING:
Units issued		15			22,378	55,801
Units redeemed	(9,185)	(2,029)	(2,700)	(867)	(58,887)	(50,316)

Net increase (decrease)	(9,185)	(2,014)	(2,700)	(867)	(36,509)	5,485

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE SECURITIES FUND		FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO	INVESCO V.I. CORE EQUITY FUND
	2010	2009	2010	2010	2009
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(261)	$740	$828	$198	$3,348
Net realized gain (loss)	(13,048)	(11,800)	11	27,732	3,054
Change in net unrealized appreciation on investments	67,597	57,179	9,193	(11,714)	92,893

Increase in net assets resulting from operations	54,288	46,119	10,032	16,216	99,295

CONTRACT TRANSACTIONS:
Purchase payments received	1,320	1,320
Transfers for contract benefits and terminations	(1,309)	(6,595)		(213,867)	(23,750)
Net transfers	(72,410)	93,115	60,377	(21,789)	(79,756)
Contract maintenance charges	(6)	(3)		(74)	(111)
Adjustments to net assets allocated to contracts in payout phase					(15,741)

Increase (decrease) in net assets resulting from contract transactions	(72,405)	87,837	60,377	(235,730)	(119,358)

Total increase (decrease) in net assets	(18,117)	133,956	70,409	(219,514)	(20,063)

NET ASSETS:
Beginning of period	257,886	123,930	0	396,746	416,809

End of period	$239,769	$257,886	$70,409	$177,232	$396,746

CHANGES IN UNITS OUTSTANDING:
Units issued	3,885	14,088	6,510		16
Units redeemed	(12,146)	(2,257)		(14,549)	(7,082)

Net increase (decrease)	(8,261)	11,831	6,510	(14,549)	(7,066)

(1)	For the period May 17, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2010	2009	2010	2009	2010	2009
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,530	$5,551	$6,719	$2,598	$(33)	$41
Net realized gain (loss)	(2,865)	(19,326)	20,712	(8,287)	(214)	53
Change in net unrealized appreciation (depreciation) on investments	5,503	43,659	21,887	73,122	712	354

Increase in net assets resulting from operations	10,168	29,884	49,318	67,433	465	448

CONTRACT TRANSACTIONS:
Purchase payments received			700
Transfers for contract benefits and terminations	(14,954)	(7,023)	(1,524)	(106)
Net transfers		(20,758)	(2,706)	157,971	3,037	4,222
Contract maintenance charges	(41)	(54)	(14)	(10)
Adjustments to net assets allocated to contracts in payout phase		(22,501)

Increase (decrease) in net assets resulting from contract transactions	(14,995)	(50,336)	(3,544)	157,855	3,037	4,222

Total increase (decrease) in net assets	(4,827)	(20,452)	45,774	225,288	3,502	4,670

NET ASSETS:
Beginning of period	85,000	105,452	315,981	90,693	4,670	0

End of period	$80,173	$85,000	$361,755	$315,981	$8,172	$4,670

CHANGES IN UNITS OUTSTANDING:
Units issued		588	17,102	26,379	638	374
Units redeemed	(924)	(2,738)	(15,688)	(5,065)	(433)

Net increase (decrease)	(924)	(2,150)	1,414	21,314	205	374

(1)	For the period August 21, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND			INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND
	2010	2009		2010	2009	2010	2009
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(168)	$		$(2,126)	$(1,724)	$(1,896)	$6,450
Net realized gain (loss)	348		(1)	(175)	(9,785)	(15,125)	(35,683)
Change in net unrealized appreciation (depreciation) on investments	4,670		137	51,449	102,944	55,000	66,912

Increase in net assets resulting from operations	4,850		136	49,148	91,435	37,979	37,679

CONTRACT TRANSACTIONS:
Purchase payments received	700						1,800
Transfers for contract benefits and terminations				(7,805)	(12,063)	(3,852)	(980)
Net transfers	17,179		9,599		(7,184)	28,950	39,357
Contract maintenance charges				(64)	(93)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	17,879		9,599	(7,869)	(19,340)	25,098	40,177

Total increase in net assets	22,729		9,735	41,279	72,095	63,077	77,856

NET ASSETS:
Beginning of period	9,735		0	248,494	176,399	231,492	153,636

End of period	$32,464		$9,735	$289,773	$248,494	$294,569	$231,492

CHANGES IN UNITS OUTSTANDING:
Units issued	1,474		798			6,856	9,339
Units redeemed	(184)			(3,145)	(11,126)	(4,048)	(5,353)

Net increase (decrease)	1,290		798	(3,145)	(11,126)	2,808	3,986

(1)	For the period October 21, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,797)	$10,234	$16,206	$17,186	$23,744	$11,932
Net realized gain (loss)	(25,617)	(63,555)	6,817	30,651	(2,918)	(2,873)
Change in net unrealized appreciation (depreciation)on investments	107,065	128,119	38,223	131,600	63,565	118,679

Increase in net assets resulting from operations	76,651	74,798	61,246	179,437	84,391	127,738

CONTRACT TRANSACTIONS:
Purchase payments received	1,000	1,558			120	120
Transfers for contract benefits and terminations	(24,428)	(71,106)	(113,617)	(45,142)	(16,583)	(21,153)
Net transfers	340,961	136,532		(3,676)	671,560	433,115
Contract maintenance charges	(43)	(56)	(25)	(50)	(70)	(69)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	317,490	66,928	(113,642)	(48,868)	655,027	412,013

Total increase (decrease) in net assets	394,141	141,726	(52,396)	130,569	739,418	539,751

NET ASSETS:
Beginning of period	407,923	266,197	855,582	725,013	912,482	372,731

End of period	$802,064	$407,923	$803,186	$855,582	$1,651,900	$912,482

CHANGES IN UNITS OUTSTANDING:
Units issued	40,553	18,709	1		70,958	52,040
Units redeemed	(10,674)	(9,797)	(7,194)	(3,283)	(11,655)	(9,761)

Net increase (decrease)	29,879	8,912	(7,193)	(3,283)	59,303	42,279

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
	2010	2009	2010	2009	2010	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,825	$26,668	$127,645	$65,556	$1,333	$(1)
Net realized gain (loss)	5,069	16,938	37,414	13,199	(40,449)	(44,802)
Change in net unrealized appreciation (depreciation) on investments	4,097	48,563	1,267	128,899	53,576	155,473

Increase in net assets resulting from operations	42,991	92,169	166,326	207,654	14,460	110,670

CONTRACT TRANSACTIONS:
Purchase payments received			480	5,160
Transfers for contract benefits and terminations	(10,820)	(153,823)	(85,735)	(27,288)	(1,242)	(98,679)
Net transfers	(8,677)	(315,478)	456,138	1,309,443	(341,554)	(34,204)
Contract maintenance charges	(53)	(66)	(80)	(43)	(3)	(13)
Adjustments to net assets allocated to contracts in payout phase			630

Increase (decrease) in net assets resulting from contract transactions	(19,550)	(469,367)	371,433	1,287,272	(342,799)	(132,896)

Total increase (decrease) in net assets	23,441	(377,198)	537,759	1,494,926	(328,339)	(22,226)

NET ASSETS:
Beginning of period	615,483	992,681	2,182,800	687,874	328,339	350,565

End of period	$638,924	$615,483	$2,720,559	$2,182,800	$0	$328,339

CHANGES IN UNITS OUTSTANDING:
Units issued			48,577	129,911
Units redeemed	(1,070)	(28,553)	(18,622)	(12,893)	(26,023)	(12,348)

Net increase (decrease)	(1,070)	(28,553)	29,955	117,018	(26,023)	(12,348)

(1)	For the period January 1, 2010 to May 13, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2010	2009	2010	2009	2010	2009
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,111	$582	$509	$(1,173)	$(771)	$(1,433)
Net realized gain (loss)	108,746	(161,902)	(5,062)	(9,733)	(5,118)	(103,516)
Change in net unrealized appreciation (depreciation) on investments	(82,380)	294,466	38,532	128,937	110,088	425,866

Increase in net assets resulting from operations	28,477	133,146	33,979	118,031	104,199	320,917

CONTRACT TRANSACTIONS:
Purchase payments received	20	41,743
Transfers for contract benefits and terminations	(50,842)	(42,290)	(146,668)	(36,475)	(16,511)	(27,084)
Net transfers	(536,000)	97,031	(56,371)	(1,510)	(26,587)	(332,858)
Contract maintenance charges		(15)	(165)	(176)	(82)	(101)
Adjustments to net assets allocated to contracts in payout phase				(2,885)	4,162

Increase (decrease) in net assets resulting from contract transactions	(586,822)	96,469	(203,204)	(41,046)	(39,018)	(360,043)

Total increase (decrease) in net assets	(558,345)	229,615	(169,225)	76,985	65,181	(39,126)

NET ASSETS:
Beginning of period	558,345	328,730	435,268	358,283	466,645	505,771

End of period	$0	$558,345	$266,043	$435,268	$531,826	$466,645

CHANGES IN UNITS OUTSTANDING:
Units issued	390	88,462		433
Units redeemed	(68,168)	(75,958)	(14,205)	(3,232)	(2,796)	(16,762)

Net increase (decrease)	(67,778)	12,504	(14,205)	(2,799)	(2,796)	(16,762)

(1)	For the period January 1, 2010 to May 17, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
	2010	2009	2010	2009	2010	2009
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,536)	$(3,169)	$(1,147)	$2,827	$6,078	$12,802
Net realized gain (loss)	(65,026)	(195,723)	14,156	(5,800)	78,988	4,544
Change in net unrealized appreciation on investments	296,341	639,124	48,797	152,927	92,097	106,329

Increase in net assets resulting from operations	227,779	440,232	61,806	149,954	177,163	123,675

CONTRACT TRANSACTIONS:
Purchase payments received	2,995	5,000
Transfers for contract benefits and terminations	(59,106)	(66,166)	(113,315)	(46,448)	(20,439)	(12,508)
Net transfers	(134,897)	190,603		(21,062)	401,504	584,409
Contract maintenance charges	(61)	(95)	(132)	(143)	(22)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(191,069)	129,342	(113,447)	(67,653)	381,043	571,893

Total increase (decrease) in net assets	36,710	569,574	(51,641)	82,301	558,206	695,568

NET ASSETS:
Beginning of period	1,063,368	493,794	537,754	455,453	695,568	0

End of period	$1,100,078	$1,063,368	$486,113	$537,754	$1,253,774	$695,568

CHANGES IN UNITS OUTSTANDING:
Units issued	14,400	55,074			45,865	49,038
Units redeemed	(31,980)	(36,428)	(8,423)	(6,186)	(23,026)	(1,530)

Net increase (decrease)	(17,580)	18,646	(8,423)	(6,186)	22,839	47,508

(1)	For the period June 3, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND		MFS UTILITIES FUND
	2010	2009	2010	2009	2010	2009
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,667)	$(7,854)	$825	$(709)	$3,239	$110
Net realized gain (loss)	(41,340)	(155,894)	1,901	2,224	8,484	(1,934)
Change in net unrealized appreciation (depreciation)on investments	328,052	469,587	45,676	22,778	11,393	20,081

Increase in net assets resulting from operations	277,045	305,839	48,402	24,293	23,116	18,257

CONTRACT TRANSACTIONS:
Purchase payments received		28,363			125
Transfers for contract benefits and terminations	(81,910)	(69,802)	(3,033)	(14,152)	(13,288)	10
Net transfers	(24,879)	175,880	449,619	180,372	24,662	141,227
Contract maintenance charges	(49)	(58)	(17)	(7)	(10)	(10)
Adjustments to net assets allocated to contracts in payout phase	(395)

Increase (decrease) in net assets resulting from contract transactions	(107,233)	134,383	446,569	166,213	11,489	141,227

Total increase in net assets	169,812	440,222	494,971	190,506	34,605	159,484

NET ASSETS:
Beginning of period	1,172,596	732,374	190,506	0	168,579	9,095

End of period	$1,342,408	$1,172,596	$685,477	$190,506	$203,184	$168,579

CHANGES IN UNITS OUTSTANDING:
Units issued	6,439	42,271	34,992	15,910	8,263	19,925
Units redeemed	(12,265)	(23,713)	(1,071)	(1,376)	(6,835)	(1,103)

Net increase (decrease)	(5,826)	18,558	33,921	14,534	1,428	18,822

(1)	For the period July 28, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(126)	$24	$518	$(193)	$7,999	$12,664
Net realized loss	(311)	(2,451)	(12,707)	(52,659)	(126,972)	(176,008)
Change in net unrealized appreciation (depreciation) on investments	6,061	9,392	89,182	123,298	276,334	508,925

Increase in net assets resulting from operations	5,624	6,965	76,993	70,446	157,361	345,581

CONTRACT TRANSACTIONS:
Purchase payments received						41,006
Transfers for contract benefits and terminations	(1,106)	3	(4,757)	(5,046)	(81,362)	(188,233)
Net transfers		(2,196)	(57,301)	(7,153)	(162,380)	204,166
Contract maintenance charges	(3)	(3)	(5)	(7)	(55)	(77)
Adjustments to net assets allocated to contracts in payout phase					(244)

Increase (decrease) in net assets resulting from contract transactions	(1,109)	(2,196)	(62,063)	(12,206)	(244,041)	56,862

Total increase (decrease) in net assets	4,515	4,769	14,930	58,240	(86,680)	402,443

NET ASSETS:
Beginning of period	22,856	18,087	286,698	228,458	1,226,335	823,892

End of period	$27,371	$22,856	$301,628	$286,698	$1,139,655	$1,226,335

CHANGES IN UNITS OUTSTANDING:
Units issued	1		6,535	7,848	14,194	34,181
Units redeemed	(117)	(414)	(9,985)	(7,304)	(29,358)	(27,504)

Net increase (decrease)	(116)	(414)	(3,450)	544	(15,164)	6,677

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$269	$474	$143,119	$111,901	$20,606	$49,541
Net realized gain (loss)	23,171	4,891	398,257	(140,589)	10,209	80,384
Change in net unrealized appreciation on investments	(11,433)	20,471	(257,475)	517,387	74,763	93,676

Increase in net assets resulting from operations	12,007	25,836	283,901	488,699	105,578	223,601

CONTRACT TRANSACTIONS:
Purchase payments received			4,745	1,896		20,000
Transfers for contract benefits and terminations			(169,234)	(99,548)	(28,521)	(279,586)
Net transfers	(36,309)	53,263	75,885	1,132,435	739,801	653,348
Contract maintenance charges			(61)	(55)	(73)	(109)
Adjustments to net assets allocated to contracts in payout phase			(8,286)

Increase (decrease) in net assets resulting from contract transactions	(36,309)	53,263	(96,951)	1,034,728	711,207	393,653

Total increase (decrease) in net assets	(24,302)	79,099	186,950	1,523,427	816,785	617,254

NET ASSETS:
Beginning of period	93,649	14,550	2,226,866	703,439	2,072,696	1,455,442

End of period	$69,347	$93,649	$2,413,816	$2,226,866	$2,889,481	$2,072,696

CHANGES IN UNITS OUTSTANDING:
Units issued	3,247	11,653	150,963	130,565	82,209	90,946
Units redeemed	(7,231)	(2,683)	(156,532)	(38,783)	(20,645)	(53,444)

Net increase (decrease)	(3,984)	8,970	(5,569)	91,782	61,564	37,502

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$95,915	$184,516	$(143)	$73	$1,152	$1,801
Net realized gain (loss)	306,094	209,938	14,649	108	(4,327)	(27,712)
Change in net unrealized appreciation (depreciation) on investments	17,797	119,052	(18,919)	19,389	31,402	69,208

Increase (decrease) in net assets resulting from operations	419,806	513,506	(4,413)	19,570	28,227	43,297

CONTRACT TRANSACTIONS:
Purchase payments received	3,200	15,042			60	60
Transfers for contract benefits and terminations	(317,201)	(141,913)			(23,641)	(11,378)
Net transfers	393,360	1,465,966	(60,557)	48,388	(25,920)	21,513
Contract maintenance charges	(151)	(125)			(3)	(8)
Adjustments to net assets allocated to contracts in payout phase	(997)

Increase (decrease) in net assets resulting from contract transactions	78,211	1,338,970	(60,557)	48,388	(49,504)	10,187

Total increase (decrease) in net assets	498,017	1,852,476	(64,970)	67,958	(21,277)	53,484

NET ASSETS:
Beginning of period	5,297,158	3,444,682	71,012	3,054	214,364	160,880

End of period	$5,795,175	$5,297,158	$6,042	$71,012	$193,087	$214,364

CHANGES IN UNITS OUTSTANDING:
Units issued	147,107	176,148		8,598	45	12,258
Units redeemed	(133,972)	(64,639)	(8,598)		(4,474)	(7,410)

Net increase (decrease)	13,135	111,509	(8,598)	8,598	(4,429)	4,848

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SMALL CAP VALUE VCT PORTFOLIO
	2010	2009	2010	2009	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,040)	$(1,214)	$162	$(98)	$2,278
Net realized loss	(1,307)	(51,283)	(9,612)	(1,452)	(88,027)
Change in net unrealized appreciation (depreciation) on investments	22,194	107,900	40,552	21,930	79,026

Increase (decrease) in net assets resulting from operations	19,847	55,403	31,102	20,380	(6,723)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(69,142)	(548)	(209)	(416)
Net transfers	59,071	(45,887)	(51,536)	120,842	(171,143)
Contract maintenance charges	(36)	(43)			(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	59,035	(115,072)	(52,084)	120,633	(171,567)

Total increase (decrease) in net assets	78,882	(59,669)	(20,982)	141,013	(178,290)

NET ASSETS:
Beginning of period	84,499	144,168	187,550	46,537	178,290

End of period	$163,381	$84,499	$166,568	$187,550	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	4,310	379	2,723	14,616	4,168
Units redeemed	(245)	(9,826)	(7,788)	(176)	(21,490)

Net increase (decrease)	4,065	(9,447)	(5,065)	14,440	(17,322)

(1)	For the period January 1, 2009 to April 29, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO	PUTNAM VT EQUITY INCOME IB PORTFOLIO
	2010	2009	2010	2009	2010	2010
				(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,071)	$23	$(102)	$(15)	$(11)	$(1)
Net realized gain (loss)	(1,341)	(12,944)	526	(5)	38
Change in net unrealized appreciation (depreciation) on investments	20,878	29,181	3,557	27		43

Increase in net assets resulting from operations	18,466	16,260	3,981	7	27	42

CONTRACT TRANSACTIONS:
Purchase payments received			700
Transfers for contract benefits and terminations	(4,506)	(2,473)
Net transfers	199,915	(10,019)	5,226	9,603	(27)	727
Contract maintenance charges	(9)	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	195,400	(12,498)	5,926	9,603	(27)	727

Total increase in net assets	213,866	3,762	9,907	9,610	0	769

NET ASSETS:
Beginning of period	65,602	61,840	9,610	0	0	0

End of period	$279,468	$65,602	$19,517	$9,610	$0	$769

CHANGES IN UNITS OUTSTANDING:
Units issued	18,511	653	700	669	2,313	72
Units redeemed	(897)	(2,440)	(294)		(2,313)

Net increase (decrease)	17,614	(1,787)	406	669	0	72

(1)	For the period October 21, 2009 to December 31, 2009.
(2)	For the period October 12, 2010 to November 2, 2010.
(3)	For the period October 27, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ROYCE SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO
	2010	2009	2010	2009	2010	2009
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,327)	$(343)	$9,382	$10,324	$(48,061)	$(66,415)
Net realized gain (loss)	369	45	(23,314)	(88,575)	2,591
Change in net unrealized appreciation (depreciation) on investments	48,939	11,739	83,608	182,883

Increase (decrease) in net assets resulting from operations	47,981	11,441	69,676	104,632	(45,470)	(66,415)

CONTRACT TRANSACTIONS:
Purchase payments received	700		4,260	3,969	5,429,844	1,782,057
Transfers for contract benefits and terminations			(4,218)	(95,913)	(3,063,922)	(2,447,380)
Net transfers	218,711	145,605	17,678	35,361	(2,177,350)	(6,855,958)
Contract maintenance charges	(4)		(72)	(106)	(1,872)	(2,124)
Adjustments to net assets allocated to contracts in payout phase				(4,519)	5,539	10,375

Increase (decrease) in net assets resulting from contract transactions	219,407	145,605	17,648	(61,208)	192,239	(7,513,030)

Total increase (decrease) in net assets	267,388	157,046	87,324	43,424	146,769	(7,579,445)

NET ASSETS:
Beginning of period	157,046	0	568,135	524,711	6,473,038	14,052,483

End of period	$424,434	$157,046	$655,459	$568,135	$6,619,807	$6,473,038

CHANGES IN UNITS OUTSTANDING:
Units issued	15,166	11,984	9,978	11,216	1,011,355	634,717
Units redeemed			(4,816)	(12,074)	(959,595)	(1,248,748)

Net increase (decrease)	15,166	11,984	5,162	(858)	51,760	(614,031)

(1)	For the period June 1, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND
	2010	2009	2010	2009	2010	2009
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,679	$98,675	$(562)	$(439)	$2,327	$588
Net realized gain (loss)	(169,812)	(187,053)	5,229	7,333	4,149	562
Change in net unrealized appreciation (depreciation) on investments	851,133	1,265,536	(3,671)	13,374	(4,514)	(1,085)

Increase in net assets resulting from operations	745,000	1,177,158	996	20,268	1,962	65

CONTRACT TRANSACTIONS:
Purchase payments received	8,995	7,450	300	6,170
Transfers for contract benefits and terminations	(195,455)	(229,566)		(14)	(5,413)
Net transfers	(498,429)	826,187	(26,092)	31,092	65,761	12,272
Contract maintenance charges	(609)	(674)	(1)
Adjustments to net assets allocated to contracts in payout phase	(9,713)	(13,545)

Increase (decrease) in net assets resulting from contract transactions	(695,211)	589,852	(25,793)	37,248	60,348	12,272

Total increase (decrease) in net assets	49,789	1,767,010	(24,797)	57,516	62,310	12,337

NET ASSETS:
Beginning of period	5,979,123	4,212,113	65,757	8,241	12,337	0

End of period	$6,028,912	$5,979,123	$40,960	$65,757	$74,647	$12,337

CHANGES IN UNITS OUTSTANDING:
Units issued	47,205	114,431	15,407	14,246	8,213	1,167
Units redeemed	(90,233)	(53,272)	(18,214)	(9,277)	(2,764)

Net increase (decrease)	(43,028)	61,159	(2,807)	4,969	5,449	1,167

(1)	For the period August 21, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		THIRD AVENUE VALUE PORTFOLIO
	2010	2009	2010	2009	2010	2009
		(1)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$874	$18	$(330)	$86	$13,177	$(5,999)
Net realized gain (loss)	840		613	5	(20,310)	(566,494)
Change in net unrealized appreciation on investments	15,837	133	11,063	4,594	61,426	856,416

Increase in net assets resulting from operations	17,551	151	11,346	4,685	54,293	283,923

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(4,789)	(1)	(45,484)	(15,203)
Net transfers	92,711	1,500	6,971	45,846	(117,730)	(544,029)
Contract maintenance charges	(1)		(4)		(54)	(54)
Adjustments to net assets allocated to contracts in payout phase					(5,921)

Increase (decrease) in net assets resulting from contract transactions	92,710	1,500	2,178	45,845	(169,189)	(559,286)

Total increase (decrease) in net assets	110,261	1,651	13,524	50,530	(114,896)	(275,363)

NET ASSETS:
Beginning of period	1,651	0	50,530	0	522,037	797,400

End of period	$111,912	$1,651	$64,054	$50,530	$407,141	$522,037

CHANGES IN UNITS OUTSTANDING:
Units issued	8,475	131	486	4,001		14,115
Units redeemed	(884)		(360)		(21,793)	(94,696)

Net increase (decrease)	7,591	131	126	4,001	(21,793)	(80,581)

(1)	For the period June 19, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	TOUCHSTONE MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL BOND FUND
	2010	2009	2010	2009	2010	2009
		(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(76)	$(3)	$12,974	$16,886	$3,279	$(353)
Net realized gain (loss)	1,106		(141,840)	(566,823)	2,071	20
Change in net unrealized appreciation (depreciation) on investments	1,126	193	382,553	723,544	21,623	(1,298)

Increase (decrease) in net assets resulting from operations	2,156	190	253,687	173,607	26,973	(1,631)

CONTRACT TRANSACTIONS:
Purchase payments received				16,433
Transfers for contract benefits and terminations		(1)	(6,769)	(44,799)	(7,736)	(867)
Net transfers	14,888	1,500	(64,981)	(88,526)	411,277	181,668
Contract maintenance charges	(1)		(85)	(80)	(23)	(3)
Adjustments to net assets allocated to contracts in payout phase			2,102

Increase (decrease) in net assets resulting from contract transactions	14,887	1,499	(69,733)	(116,972)	403,518	180,798

Total increase in net assets	17,043	1,689	183,954	56,635	430,491	179,167

NET ASSETS:
Beginning of period	1,689	0	876,645	820,010	179,167	0

End of period	$18,732	$1,689	$1,060,599	$876,645	$609,658	$179,167

CHANGES IN UNITS OUTSTANDING:
Units issued	1,920	129	1,423	4,841	41,051	16,533
Units redeemed	(866)		(4,768)	(12,115)	(4,373)	(80)

Net increase (decrease)	1,054	129	(3,345)	(7,274)	36,678	16,453

(1)	For the period June 19, 2009 to December 31, 2009.
(2)	For the period August 24, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2010	2010	2009	2010	2009
	(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(858)	$(121)	$(109)	$(100)	$(1,075)
Net realized gain (loss)	(38)	7,166	24	19,390	(66,965)
Change in net unrealized appreciation on investments	47,134	(2,826)	6,902	23,277	111,541

Increase in net assets resulting from operations	46,238	4,219	6,817	42,567	43,501

CONTRACT TRANSACTIONS:
Purchase payments received	700	700	(5)
Transfers for contract benefits and terminations				(21,221)
Net transfers	218,141	11,207	22,500	(2,305)	84,726
Contract maintenance charges				(16)	(14)
Adjustments to net assets allocated to contracts in payout phase				(7,977)

Increase (decrease) in net assets resulting from contract transactions	218,841	11,907	22,495	(31,519)	84,712

Total increase in net assets	265,079	16,126	29,312	11,048	128,213

NET ASSETS:
Beginning of period	0	29,312	0	199,116	70,903

End of period	$265,079	$45,438	$29,312	$210,164	$199,116

CHANGES IN UNITS OUTSTANDING:
Units issued	15,347	4,290	3,486	2,094	15,818
Units redeemed		(3,746)		(6,401)	(5,762)

Net increase (decrease)	15,347	544	3,486	(4,307)	10,056

(1)	For the period January 7, 2010 to December 31, 2010.
(2)	For the period April 6, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,109	$596
Net realized gain (loss)	(4,029)	(15,902)
Change in net unrealized appreciation (depreciation) on investments	30,888	84,456

Increase in net assets resulting from operations	27,968	69,150

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(8,753)	(7,925)
Net transfers	(1,000)	(14,520)
Contract maintenance charges	(15)	(26)
Adjustments to net assets allocated to contracts in payout phase		(4,011)

Decrease in net assets resulting from contract transactions	(9,768)	(26,482)

Total increase in net assets	18,200	42,668

NET ASSETS:
Beginning of period	175,958	133,290

End of period	$194,158	$175,958

CHANGES IN UNITS OUTSTANDING:
Units issued		697
Units redeemed	(680)	(2,232)

Net increase (decrease)	(680)	(1,535)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

Investment Division	Purchases	Sales

Alger Large Cap Growth Portfolio	$67,154	$286,641
Alger Mid Cap Growth Portfolio	19,514	63,266
AllianceBernstein VPS Growth & Income Portfolio	0	67,698
AllianceBernstein VPS Growth Portfolio	117	38,474
AllianceBernstein VPS International Growth Portfolio	129,613	397,647
AllianceBernstein VPS International Value Portfolio	134,908	383,194
AllianceBernstein VPS Real Estate Investment Portfolio	63,156	18,156
AllianceBernstein VPS Small/Midcap Value Portfolio	220,303	175,279
American Century VP Balanced Fund	113,944	97,114
American Century VP Income & Growth Fund	14,703	7,738
American Century VP International Fund	6,655	21,277
American Century VP Mid Cap Value Fund	7,909	805

American Century VP Value Fund	179,207	253,331
Columbia VIT Marsico 21st Century Fund	15,369	61
Columbia VIT Small Cap Value Fund	94,043	940
Delaware VIP Small Cap Value Series	35,966	119,737
Delaware VIP Smid Cap Growth Series	167,078	5,155
Dreyfus IP Midcap Stock Portfolio	444	392
Dreyfus VIF Appreciation Portfolio	217,514	93,350
Dreyfus VIF Growth & Income Portfolio	505	8,207
DWS Blue Chip VIP Portfolio	24,100	47,307
DWS Capital Growth VIP Portfolio	198,076	66,320
DWS Dreman Small Mid Cap Value VIP Portfolio	66,369	191,483
DWS Growth & Income VIP Portfolio	1,993	16,194
DWS Health Care VIP Portfolio	178,706	83,303
DWS Large Cap Value VIP Portfolio	174,230	73,142
DWS Small Cap Index VIP Portfolio	141,191	186,922
DWS Strategic Value VIP Portfolio	670	10,534
Federated Capital Appreciation Fund II	4,411	114,268
Federated Capital Income Fund II	5,303	39,085
Federated Fund for U.S. Government Securities II	386,608	899,118
Franklin Small Cap Value Securities Fund	36,941	109,608
Franklin Templeton Foreign Securities Portfolio	61,447	238
Invesco V.I. Core Equity Fund	2,374	237,922
Invesco V.I. High Yield Fund	8,237	15,702
Invesco V.I. International Growth Fund	170,495	167,317
Invesco V.I. Mid Cap Core Equity Fund	8,284	5,279
Invesco V.I. Small Cap Equity Fund	20,423	2,711
Invesco V.I. Technology Fund	0	9,992
Invesco Van Kampen VI Comstock Fund	69,477	46,270
Invesco Van Kampen VI Growth & Income Fund	434,256	121,536
Janus Aspen Balanced Portfolio Institutional Shares	23,512	120,952
Janus Aspen Balanced Portfolio Service Shares	813,883	135,065
Janus Aspen Flexible Bond Portfolio Institutional Shares	41,259	25,509
Janus Aspen Flexible Bond Portfolio Service Shares	763,381	253,433
Janus Aspen Growth & Income Portfolio Institutional Shares	2,130	343,619
Janus Aspen Growth & Income Portfolio Service Shares	6,688	593,270
Janus Aspen Janus Portfolio	3,121	205,828
Janus Aspen Overseas Portfolio Institutional Shares	3,256	47,292
Janus Aspen Overseas Portfolio Service Shares	156,956	353,160
Janus Aspen Worldwide Portfolio	2,785	117,383
Lazard Retirement Emerging Markets Equity Series Portfolio	739,596	352,441
LVIP Baron Growth Opportunities Fund	86,274	205,275
MFS International Value Fund	463,318	15,892
MFS Utilities Fund	75,487	61,556
Neuberger Berman AMT Regency Portfolio	82	1,317
NVIT Mid Cap Index Fund	91,379	152,615
Oppenheimer Global Securities Fund/VA	256,336	493,618
Oppenheimer International Growth Fund/VA	27,409	63,450
Pimco VIT High Yield Portfolio	2,322,587	2,264,076
Pimco VIT Low Duration Portfolio	1,002,099	263,033
Pimco VIT Total Return Portfolio	2,201,281	1,848,138
Pioneer Emerging Markets VCT Portfolio	20	60,724
Pioneer Fund VCT Portfolio	3,267	51,621
Pioneer Growth Opportunities VCT Portfolio	62,257	4,258
Pioneer Mid Cap Value VCT Portfolio	27,183	79,105

Prudential Series Fund Equity Portfolio	207,325	12,151
Prudential Series Fund Natural Resources Portfolio	10,658	4,834
Putnam VT American Government Income IB Portfolio	24,165	24,203
Putnam VT Equity Income IB Portfolio	726	0
Royce Small-Cap Portfolio	219,835	1,737
Schwab Markettrack Growth Portfolio II	107,213	80,178
Schwab Money Market Portfolio	10,951,838	10,828,878
Schwab S&P 500 Index Portfolio	661,256	1,281,419
Seligman Communications & Information Portfolio	162,727	189,084
Sentinel Variable Products Bond Fund	97,913	31,545
Sentinel Variable Products Common Stock Fund	106,140	12,549
Sentinel Variable Products Small Company Fund	7,002	5,153
Third Avenue Value Portfolio	21,069	171,168
Touchstone Mid Cap Growth Fund	27,500	12,688
Universal Institutional Fund U.S. Real Estate Portfolio	78,654	137,504
Van Eck VIP Global Bond Fund	460,994	53,791
Van Eck VIP Global Hard Assets Fund	219,212	1,215
Wells Fargo Advantage VT Discovery Fund	43,878	32,091
Wells Fargo Advantage VT Opportunity Fund	43,198	66,839
Wells Fargo Advantage VT Small Cap Value Fund	2,610	11,267

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Schwab Select Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For each Investment Division available to Schwab OneSource Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, and the range of the lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not in force for the full year.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
2010	60	$18.44	$1,104	0.74%	0.85%	12.44%
2009	74	$16.40	$1,215	0.69%	0.85%	46.30%
2008	92	$11.21	$1,038	0.21%	0.85%	(46.59) %
2007	144	$20.99	$3,042	0.28%	0.85%	18.92%
2006	90	$17.65	$1,596	0.13%	0.85%	4.25%
ALGER MID CAP GROWTH PORTFOLIO
2010	20	$14.99	$306	0.00%	0.85%	18.36%
2009	23	$12.66	$296	0.00%	0.85%	50.36%
2008	39	$8.42	$325	0.15%	0.85%	(58.71) %
2007	66	$20.39	$1,346	0.00%	0.85%	30.45%
2006	17	$15.63	$271	0.00%	0.85%	9.22%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
(Effective date 05/01/2006)
2010	3	$9.19	$30	0.00%	0.85%	12.19%
2009	11	$8.19	$91	4.68%	0.85%	19.74%
2008	13	$6.84	$87	1.44%	0.85%	(41.09) %
2007	16	$11.61	$186	1.31%	0.85%	4.22%
2006	3	$11.14	$29	0.00%	0.85%	11.40%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
(Effective date 05/01/2006)
2010	5	$9.55	$43	0.23%	0.85%	14.08%
2009	9	$8.37	$74	0.00%	0.85%	32.02%
2008	9	$6.34	$59	0.00%	0.85%	(42.93) %
2007	23	$11.11	$256	0.00%	0.85%	12.11%
2006	3	$9.91	$31	0.00%	0.85%	(0.90) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2010	52	$14.13	$754	2.04%	0.85%	11.94%
2009	77	$12.62	$976	4.53%	0.85%	38.38%
2008	106	$9.12	$966	0.00%	0.85%	(49.28) %
2007	97	$17.98	$1,745	1.87%	0.85%	17.13%
2006	85	$15.35	$1,302	0.94%	0.85%	25.92%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2010	23	$7.61	$188	2.30%	0.85%	3.71%
2009	52	$7.34	$385	0.83%	0.85%	33.70%
2008	99	$5.49	$542	1.05%	0.85%	(53.63) %
2007	94	$11.84	$1,118	1.41%	0.85%	4.96%
2006	61	$11.28	$686	0.03%	0.85%	12.80%

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2010	17		$12.02	$207	0.54%	0.85%	25.81%
2009	17		$9.55	$158	1.22%	0.85%	41.69%
2008	14		$6.74	$95	0.78%	0.85%	(36.17) %
2007	13		$10.56	$137	1.94%	0.85%	0.86%
2006	10		$10.47	$104	0.00%	0.85%	4.70%
AMERICAN CENTURY VP BALANCED FUND
2010	24		$13.59	$347	1.91%	0.85%	10.69%
2009	28		$12.28	$347	5.33%	0.85%	14.55%
2008	44		$10.72	$469	2.66%	0.85%	(21.00) %
2007	46		$13.57	$623	1.73%	0.85%	3.98%
2006	41		$13.05	$533	1.72%	0.85%	8.75%
AMERICAN CENTURY VP INTERNATIONAL FUND
2010	18		$17.02	$311	2.28%	0.85%	12.33%
2009	19		$15.15	$294	2.26%	0.85%	32.66%
2008	28		$11.42	$316	0.93%	0.85%	(45.31) %
2007	38		$20.88	$792	0.70%	0.85%	17.04%
2006	42		$17.84	$758	1.51%	0.85%	23.97%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2010	1		$15.45	$9	2.24%	0.85%	18.22%
2009	0	*	$13.07	$2	0.00%	0.85%	30.70%
AMERICAN CENTURY VP VALUE FUND
2010	59		$14.33	$849	2.19%	0.85%	12.44%
2009	71		$12.74	$900	5.63%	0.85%	18.84%
2008	87		$10.72	$937	2.47%	0.85%	(27.42) %
2007	91		$14.77	$1,338	1.41%	0.85%	(5.92) %
2006	70		$15.70	$1,104	1.07%	0.85%	17.60%
COLUMBIA VIT MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2010	1		$15.45	$18	0.00%	0.85%	15.76%
2009	0	*	$13.35	$2	0.00%	0.85%	33.50%
COLUMBIA VIT SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2010	8		$15.84	$128	1.31%	0.85%	25.43%
2009	2		$12.63	$26	0.00%	0.85%	26.30%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

DELAWARE VIP SMALL CAP VALUE SERIES
2010	11	$19.76	$224	0.77%	0.85%	31.17%
2009	17	$15.06	$254	0.97%	0.85%	30.62%
2008	27	$11.53	$309	0.73%	0.85%	(30.46) %
2007	33	$16.58	$548	0.57%	0.85%	(7.43) %
2006	65	$17.91	$1,160	0.16%	0.85%	15.25%
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2010	14	$12.58	$175	0.00%	0.85%	35.17%
2009	1	$9.31	$10	0.00%	0.85%	44.12%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2010	4	$15.09	$53	0.96%	0.85%	26.00%
2009	4	$11.98	$42	1.99%	0.85%	34.46%
2008	4	$8.91	$34	0.92%	0.85%	(40.95) %
2007	5	$15.09	$76	0.43%	0.85%	0.67%
2006	5	$14.99	$78	0.41%	0.85%	6.84%
DREYFUS VIF APPRECIATION PORTFOLIO
2010	63	$11.55	$722	2.20%	0.85%	14.30%
2009	57	$10.11	$578	2.64%	0.85%	21.51%
2008	64	$8.32	$528	1.91%	0.85%	(30.08) %
2007	49	$11.90	$588	1.49%	0.85%	6.16%
2006	102	$11.21	$1,148	1.10%	0.85%	15.57%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2010	5	$10.49	$54	1.20%	0.85%	17.62%
2009	6	$8.92	$54	1.29%	0.85%	27.79%
2008	10	$6.98	$69	0.62%	0.85%	(40.95) %
2007	15	$11.82	$177	0.76%	0.85%	7.55%
2006	18	$10.99	$203	0.80%	0.85%	13.53%
DWS BLUE CHIP VIP PORTFOLIO
(Effective date 05/01/2006)
2010	5	$10.11	$51	1.61%	0.85%	12.84%
2009	9	$8.96	$77	1.40%	0.85%	32.94%
2008	4	$6.74	$25	2.46%	0.85%	(39.06) %
2007	33	$11.06	$361	1.21%	0.85%	2.60%
2006	47	$10.78	$506	0.00%	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2010	37	$10.73	$392	0.89%	0.85%	15.74%
2009	38	$9.27	$351	1.47%	0.85%	25.78%
2008	37	$7.37	$275	0.94%	0.85%	(33.54) %
2007	31	$11.09	$348	0.43%	0.85%	11.68%
2006	16	$9.93	$158	0.62%	0.85%	7.58%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2006)
2010	11	$11.22	$120	1.33%	0.85%	22.07%
2009	22	$9.19	$205	1.96%	0.85%	28.53%
2008	30	$7.15	$212	1.56%	0.85%	(33.98)%
2007	31	$10.83	$337	0.76%	0.85%	2.27%
2006	23	$10.59	$239	0.00%	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2010	12	$9.19	$131	1.61%	0.85%	13.43%
2009	16	$8.10	$130	1.99%	0.85%	33.00%
2008	16	$6.09	$105	2.03%	0.85%	(38.86)%
2007	16	$9.96	$169	1.32%	0.85%	0.50%
2006	31	$9.91	$302	1.01%	0.85%	12.61%
DWS HEALTH CARE VIP PORTFOLIO
(Effective date 05/01/2006)
2010	9	$11.88	$103	0.00%	0.85%	7.24%
2009	5	$11.08	$54	1.00%	0.85%	21.23%
2008	5	$9.14	$45	0.14%	0.85%	(23.90)%
2007	4	$12.01	$42	0.00%	0.85%	12.24%
2006	1	$10.70	$13	0.00%	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2010	29	$11.57	$334	2.16%	0.85%	9.79%
2009	17	$10.54	$183	2.45%	0.85%	24.29%
2008	18	$8.48	$155	2.06%	0.85%	(36.90)%
2007	10	$13.44	$135	0.68%	0.85%	12.19%
2006	2	$11.98	$29	1.06%	0.85%	14.42%
DWS SMALL CAP INDEX VIP PORTFOLIO
2010	15	$18.05	$272	0.85%	0.85%	25.32%
2009	17	$14.40	$245	1.88%	0.85%	25.44%
2008	24	$11.48	$272	1.57%	0.85%	(34.66)%
2007	26	$17.57	$453	0.87%	0.85%	(2.71)%
2006	31	$18.06	$562	0.69%	0.85%	16.44%
DWS STRATEGIC VALUE VIP PORTFOLIO
2010	4	$9.18	$36	1.86%	0.85%	11.61%
2009	5	$8.22	$42	6.31%	0.85%	24.17%
2008	21	$6.62	$137	3.32%	0.85%	(46.44)%
2007	23	$12.36	$287	1.23%	0.85%	(2.68)%
2006	28	$12.70	$353	0.81%	0.85%	17.70%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

FEDERATED CAPITAL APPRECIATION FUND II
2010	15	$13.67	$211	2.01%	0.85%	12.06%
2009	25	$12.20	$300	2.69%	0.85%	13.81%
2008	27	$10.72	$321	1.85%	0.85%	(34.39) %
2007	29	$16.34	$512	1.78%	0.85%	(10.42) %
2006	91	$18.24	$1,696	1.54%	0.85%	13.01%
FEDERATED CAPITAL INCOME FUND II
2010	4	$14.50	$59	6.28%	0.85%	11.14%
2009	7	$13.05	$88	6.17%	0.85%	27.19%
2008	8	$10.26	$78	5.67%	0.85%	(21.02) %
2007	8	$12.99	$99	5.54%	0.85%	3.10%
2006	11	$12.60	$136	5.74%	0.85%	14.75%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2010	66	$18.25	$1,218	4.89%	0.85%	4.30%
2009	95	$17.50	$1,655	5.32%	0.85%	4.35%
2008	122	$16.77	$2,048	4.95%	0.85%	3.39%
2007	126	$16.22	$2,050	4.11%	0.85%	5.39%
2006	117	$15.39	$1,800	4.26%	0.85%	3.22%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Effective date 05/01/2006)
2010	18	$10.66	$192	0.72%	0.85%	27.10%
2009	27	$8.39	$226	1.26%	0.85%	28.09%
2008	18	$6.55	$115	0.95%	0.85%	(33.57) %
2007	17	$9.86	$168	0.36%	0.85%	(1.40) %
FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO
(Effective date 04/30/2010)
2010	1	$10.80	$8	0.00%	0.85%	8.00%
INVESCO V.I. CORE EQUITY FUND
2010	10	$17.44	$177	0.93%	0.85%	8.62%
2009	25	$16.06	$397	1.70%	0.85%	27.26%
2008	32	$12.62	$417	1.91%	0.85%	(30.74) %
2007	42	$18.22	$791	1.05%	0.85%	7.18%
2006	50	$17.00	$872	1.68%	0.85%	15.41%
INVESCO V.I. HIGH YIELD FUND
2010	5	$16.82	$80	9.89%	0.85%	12.60%
2009	6	$14.94	$85	8.18%	0.85%	51.52%
2008	8	$9.86	$105	9.56%	0.85%	(26.36) %
2007	9	$13.39	$149	5.79%	0.85%	0.38%
2006	14	$13.33	$204	7.89%	0.85%	9.80%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2010	18		$11.20	$201	2.64%	0.85%	11.92%
2009	21		$10.01	$210	1.93%	0.85%	34.18%
2008	11		$7.46	$86	0.64%	0.85%	(40.89)%
2007	20		$12.62	$247	0.46%	0.85%	13.69%
2006	54		$11.10	$596	1.33%	0.85%	11.00%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2010	0	*	$14.12	$4	0.49%	0.85%	13.08%
2009	0	*	$12.49	$5	1.23%	0.85%	24.90%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2010	1		$15.55	$12	0.00%	0.85%	27.46%
INVESCO V.I. TECHNOLOGY FUND
2010	100		$2.90	$290	0.00%	0.85%	20.36%
2009	103		$2.41	$248	0.00%	0.85%	56.49%
2008	114		$1.54	$176	0.00%	0.85%	(45.20)%
2007	119		$2.81	$335	0.00%	0.85%	6.84%
2006	142		$2.63	$372	0.00%	0.85%	9.58%
INVESCO VAN KAMPEN VI COMSTOCK FUND
2010	22		$11.13	$249	0.13%	0.85%	15.01%
2009	22		$9.68	$209	4.92%	0.85%	27.70%
2008	20		$7.58	$154	2.55%	0.85%	(36.20)%
2007	20		$11.88	$236	2.24%	0.85%	(2.86)%
2006	46		$12.23	$562	0.63%	0.85%	15.38%
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2010	57		$11.99	$680	0.07%	0.85%	11.53%
2009	32		$10.75	$341	3.87%	0.85%	23.28%
2008	31		$8.72	$266	2.13%	0.85%	(32.61)%
2007	30		$12.94	$391	1.74%	0.85%	1.97%
2006	16		$12.69	$201	1.17%	0.85%	15.26%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2010	50		$16.17	$803	2.73%	0.85%	7.49%
2009	57		$15.04	$856	3.02%	0.85%	24.81%
2008	60		$12.05	$725	2.60%	0.85%	(16.55)%
2007	82		$14.44	$1,180	2.52%	0.85%	9.56%
2006	78		$13.18	$1,025	2.69%	0.85%	9.83%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2010	99	$11.58	$1,149	2.69%	0.85%	7.23%
2009	67	$10.80	$722	2.91%	0.85%	24.57%
2008	42	$8.67	$363	2.75%	0.85%	(16.79)%
2007	15	$10.42	$153	1.36%	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2010	34	$18.71	$639	6.17%	0.85%	7.08%
2009	35	$17.47	$615	4.11%	0.85%	12.28%
2008	64	$15.56	$993	4.28%	0.85%	5.06%
2007	77	$14.81	$1,146	4.34%	0.85%	6.16%
2006	116	$13.95	$1,619	4.87%	0.85%	3.33%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2010	165	$13.07	$2,159	5.82%	0.85%	6.85%
2009	151	$12.23	$1,841	4.51%	0.85%	12.00%
2008	60	$10.92	$653	5.43%	0.85%	4.80%
2007	29	$10.42	$302	4.02%	0.85%	4.20%
JANUS ASPEN JANUS PORTFOLIO
2010	17	$16.07	$266	1.01%	0.85%	13.58%
2009	31	$14.15	$435	0.54%	0.85%	35.15%
2008	34	$10.47	$358	0.75%	0.85%	(40.21)%
2007	37	$17.51	$658	0.70%	0.85%	14.15%
2006	46	$15.34	$712	0.46%	0.85%	10.44%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2010	15	$32.16	$532	0.69%	0.85%	24.26%
2009	18	$25.88	$467	0.58%	0.85%	77.99%
2008	35	$14.54	$506	2.77%	0.85%	(52.51)%
2007	52	$30.62	$1,589	0.66%	0.85%	27.27%
2006	50	$24.06	$1,210	1.96%	0.85%	45.73%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2010	89	$12.41	$1,100	0.52%	0.85%	24.01%
2009	106	$10.01	$1,063	0.46%	0.85%	77.48%
2008	88	$5.64	$494	2.33%	0.85%	(52.61)%
2007	127	$11.90	$1,511	0.36%	0.85%	19.00%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

JANUS ASPEN WORLDWIDE PORTFOLIO
2010	31		$15.62	$486	0.60%	0.85%	14.89%
2009	40		$13.60	$538	1.44%	0.85%	36.55%
2008	46		$9.96	$455	1.21%	0.85%	(45.12) %
2007	48		$18.15	$873	0.70%	0.85%	8.68%
2006	74		$16.70	$1,229	1.72%	0.85%	17.28%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
(Effective date 05/01/2009)
2010	50		$17.81	$887	1.37%	0.85%	21.65%
2009	43		$14.64	$635	2.92%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2010	54		$20.97	$1,143	0.00%	0.85%	25.30%
2009	61		$16.74	$1,025	0.00%	0.85%	37.21%
2008	60		$12.20	$732	0.00%	0.85%	(39.66) %
2007	66		$20.22	$1,330	0.00%	0.85%	2.54%
2006	64		$19.72	$1,265	0.00%	0.85%	14.58%
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2010	30		$14.14	$421	0.95%	0.85%	7.89%
2009	11		$13.11	$145	0.00%	0.85%	31.10%
MFS UTILITIES FUND
(Effective date 05/01/2008)
2010	19		$9.36	$181	2.81%	0.85%	12.51%
2009	19		$8.32	$160	0.51%	0.85%	31.85%
2008	0	*	$6.31	$3	0.00%	0.85%	(36.90) %
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
(Effective date 05/01/2006)
2010	3		$10.13	$27	0.34%	0.85%	24.94%
2009	3		$8.11	$23	0.98%	0.85%	45.08%
2008	3		$5.59	$18	0.90%	0.85%	(46.46) %
2007	4		$10.44	$45	0.47%	0.85%	2.15%
2006	1		$10.22	$11	0.39%	0.85%	2.20%
NVIT MID CAP INDEX FUND
2010	13		$18.24	$242	1.00%	0.85%	24.80%
2009	16		$14.62	$231	0.69%	0.85%	35.37%
2008	20		$10.80	$220	1.06%	0.85%	(37.14) %
2007	27		$17.18	$461	1.18%	0.85%	6.44%
2006	32		$16.14	$511	1.00%	0.85%	8.83%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

OPPENHEIMER GLOBAL SECURITIES FUND/VA
2010	58	$19.34	$1,125	1.52%	0.85%	14.99%
2009	71	$16.82	$1,197	2.12%	0.85%	38.55%
2008	68	$12.14	$824	1.63%	0.85%	(40.66)%
2007	78	$20.46	$1,601	1.25%	0.85%	5.41%
2006	90	$19.41	$1,748	1.17%	0.85%	16.72%
PIMCO VIT HIGH YIELD PORTFOLIO
2010	134	$15.79	$2,138	7.26%	0.85%	13.50%
2009	151	$13.91	$2,102	8.40%	0.85%	39.10%
2008	67	$10.00	$674	7.69%	0.85%	(24.18)%
2007	78	$13.19	$1,034	6.95%	0.85%	2.73%
2006	106	$12.84	$1,358	6.87%	0.85%	8.08%
PIMCO VIT LOW DURATION PORTFOLIO
2010	167	$12.76	$2,130	1.62%	0.85%	4.42%
2009	152	$12.22	$1,853	3.35%	0.85%	12.32%
2008	131	$10.88	$1,422	4.06%	0.85%	(1.18)%
2007	145	$11.01	$1,600	4.76%	0.85%	6.38%
2006	134	$10.35	$1,391	4.18%	0.85%	3.09%
PIMCO VIT TOTAL RETURN PORTFOLIO
2010	335	$14.07	$4,738	2.41%	0.85%	7.20%
2009	370	$13.12	$4,855	5.05%	0.85%	13.01%
2008	293	$11.61	$3,406	4.46%	0.85%	3.94%
2007	222	$11.17	$2,481	4.82%	0.85%	7.82%
2006	146	$10.36	$1,508	4.45%	0.85%	2.98%
PIONEER FUND VCT PORTFOLIO
2010	7	$13.67	$95	1.34%	0.85%	15.05%
2009	10	$11.88	$115	1.80%	0.85%	24.14%
2008	17	$9.57	$161	6.08%	0.85%	(34.85)%
2007	18	$14.69	$263	1.24%	0.85%	4.11%
2006	17	$14.11	$243	1.78%	0.85%	15.66%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2010	11	$15.41	$163	0.00%	0.85%	19.18%
2009	7	$12.93	$84	0.00%	0.85%	43.35%
2008	16	$9.02	$144	0.00%	0.85%	(36.03)%
2007	17	$14.10	$246	0.00%	0.85%	(4.67)%
2006	26	$14.79	$383	0.00%	0.85%	4.67%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2010	15		$10.58	$163	0.91%	0.85%	16.86%
2009	19		$9.05	$172	0.78%	0.85%	24.14%
2008	6		$7.29	$47	0.87%	0.85%	(34.32)%
2007	6		$11.10	$71	0.13%	0.85%	4.42%
2006	0	*	$10.63	$5	0.00%	0.85%	6.30%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2010	23		$11.60	$267	0.21%	0.85%	10.57%
2009	6		$10.49	$66	0.89%	0.85%	36.41%
2008	8		$7.69	$62	0.93%	0.85%	(38.92)%
2007	13		$12.59	$163	0.36%	0.85%	7.98%
2006	70		$11.66	$820	0.96%	0.85%	11.15%
PUTNAM VT EQUITY INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2010	0	*	$10.60	$1	0.00%	0.85%	6.00%
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2010	16		$15.62	$256	0.21%	0.85%	19.26%
2009	5		$13.10	$70	0.00%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2010	28		$17.95	$497	2.32%	0.85%	12.64%
2009	32		$15.94	$509	2.66%	0.85%	22.99%
2008	40		$12.96	$525	2.41%	0.85%	(31.93)%
2007	49		$19.04	$954	1.62%	0.85%	4.73%
2006	102		$18.18	$1,855	1.43%	0.85%	14.05%
SCHWAB MONEY MARKET PORTFOLIO
2010	335		$13.18	$4,482	0.01%	0.85%	(0.81)%
2009	431		$13.29	$5,803	0.10%	0.85%	(0.75)%
2008	837		$13.39	$11,278	2.00%	0.85%	1.29%
2007	624		$13.22	$8,252	4.60%	0.85%	3.85%
2006	395		$12.73	$5,028	4.49%	0.85%	3.75%
SCHWAB S&P 500 INDEX PORTFOLIO
2010	346		$16.40	$5,691	1.94%	0.85%	13.72%
2009	400		$14.42	$5,774	2.83%	0.85%	25.07%
2008	360		$11.53	$4,186	2.04%	0.85%	(37.06)%
2007	361		$18.32	$6,646	1.65%	0.85%	4.45%
2006	319		$17.54	$5,590	1.40%	0.85%	14.57%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
(Effective date 05/01/2008)
2010	2		$12.08	$22	0.00%	0.85%	13.88%
2009	3		$10.61	$28	0.00%	0.85%	58.12%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2010	1		$11.25	$16	2.74%	0.85%	6.42%
2009	1		$10.57	$12	9.66%	0.85%	5.70%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2010	8		$14.49	$112	2.31%	0.85%	14.97%
2009	0	*	$12.60	$2	2.60%	0.85%	26.00%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2010	0	*	$15.48	$3	0.02%	0.85%	22.73%
2009	0	*	$12.61	$6	0.74%	0.85%	26.10%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2010	36		$8.86	$334	3.84%	0.85%	13.06%
2009	54		$7.84	$424	0.00%	0.85%	44.12%
2008	144		$5.44	$783	0.93%	0.85%	(44.09)%
2007	116		$9.73	$1,127	2.83%	0.85%	(5.63)%
2006	22		$10.31	$226	0.46%	0.85%	3.10%
TOUCHSTONE MID CAP GROWTH FUND
(Effective date 05/01/2009)
2010	1		$15.83	$19	0.29%	0.85%	20.83%
2009	0	*	$13.10	$2	0.11%	0.85%	31.00%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2010	35		$29.57	$1,061	2.15%	0.85%	28.85%
2009	38		$22.95	$877	3.16%	0.85%	27.29%
2008	45		$18.03	$820	3.81%	0.85%	(38.44)%
2007	43		$29.29	$1,270	1.06%	0.85%	(17.77)%
2006	71		$35.62	$2,521	0.95%	0.85%	36.89%
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2010	35		$11.47	$402	1.62%	0.85%	5.34%
2009	14		$10.89	$149	0.00%	0.85%	8.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
(Effective date 05/01/2006)
2010	16	$11.75	$202	0.80%	0.85%	22.69%
2009	20	$9.58	$188	0.00%	0.85%	46.48%
2008	11	$6.54	$71	1.90%	0.85%	(40.60)%
2007	10	$11.01	$111	0.61%	0.85%	5.76%
2006	8	$10.41	$84	0.00%	0.85%	4.10%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2010	13	$15.30	$194	1.48%	0.85%	16.26%
2009	13	$13.16	$176	1.26%	0.85%	58.75%
2008	15	$8.29	$133	0.00%	0.85%	(44.99)%
2007	16	$15.07	$247	0.02%	0.85%	(1.57)%
2006	20	$15.31	$312	0.00%	0.85%	14.77%

* The Investment Division has units that round to less than 1,000 units.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units		Unit Fair Value			Net Assets		Investment	Expense Ratio			Total Return
	(000s)		lowest to highest			(000s)		Income Ratio	lowest to highest			lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
(Effective date 05/01/2008)
2010	3		$9.53	to	$9.58	$33		0.48%	0.65%	to	0.85%	12.38%	to	12.57%
2009	1		$8.48	to	$8.51	$8		0.38%	0.65%	to	0.85%	46.21%	to	46.72%
2008	0	*	$5.80	to	$5.80	$0	*	0.00%	0.65%	to	0.65%	(42.00) %	to	(42.00) %
ALGER MID CAP GROWTH PORTFOLIO
(Effective date 05/01/2008)
2010	9		$8.51	to	$8.56	$75		0.00%	0.65%	to	0.85%	18.36%	to	18.72%
2009	9		$7.19	to	$7.21	$63		0.00%	0.65%	to	0.85%	50.42%	to	50.84%
2008	3		$4.78	to	$4.78	$15		0.00%	0.85%	to	0.85%	(52.20) %	to	(52.20) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
(Effective date 05/01/2008)
2010	22		$8.11	to	$8.15	$176		2.22%	0.65%	to	0.85%	11.86%	to	12.10%
2009	20		$7.25	to	$7.27	$146		5.08%	0.65%	to	0.85%	38.36%	to	38.74%
2008	7		$5.24	to	$5.24	$35		0.00%	0.65%	to	0.85%	(47.60) %	to	(47.60) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2008)
2010	18		$6.62	to	$6.66	$121		2.90%	0.65%	to	0.85%	3.60%	to	3.90%
2009	28		$6.39	to	$6.41	$180		1.37%	0.65%	to	0.85%	33.68%	to	33.82%
2008	10		$4.78	to	$4.79	$47		0.00%	0.65%	to	0.85%	(52.20) %	to	(52.10) %
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2010	13		$9.39	to	$9.44	$120		1.05%	0.65%	to	0.85%	25.20%	to	25.53%
2009	7		$7.50	to	$7.52	$55		3.10%	0.65%	to	0.85%	28.42%	to	28.55%
2008	5		$5.84	to	$5.85	$29		0.00%	0.65%	to	0.85%	(41.60) %	to	(41.50) %
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 02/18/2009)
2010	7		$11.10	to	$11.16	$74		0.42%	0.65%	to	0.85%	25.85%	to	26.10%
2009	5		$8.82	to	$8.85	$42		1.23%	0.65%	to	0.85%	(11.80) %	to	(11.50) %
AMERICAN CENTURY VP BALANCED FUND
(Effective date 05/01/2008)
2010	12		$10.16	to	$10.21	$122		1.96%	0.65%	to	0.85%	10.68%	to	10.86%
2009	7		$9.18	to	$9.21	$62		3.98%	0.65%	to	0.85%	14.46%	to	14.69%
2008	3		$8.02	to	$8.03	$25		0.00%	0.65%	to	0.85%	(19.80) %	to	(19.70) %
AMERICAN CENTURY VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2010	4		$8.98	to	$9.03	$40		1.25%	0.65%	to	0.85%	13.10%	to	13.44%
2009	4		$7.94	to	$7.96	$29		3.72%	0.65%	to	0.85%	17.11%	to	17.23%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2010	5		$15.45	to	$15.50	$70		2.11%	0.65%	to	0.85%	18.03%	to	18.23%
2009	5		$13.09	to	$13.11	$59		0.71%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY VP VALUE FUND
(Effective date 05/01/2008)
2010	22		$9.81	to	$9.86	$214		2.33%	0.65%	to	0.85%	12.50%	to	12.69%
2009	16		$8.72	to	$8.75	$136		3.31%	0.65%	to	0.85%	18.80%	to	19.05%
2008	3		$7.34	to	$7.35	$21		0.00%	0.65%	to	0.85%	(26.60) %	to	(26.50) %

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units		Unit Fair Value			Net Assets		Investment	Expense Ratio			Total Return
	(000s)		lowest to highest			(000s)		Income Ratio	lowest to highest			lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

COLUMBIA VIT SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2010	3		$15.84	to	$15.89	$47		0.89%	0.65%	to	0.85%	25.42%	to	25.61%
2009	3		$12.63	to	$12.65	$32		0.00%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 05/01/2008)
2010	4		$11.72	to	$11.79	$47		0.57%	0.65%	to	0.85%	31.10%	to	31.44%
2009	3		$8.94	to	$8.97	$26		0.82%	0.65%	to	0.85%	30.70%	to	30.95%
2008	1		$6.84	to	$6.85	$5		0.00%	0.65%	to	0.85%	(31.60) %	to	(31.50) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2008)
2010	5		$12.38	to	$12.44	$65		0.00%	0.65%	to	0.85%	35.15%	to	35.36%
2009	4		$9.16	to	$9.19	$32		0.00%	0.65%	to	0.85%	44.25%	to	44.72%
2008	2		$6.35	to	$6.35	$15		0.00%	0.85%	to	0.85%	(36.50) %	to	(36.50) %
DREYFUS VIF APPRECIATION PORTFOLIO
(Effective date 05/01/2008)
2010	28		$10.08	to	$10.13	$287		1.86%	0.65%	to	0.85%	14.42%	to	14.59%
2009	23		$8.81	to	$8.84	$200		0.92%	0.65%	to	0.85%	21.35%	to	21.76%
2008	0	*	$7.26	to	$7.26	$0	*	0.00%	0.65%	to	0.65%	(27.40) %	to	(27.40) %
DWS BLUE CHIP VIP PORTFOLIO
(Effective date 02/18/2009)
2010	1		$9.63	to	$9.68	$11		1.45%	0.65%	to	0.85%	12.90%	to	13.08%
DWS CAPITAL GROWTH VIP PORTFOLIO
(Effective date 02/11/2009)
2010	17		$9.79	to	$9.84	$166		0.58%	0.65%	to	0.85%	15.72%	to	15.90%
2009	0	*	$8.46	to	$8.49	$0	*	0.00%	0.65%	to	0.85%	(15.40) %	to	(15.10) %
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2008)
2010	16		$10.86	to	$10.92	$170		1.32%	0.65%	to	0.85%	22.02%	to	22.28%
2009	16		$8.90	to	$8.93	$143		0.64%	0.65%	to	0.85%	28.61%	to	29.05%
2008	3		$6.92	to	$6.92	$20		0.00%	0.85%	to	0.85%	(30.80) %	to	(30.80) %
DWS HEALTH CARE VIP PORTFOLIO
(Effective date 05/01/2008)
2010	6		$10.39	to	$10.45	$59		0.00%	0.65%	to	0.85%	7.22%	to	7.51%
2009	1		$9.69	to	$9.72	$10		1.30%	0.65%	to	0.85%	21.13%	to	21.50%
2008	1		$8.00	to	$8.00	$8		0.00%	0.85%	to	0.85%	(20.00) %	to	(20.00) %
DWS LARGE CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2008)
2010	3		$8.73	to	$8.78	$28		3.68%	0.65%	to	0.85%	9.81%	to	10.03%
2009	7		$7.95	to	$7.98	$56		0.06%	0.65%	to	0.85%	24.22%	to	24.69%
2008	0	*	$6.40	to	$6.40	$0	*	0.00%	0.65%	to	0.65%	(36.00) %	to	(36.00) %
DWS SMALL CAP INDEX VIP PORTFOLIO
(Effective date 05/01/2008)
2010	8		$10.81	to	$10.86	$86		1.01%	0.65%	to	0.85%	25.41%	to	25.55%
2009	8		$8.62	to	$8.65	$65		1.26%	0.65%	to	0.85%	25.29%	to	25.73%
2008	1		$6.88	to	$6.88	$5		0.00%	0.65%	to	0.65%	(31.20) %	to	(31.20) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units (000s)		Unit Fair Value lowest to highest		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(Effective date 05/01/2008)
2010	30		$11.08 to	$11.14	$338	3.71%	0.65	% to	0.85%	4.33	% to	4.50%
2009	38		$10.62 to	$10.66	$405	2.31%	0.65	% to	0.85%	4.32	% to	4.51%
2008	5		$10.18 to	$10.20	$51	0.00%	0.65	% to	0.85%	1.80	% to	2.00%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Effective date 05/01/2008)
2010	5		$10.63 to	$10.68	$48	0.71%	0.65	% to	0.85%	27.15	% to	27.29%
2009	4		$8.36 to	$8.39	$31	0.67%	0.65	% to	0.85%	28.02	% to	28.48%
2008	1		$6.53 to	$6.53	$9	0.00%	0.85	% to	0.85%	(34.70)	% to	(34.70)%
FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO
(Effective date 04/30/2010)
2010	6		$10.80 to	$10.82	$63	1.88%	0.65	% to	0.85%	8.00	% to	8.20%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2008)
2010	17		$9.38 to	$9.43	$161	2.72%	0.65	% to	0.85%	11.93	% to	12.13%
2009	13		$8.38 to	$8.41	$106	1.96%	0.65	% to	0.85%	33.87	% to	34.35%
2008	1	*	$6.26 to	$6.26	$5	0.74%	0.65	% to	0.65%	(37.40)	% to	(37.40)%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2010	0		$14.12 to	$14.17	$5	0.37%	0.65	% to	0.85%	13.14	% to	13.36%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2010	1		$15.55 to	$15.60	$20	0.00%	0.65	% to	0.85%	27.46	% to	27.76%
2009	1		$12.20 to	$12.21	$10	0.16%	0.65	% to	0.85%	22.00	% to	22.10%
INVESCO VAN KAMPEN VI COMSTOCK FUND
(Effective date 02/18/2009)
2010	5		$9.72 to	$9.77	$46	0.13%	0.65	% to	0.85%	15.03	% to	15.21%
2009	3		$8.45 to	$8.48	$23	1.67%	0.65	% to	0.85%	(15.50)	% to	(15.20)%
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
(Effective date 02/18/2009)
2010	13		$9.62 to	$9.67	$122	0.08%	0.65	% to	0.85%	11.60	% to	11.79%
2009	8		$8.62 to	$8.65	$67	3.69%	0.65	% to	0.85%	(13.80)	% to	(13.50)%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2008)
2010	45		$11.04 to	$11.10	$503	2.52%	0.65	% to	0.85%	7.18	% to	7.45%
2009	18		$10.30 to	$10.33	$191	1.54%	0.65	% to	0.85%	24.55	% to	24.91%
2008	1		$8.27 to	$8.27	$10	1.15%	0.85	% to	0.85%	(17.30)	% to	(17.30)%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2008)
2010	46		$12.25 to	$12.32	$561	5.78%	0.65	% to	0.85%	6.80	% to	7.04%
2009	30		$11.47 to	$11.51	$342	4.85%	0.65	% to	0.85%	12.01	% to	12.29%
2008	3		$10.24 to	$10.25	$34	2.25%	0.65	% to	0.85%	2.40	% to	2.50%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
(Effective date 05/01/2009)
2010	21		$17.81 to	$17.87	$366	2.14%	0.65	% to	0.85%	21.65	% to	21.90%
2009	4		$14.64 to	$14.66	$61	3.02%	0.65	% to	0.85%	46.40	% to	46.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)	Unit Fair Value lowest to highest		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

LVIP BARON GROWTH OPPORTUNITIES FUND
(Effective date 02/18/2009)
2010	19	$10.64 to	$10.70	$199	0.00%	0.65	% to	0.85%	25.32	% to	25.59%
2009	17	$8.49 to	$8.52	$148	0.00%	0.65	% to	0.85%	(15.10)	% to	(14.80)%
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2010	19	$14.14 to	$14.18	$264	1.16%	0.65	% to	0.85%	7.86	% to	8.08%
2009	4	$13.11 to	$13.12	$46	0.00%	0.65	% to	0.85%	31.10	% to	31.20%
MFS UTILITIES FUND
(Effective date 05/01/2008)
2010	2	$9.36 to	$9.41	$22	1.91%	0.65	% to	0.85%	12.50	% to	12.69%
2009	1	$8.32 to	$8.35	$8	4.54%	0.65	% to	0.85%	31.65	% to	32.12%
2008	1	$6.32 to	$6.32	$6	0.00%	0.65	% to	0.65%	(36.80)	% to	(36.80)%
NVIT MID CAP INDEX FUND
(Effective date 05/01/2008)
2010	6	$10.73 to	$10.78	$59	1.02%	0.65	% to	0.85%	24.91	% to	25.06%
2009	6	$8.59 to	$8.62	$55	0.46%	0.65	% to	0.85%	35.28	% to	35.75%
2008	1	$6.35 to	$6.35	$8	0.53%	0.85	% to	0.85%	(36.50)	% to	(36.50) %
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Effective date 02/18/2009)
2010	1	$9.89 to	$9.94	$15	1.34%	0.65	% to	0.85%	15.00	% to	15.18%
2009	3	$8.60 to	$8.63	$29	0.00%	0.65	% to	0.85%	(14.00)	% to	(13.70)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2010	7	$9.31 to	$9.36	$69	1.07%	0.65	% to	0.85%	13.81	% to	14.01%
2009	11	$8.18 to	$8.21	$94	1.34%	0.65	% to	0.85%	37.94	% to	38.45%
2008	2	$5.93 to	$5.93	$15	0.00%	0.85	% to	0.85%	(40.70)	% to	(40.70)%
PIMCO VIT HIGH YIELD PORTFOLIO
(Effective date 05/01/2008)
2010	23	$11.78 to	$11.85	$276	7.21%	0.65	% to	0.85%	13.49	% to	13.72%
2009	12	$10.38 to	$10.42	$125	7.99%	0.65	% to	0.85%	38.96	% to	39.30%
2008	4	$7.47 to	$7.48	$29	0.91%	0.65	% to	0.85%	(25.30)	% to	(25.20)%
PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 05/01/2008)
2010	66	$11.41 to	$11.47	$759	1.71%	0.65	% to	0.85%	4.39	% to	4.56%
2009	20	$10.93 to	$10.97	$220	3.20%	0.65	% to	0.85%	12.22	% to	12.63%
2008	3	$9.74 to	$9.74	$34	1.01%	0.65	% to	0.65%	(2.60)	% to	(2.60)%
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 05/01/2008)
2010	87	$12.16 to	$12.23	$1,057	2.43%	0.65	% to	0.85%	7.23	% to	7.47%
2009	39	$11.34 to	$11.38	$443	4.40%	0.65	% to	0.85%	13.06	% to	13.23%
2008	4	$10.03 to	$10.05	$38	0.97%	0.65	% to	0.85%	0.30	% to	0.50%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2010	1	$8.74 to	$8.79	$6	0.03%	0.65	% to	0.85%	14.55	% to	14.90%
2009	9	$7.63 to	$7.65	$71	0.86%	0.65	% to	0.85%	72.62	% to	73.08%
2008	1	$4.42 to	$4.42	$3	0.00%	0.85	% to	0.85%	(55.80)	% to	(55.80)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units (000s)		Unit Fair Value lowest to highest			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest					Total Return lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

PIONEER FUND VCT PORTFOLIO
(Effective date 02/18/2009)
2010	10		$9.51	to	$9.56	$	98	1.35%	0.65%	to	0.85%	14.99%	to	15.18%
2009	12		$8.27	to	$8.30	$	99	0.94%	0.65%	to	0.85%	(17.30) %	to	(17.00) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 02/18/2009)
2010	0	*	$9.92	to	$9.97	$	3	0.84%	0.65%	to	0.85%	16.98%	to	17.16%
2009	2		$8.48	to	$8.51	$	15	0.00%	0.65%	to	0.85%	(15.20) %	to	(14.90) %
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
(Effective date 05/01/2009)
2010	1		$14.58	to	$14.63	$	13	0.00%	0.65%	to	0.85%	10.54%	to	10.75%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2010	1		$18.15	to	$18.23	$	20	0.07%	0.65%	to	0.85%	26.30%	to	26.69%
2009	1		$14.37	to	$14.39	$	10	0.00%	0.65%	to	0.85%	43.70%	to	43.90%
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2010	11		$15.62	to	$15.67	$	168	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	7		$13.10	to	$13.11	$	87	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
(Effective date 02/18/2009)
2010	16		$9.71	to	$9.77	$	158	3.04%	0.65%	to	0.85%	12.65%	to	12.95%
2009	7		$8.62	to	$8.65	$	59	4.16%	0.65%	to	0.85%	(13.80) %	to	(13.50) %
SCHWAB MONEY MARKET PORTFOLIO
(Effective date 05/01/2008)
2010	215		$9.90	to	$9.96	$	2,138	0.01%	0.65%	to	0.85%	(0.80) %	to	(0.60) %
2009	67		$9.98	to	$10.02	$	670	0.19%	0.65%	to	0.85%	(0.80) %	to	(0.50) %
2008	276		$10.06	to	$10.07	$	2,775	0.71%	0.65%	to	0.85%	0.60%	to	0.70%
SCHWAB S&P 500 INDEX PORTFOLIO
(Effective date 05/01/2008)
2010	36		$9.30	to	$9.35	$	338	2.38%	0.65%	to	0.85%	13.69%	to	13.89%
2009	25		$8.18	to	$8.21	$	205	4.12%	0.65%	to	0.85%	25.08%	to	25.34%
2008	4		$6.54	to	$6.55	$	26	1.39%	0.65%	to	0.85%	(34.60) %	to	(34.50) %
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
(Effective date 05/01/2008)
2010	2		$12.07	to	$12.14	$	19	0.00%	0.65%	to	0.85%	13.76%	to	13.99%
2009	4		$10.61	to	$10.65	$	38	0.00%	0.65%	to	0.85%	58.12%	to	58.72%
2008	1		$6.71	to	$6.71	$	8	0.00%	0.85%	to	0.85%	(32.90) %	to	(32.90) %
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2010	5		$11.25	to	$11.29	$	58	4.91%	0.65%	to	0.85%	6.33%	to	6.61%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2010	4		$15.48	to	$15.53	$	61	0.05%	0.65%	to	0.85%	22.66%	to	22.96%
2009	4		$12.62	to	$12.63	$	44	0.40%	0.65%	to	0.85%	26.20%	to	26.30%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest
Schwab OneSource Annuity:

INVESTMENT DIVISIONS

THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2008)
2010	8	$9.37	to	$9.42	$74	3.99%	0.65%	to	0.85%	13.03%	to	13.22%
2009	12	$8.29	to	$8.32	$98	0.00%	0.65%	to	0.85%	44.17%	to	44.70%
2008	3	$5.75	to	$5.75	$15	0.00%	0.85%	to	0.85%	(42.50) %	to	(42.50) %
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2010	18	$11.47	to	$11.50	$207	1.41%	0.65%	to	0.85%	5.33%	to	5.50%
2009	3	$10.89	to	$10.90	$30	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2010	15	$17.22	to	$17.28	$265	0.19%	0.65%	to	0.85%	27.56%	to	27.91%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2010	4	$11.26	to	$11.32	$45	0.00%	0.65%	to	0.85%	34.37%	to	34.60%
2009	3	$8.38	to	$8.41	$29	0.00%	0.65%	to	0.85%	39.20%	to	39.47%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
(Effective date 02/18/2009)
2010	1	$10.70	to	$10.76	$9	0.46%	0.65%	to	0.85%	22.71%	to	22.97%
2009	1	$8.72	to	$8.75	$11	0.00%	0.65%	to	0.85%	(12.80) %	to	(12.50) %

* The Investment Division has units or amounts that round to less than 1,000 units or $1,000.	(Concluded)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The balance sheets of First Great-West Life & Annuity Insurance Company (“First Great-West”) as of December 31, 2010 and 2009, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of First Great-West (the “Series Account”) as of December 31, 2010, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits
(1)

Certified copy of resolution of Board of Directors of the First Great-West Life & Annuity Insurance Company establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(4)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(5)(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(5)(b)	Form of Revised Variable Annuity Application is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(5)(c)	Form of Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 filed on May 20, 2009 (File No. 333-147743).

(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(7)	Not applicable.

(8)(a)

Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(b)

Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(8)(c)

Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(d)

Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(e)

Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(f)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(g)

Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(h)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(8)(i)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(j)

Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(k)

Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(l)

Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(m)

Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(n)

Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(o)

Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(p)

Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(q)

Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(r)

Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(s)

Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(t)

Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(u)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(v)

Participation Agreement between Registrant and MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(w)

Participation Agreement between Registrant and Prudential Series Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(x)

Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(y)

Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(z)

Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(aa)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement

filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(bb)

Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(cc)

Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(dd)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(10)(a)	Written Consent of Jorden Burt LLP is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)

Powers of Attorney for Mr. Bernbach is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743). Powers of Attorney for Ms. Alzaraki and Messrs. Balog, Dackow, A. Desmarais, P. Desmarais, Jr., Katz and Walsh are incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743). Powers of Attorney for Messrs. McFeetors and Ryan, Jr. are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Position and Officers with Depositor

R.L. McFeetors	(1)	Chairman of the Board

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

J. Balog	785 Saint Anne’s Lane Vero Beach, Florida 32967	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director

R.J. Orr	(4)	Director

T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

C.P. Nelson	(2)	President, Great-West Retirement Services

R.K. Shaw	(2)	Executive Vice President, Individual Markets

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contributions Markets

G.R. Derback	(2)	Senior Vice President and Treasurer

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

G.E. Seller	18111 Von Karman Avenue, #560 Irvine CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/10

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
53.70% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2010 409,776,632 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 898,324,352.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.53%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.70% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.21%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
73.30% - Maxim Series Fund, Inc.
100.0% - GW Capital Management, LLC
100.0% - Orchard Trust Company, LLC

100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S., Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
100.0% - PII Holdings, Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
80.0% - TH Lee Putnam Capital Management, LLC
100.0% - Putnam International Holdings LLC
100.0% - Putnam Investments Inc. (Canada)
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd. (Japan)
100.0% - Putnam International Distributors, Ltd. (Cayman)
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments (Asia) Limited
100.0% - Putnam Investments Limited (U.K.)
100.0% - New Flag UK Holdings Limited
100.0% - New Flag Asset Management Limited (UK)

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
68.34% - Great-West Lifeco Inc.
100.0% -2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - GWL Investment Management Ltd.
100.0% - London Capital Management Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)

70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Crown Life Insurance Company

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
56.96% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
100.0% - Strategic Charitable Giving Foundation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2007 GP Inc.
100.0% - MSP 2008 GP Inc.
100.0% - MSP 2009 GP Inc.
100.0% - MSP 2010 GP Inc.
100.0% - MMLP GP Inc.
94.21% - Investment Planning Counsel Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Investment Corporation
100.0% - 9132-2155 Quebec Inc.
100.0% - Alpha I Financial Inc.
100.0% - IPC Save Inc.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
91.36% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.
100% - Titan Funds Incorporated
100% - Partners in Planning Financial Group Ltd.
100% - Partners in Planning Financial Services Ltd.
100% - Partners in Planning Insurance Services Ltd.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.08% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
54.1% - Pargesa Holding SA
100.0% - Pargesa Netherlands B.V.
25.6% - Imerys
50.0% - Groupe Bruxelles Lambert
Capital
7.1% - Suez Environment Company (1)
21.1% - Lafarge (1)
9.9% - Pernod Ricard (1)
0.6% - Iberdrola (1)
5.0% - Arkema (1)
100.0% - Belgian Securities BV
Capital
30.7% - Imerys (1)
100.0% - Brussels Securities
Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance NV
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy Sárl
Capital
4.0% - Total (1)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur Sárl
100.0% - GBL Verwaltung Sàrl
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
5.2% - GDF SUEZ (1)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Compagnie S.A
100.0% - Pargesa Netherlands BV
100.0% - SFPG

(1) Based on Company’s published capital as of November 30, 2010

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse ltée
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
66.77% - 9059-2114 Québec Inc.

97.5% - DuProprio Inc.
100% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Comfree Commission Free Realty Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
9.0% - Acquisio Inc.
50.0% - Workopolis Canada
25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
7.6% - Vimicro
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited

H.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
20.59% - Bellus Health Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
82.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
3.62% - Mitel Networks Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% - Power Financial Capital Corporation

Item 27. Number of Contract owners.

As of March 31, 2011 there were 83 Contract owners; 83 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification.

Provisions exist under the laws of the State of New York and the Bylaws of First Great-West whereby First Great-West may indemnify a director, officer, or controlling person of First Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of First Great-West

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29.	Principal Underwriter.

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Maxim Series Account of Great-West, FutureFunds Series Account of Great-West, COLI VUL – 2 Series Account of Great-West, COLI VUL - 4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable

Annuity Account of Great-West, Prestige Variable Life Account of Great-West, COLI VUL - 2 Series Account of First Great-West and COLI VUL - 4 Series Account of First Great-West.

(b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.E. Seller	18111 Von Karman Ave., Ste. 560 Irvine, CA 92612	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
G.R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Trading Operations
J.C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Investments Compliance Officer
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Depositor represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 18th day of April 2011.

VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company

BY:	FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.L. McFeetors	Chairman of the Board	April 18, 2011
R.L. McFeetors*

/s/ M.T.G. Graye	Director, President and	April 18, 2011
M.T.G. Graye	Chief Executive Officer

/s/ J.L. McCallen	Chief Financial Officer and	April 18, 2011
J.L. McCallen	Senior Vice President

/s/ M.D. Alazraki	Director	April 18, 2011
M.D. Alazraki*

/s/ J. Balog
J. Balog*	Director	April 18, 2011

/s/ J.L. Bernbach
J. L. Bernbach*	Director	April 18, 2011

/s/ A. Desmarais
A. Desmarais*	Director	April 18, 2011

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 18, 2011

/s/ S.Z. Katz
S.Z. Katz*	Director	April 18, 2011

R. J. Orr	Director

/s/ T.T. Ryan, Jr.
T.T. Ryan, Jr.*	Director	April 18, 2011

/s/ B.E. Walsh
B. E. Walsh*	Director	April 18, 2011

*By:	/s/ Richard G. Schultz	April 18, 2011
Richard G. Schultz
*Attorney-in-Fact pursuant to Powers of Attorney